    As filed with the Securities and Exchange Commission on April 13, 2006

                                           REGISTRATION STATEMENT NO. 333-56958
                                                                      811-07411
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-6

                 REGISTRATION UNDER THE SECURITIES ACT OF 1933


                        POST-EFFECTIVE AMENDMENT NO. 8

                                    AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 56

             THE TRAVELERS FUND UL II FOR VARIABLE LIFE INSURANCE
                          (EXACT NAME OF REGISTRANT)

                    THE TRAVELERS LIFE AND ANNUITY COMPANY
                              (Name of Depositor)

                One Cityplace, Hartford, Connecticut 06103-3415
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including area code: (860) 308-1000

                             MARIE C. SWIFT, ESQ.
                      Metropolitan Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b)

[X]   on May 1, 2006 pursuant to paragraph (b)

[ ]   __ days after filing pursuant to paragraph (a)(1)

[ ]   on __________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being registered: Flexible Premium Variable Survivorship Life Insurance Policies


================================================================================

                     METLIFE VARIABLE SURVIVORSHIP LIFE II

                            MAY 1, 2006 PROSPECTUS

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                           ISSUED TO INDIVIDUALS BY:

 METLIFE INSURANCE COMPANY OF CONNECTICUT-- METLIFE OF CT FUND UL FOR VARIABLE
                    LIFE INSURANCE (A SEPARATE ACCOUNT) OR
METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT-- METLIFE OF CT FUND UL II FOR
                 VARIABLE LIFE INSURANCE (A SEPARATE ACCOUNT)
This prospectus describes information you should know before you purchase MetLife Variable Survivorship Life II (the Policy), a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Policy for the name of your issuing company. The issuing company is referred to in this prospectus as the Company. Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy's primary features. SOME POLICY FEATURES MAY NOT BE AVAILABLE IN SOME STATES AND THERE MAY BE VARIATIONS IN YOUR POLICY FROM DESCRIPTIONS CONTAINED IN THIS PROSPECTUS BECAUSE OF DIFFERENCES IN STATE LAW THAT AFFECT THE POLICIES. We use certain terms throughout this prospectus, which are defined in APPENDIX A. The language of the Policy itself determines your rights and obligations under the Policy. Please keep this prospectus for future reference.
As a LIFE INSURANCE POLICY, the Policy is a contract between you and the Company. The Policy is designed to provide insurance protection on two individuals (the Insureds) and to build Cash Value. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Last Surviving Insured (last Insured). Premium Payments are flexible in both frequency and amount. You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS) (listed below). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Investment Options are available for Policies purchased on or after May 1, 2006:


AMERICAN FUNDS INSURANCE SERIES (Class 2)
 American Funds Global Growth Fund
 American Funds Growth Fund
 American Funds Growth-Income Fund
DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
 Dreyfus Variable Investment Fund Appreciation Portfolio
 Dreyfus Variable Investment Fund Developing Leaders Portfolio+
DWS INVESTMENT VIT FUNDS (CLASS A)+
 DWS Small Cap Index VIP+
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2)
 Templeton Developing Markets Securities Fund
 Templeton Foreign Securities Fund
GOLDMAN SACHS VARIABLE INSURANCE TRUST
 Goldman Sachs Capital Growth Fund
JANUS ASPEN SERIES -- (Service Shares)
 Mid Cap Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
 Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
 Legg Mason Partners Variable Equity Index Portfolio - Class I+
 Legg Mason Partners Variable Fundamental Value Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
 Legg Mason Partners Variable Aggressive Growth Portfolio+
 Legg Mason Partners Variable High Income Portfolio+
 Legg Mason Partners Variable Large Cap Growth Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
 Legg Mason Partners Variable Multiple Discipline Portfolio -- All Cap Growth and Value+
 Legg Mason Partners Variable Multiple Discipline Portfolio -- Balanced All Cap Growth and Value+
MET INVESTORS SERIES TRUST
 Janus Capital Appreciation Portfolio -- Class A+
 Legg Mason Partners Managed Assets Portfolio -- Class A+
 Lord Abbett Bond Debenture Portfolio -- Class A+
 Lord Abbett Growth and Income Portfolio -- Class B+
 Met/AIM Capital Appreciation Portfolio -- Class A+
 Met/AIM Small Cap Growth Portfolio -- Class A+
 MFS(R) Value Portfolio -- Class A+
 Neuberger Berman Real Estate Portfolio -- Class A+
 Pioneer Fund Portfolio -- Class A+
 Pioneer Strategic Income Portfolio -- Class A+


METROPOLITAN SERIES FUND, INC.
 BlackRock Aggressive Growth Portfolio -- Class D+
 BlackRock Money Market Portfolio -- Class A+
 FI Large Cap Portfolio -- Class A+
 FI Value Leaders Portfolio -- Class D+

 MetLife Conservative Allocation Portfolio -- Class B+
 MetLife Conservative to Moderate Allocation Portfolio -- Class B+ MetLife Moderate Allocation Portfolio -- Class B
 MetLife Moderate to Aggressive Allocation Portfolio -- Class B+
 MetLife Aggressive Allocation Portfolio -- Class B+
 MFS Total Return Portfolio -- Class F+
 T. Rowe Price Large Cap Growth Portfolio -- Class B+
 Western Asset Management U.S. Government Portfolio -- Class A+
PIMCO VARIABLE INSURANCE TRUST -- (Administrative Class)
 Real Return Portfolio
 Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST (Class II)
 Pioneer Mid Cap Value VCT Portfolio
PUTNAM VARIABLE TRUST -- Class IB
 Putnam VT Small Cap Value Fund
THE MERGER FUND VL
 The Merger Fund VL
VAN KAMPEN LIFE INVESTMENT TRUST (Class II)
 Comstock Portfolio
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio
 Total Stock Market Index Portfolio
VARIABLE INSURANCE PRODUCTS FUND
 VIP Contrafund(R) Portfolio -- Service Class


VIP Mid Cap Portfolio -- Service Class 2
--------
 (+)This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Funds" for more information.

 * The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The Travelers Life and Annuity Company has filed for approval to change its name to MetLife Life and Annuity Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a Policy endorsement notifying you of the name change once it has occurred.

To learn more about the Policy you can request a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street 3CP Hartford, CT 06103-3415, call 1-800-334-4298 or access the SEC's website (http://www.sec.gov).

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
VARIABLE LIFE INSURANCE POLICIES ARE NOT DEPOSITS OF ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER GOVERNMENT AGENCY. REPLACING ANY EXISTING LIFE INSURANCE POLICY WITH THIS POLICY MAY NOT BE TO YOUR ADVANTAGE.

                               TABLE OF CONTENTS

SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS.............................  4
Policy Summary.............................................................  4
Principal Policy Benefits..................................................  4
Principal Policy Risks.....................................................  5
Fund Company Risks.........................................................  6
FEE TABLES.................................................................  7
Transaction Fees...........................................................  7
Periodic Charges other than Fund Operating Expenses........................  8
Charges for Optional Riders................................................  9
Fund Charges and Expenses.................................................. 13
DESCRIPTION OF THE COMPANIES, SEPARATE ACCOUNTS AND FUNDS.................. 18
The Insurance Companies.................................................... 18
The Separate Accounts and Their Investment Options......................... 18
The Funds.................................................................. 19
Voting Rights.............................................................. 26
Conflicts of Interest...................................................... 26
The Fixed Account.......................................................... 26
POLICY CHARGES AND DEDUCTIONS.............................................. 27
Charges Against Premium.................................................... 27
Charges Against Cash Value................................................. 28
Charges Against the Separate Account....................................... 29
Fund Charges............................................................... 29
Modification, Reserved Rights, and Other Charges........................... 29
POLICY DESCRIPTION......................................................... 30
Applying for a Policy...................................................... 30
When Coverage Begins....................................................... 30
Right to Cancel (free look period)......................................... 31
Tax Free 'Section 1035' Exchanges.......................................... 31
Ownership/Policy Rights.................................................... 31
PREMIUMS................................................................... 33
Amount, Frequency and Duration of Premium Payments......................... 33
Allocation of Premium Payments............................................. 33
VALUES UNDER YOUR POLICY................................................... 34
Cash Value................................................................. 34
Investment Option Valuation................................................ 34
Fixed Account Valuation.................................................... 35
Loan Account Valuation..................................................... 35
TRANSFERS.................................................................. 35
Transfers of Cash Value.................................................... 35
Transfer of Cash Value from the Fixed Account to the Investment Options.... 38
Transfer of Cash Value from the Investment Options to the Fixed Account.... 39
Telephone Transfers........................................................ 39
Dollar-Cost Averaging (DCA Program)........................................ 39
Portfolio Rebalancing...................................................... 39
DEATH BENEFIT..............................................................  39
Death Benefit Examples.....................................................  40
Changing the Death Benefit Option..........................................  41
Paying the Death Benefit and Payment Options...............................  41
BENEFITS AT MATURITY.......................................................  42
OTHER BENEFITS.............................................................  42
Exchange Option............................................................  42
Riders.....................................................................  43
POLICY SURRENDERS..........................................................  44
Full Surrender.............................................................  44
Partial Surrender..........................................................  45
Policy Loans...............................................................  45
Loan Conditions............................................................  45
Effects of Loans...........................................................  46
LAPSE AND REINSTATEMENT....................................................  46
Lapse......................................................................  46
Grace Period...............................................................  46
Lapse Protection Guarantee Rider...........................................  47
Reinstatement..............................................................  47
FEDERAL TAX CONSIDERATIONS.................................................  47
Potential Benefits of Life Insurance.......................................  48
Tax Status of the Policy...................................................  48
Tax Treatment of Policy Benefits...........................................  49
OTHER TAX CONSIDERATIONS...................................................  51
Insurable Interest.........................................................  51
The Company's Income Taxes.................................................  52
Alternative Minimum Tax....................................................  52
DISTRIBUTION & COMPENSATION................................................  52
Distribution...............................................................  52
Compensation -- General....................................................  52
Compensation -- Types......................................................  52
OTHER POLICY INFORMATION...................................................  55
Payment and Suspension of Valuation........................................  55
Policy Statements..........................................................  55
Limits on Right to Contest and Suicide Exclusion...........................  56
Misstatement as to Sex and Age.............................................  56
Policy Changes.............................................................  56
Emergency Procedure........................................................  56
Restrictions on Financial Transactions.....................................  57
LEGAL PROCEEDINGS..........................................................  57
FINANCIAL STATEMENT........................................................  57
APPENDIX A: GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS.............. A-1
APPENDIX B: HYPOTHETICAL ILLUSTRATIONS..................................... B-1

                SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS

This section provides a summary of the Policy and the principal policy benefits and risks. YOU SHOULD READ THE ENTIRE PROSPECTUS BEFORE PURCHASING THE POLICY. IMPORTANT DETAILS REGARDING THE POLICY ARE CONTAINED IN OTHER SECTIONS OF THIS PROSPECTUS.

                                POLICY SUMMARY


MetLife Variable Survivorship Life II is both an insurance product and a security. The Policy is first and foremost a life insurance Policy with Death Benefits, Cash Values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Cash Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.


                           PRINCIPAL POLICY BENEFITS

   .   Death Benefit

       We will pay your Beneficiary a Death Benefit after the death of the last Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (THE STATED AMOUNT) that you wish to purchase on the two Insureds. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Cash Value of your Policy (THE MINIMUM AMOUNT INSURED). Generally, the Cash Value of your Policy is the sum of the values in the Investment Options and the Fixed Account, plus your Loan Account Value.

       In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are two Death Benefit options available:

      .   OPTION 1 -- LEVEL OPTION: the Death Benefit will be the greater of
          (i) the Stated Amount or (ii) the Minimum Amount Insured.

      .   OPTION 2 -- VARIABLE OPTION: the Death Benefit will be the greater of
          (i) the Stated Amount plus the Cash Value of the Policy or (ii) the Minimum Amount Insured.

       The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders, outstanding loans and charges or by certain Riders.

   .   Policy Surrenders (Withdrawals)

       You may withdraw some or all of your money from your Policy (minus any applicable charges and fees).

   .   Policy Loans

       You may borrow against your Policy using your Policy as collateral.

   .   The Investment Options and the Corresponding Funds

       You may select from a wide variety of Investment Options. Each Investment Option invests directly in a professionally managed Fund. You may transfer Cash Value among any of the Investment Options and the Fixed Account while continuing to defer current income taxes.

   .   The Fixed Account

       You may allocate Premium Payments and transfer Cash Value to the Fixed Account. The Fixed Account is credited interest at an effective annual rate guaranteed to be at least 3%. Transfers of Cash Value into or out of the Fixed Account are permitted subject to certain restrictions.

   .   Flexible Premium Payments

       After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

   .   Payment Options

       You or your Beneficiary can choose from a variety of fixed and variable Payment Options (e.g., lump sum or various periodic payments) to receive the Policy Proceeds.

   .   Tax-Free Death Benefit

       Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit.

   .   Right to Cancel Period

       We urge you to examine your Policy closely. When you receive your Policy, the Right to Cancel Period begins. This period is at least ten
       (10) days, or more if required by state law. If, for any reason, you are not satisfied, you may return the Policy to us during the Right to Cancel Period for a refund.

   .   Dollar-Cost Averaging

       Under this program, you invest the same amount of money at regular intervals, so you are buying more units when the market is down and fewer units when the market is high. The potential benefit is to lower your average cost per unit.

   .   Portfolio Rebalancing

       This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to automatically reallocate values in your Policy periodically to help keep your investments properly aligned with your investment strategy.

   .   Exchange Option

       During the first two Policy Years you can exchange this Policy for a form of non-variable permanent individual life insurance.

   .   Riders (Supplemental Insurance Benefits)

       You may add additional insurance to your Policy by Rider. A number of different riders are available, ranging from a Cost of Living Adjustment Rider to a Lapse Protection Guarantee Rider. Please see "Other Benefits" for descriptions of all the riders.

   .   Personalized Illustrations

       You may request personalized illustrations for the Policy that reflect your age, sex, underwriting classification, the specified insurance benefits and the premium requested. These hypothetical illustrations may help you to understand how the Contract Value and Death Benefit can change over time and how the investment performance of the Funds impact the Contract Value and the Death Benefit. The illustrations may also help you compare the Policy to other life insurance policies. Personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Contract Value.

                            PRINCIPAL POLICY RISKS

   .   Poor Fund Performance (Investment Risk)

       The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Cash Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero, even if you send us your premium payments as illustrated. In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

   .   Tax Risks

       We believe, but do not guarantee, that the Policy should be considered a life insurance policy under federal tax law. If the Policy was determined not to be a life insurance policy for federal tax purposes, you may be considered to be in constructive receipt of Policy Value, with adverse tax consequences, and all or a part of the proceeds paid under the Policy may be taxable to the Beneficiary. There is also a possibility that even if your Policy is treated as life insurance for federal tax purposes, it could be treated as a modified endowment contract (MEC) under federal tax laws (usually if your Premium payments in the first seven policy years or less exceed certain limits). If your Policy is a MEC, partial surrenders, collateral assignments and Policy loans could incur taxes, and any distributions or deemed distributions could incur the additional 10% tax on early withdrawals.

   .   Policy Lapse

       There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

   .   Policy Withdrawal Limitations

       Full and Partial surrenders may be subject to a surrender charge. The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Cash Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

   .   Effects of Policy Loans

       A Policy loan, whether or not repaid, will affect your Policy's Cash Value over time because we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options or the interest credited to the Fixed Account. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

   .   Credit Risk

       The Death Benefit guarantees, rider guarantees and the Fixed Account obligations depend on the Company's financial ability to fulfill their obligations. You should review the Company's financial statements, which are available upon request and are attached to the Statement of Additional Information.

   .   Increase in Current Fees and Expenses

       Certain Policy fees and expenses are currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

   .   Policy is not Suited for Short-Term Investment

       We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.

                              FUND COMPANY RISKS

   . A comprehensive discussion of the risks of each Fund may be found in each Fund Company's prospectus

   . Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund

       A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

       There is no assurance that any of the Funds will achieve their stated investment objective.

                                  FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Maximum Guaranteed Charge, the Current Charge and, where the amount of a charge depends on the Insureds' characteristics, such as age or rating classification, the charge for Sample Insureds.

                               TRANSACTION FEES


           CHARGE                WHEN WE DEDUCT THE CHARGE                         AMOUNT DEDUCTED/(1)/
-----------------------------  -----------------------------  --------------------------------------------------------------
Front-End Sales Charge         Upon receipt of each           Current Charge:         2.50% of each Premium Payment
                               Premium Payment                GUARANTEED CHARGE:      2.50% OF EACH PREMIUM PAYMENT
Premium Tax Charge             Upon receipt of each           Current Charge:         2.25% of each Premium Payment
(waived in Puerto Rico)        Premium Payment                GUARANTEED CHARGE:      2.25% OF EACH PREMIUM PAYMENT
Federal Deferred Acquisition   Upon receipt of each           Current Charge:         1.25% of each Premium Payment
Cost Charge                    Premium Payment                GUARANTEED CHARGE:      1.25% OF EACH PREMIUM PAYMENT
Administrative Expense Charge                                 Current Charge:         $20 Monthly
$100,000 -- $749,999                                          GUARANTEED CHARGE:      $20 MONTHLY
Administrative Expense Charge                                 Current Charge:         $0 Monthly
$750,000 +                                                    GUARANTEED CHARGE:      $0 MONTHLY
Surrender Charge (decreases    When you fully or partially    Current Charge:         Rates per $1000 of Stated Amount for
over a 15 year period)         surrender your Policy within                           First Year of Coverage:
                               the first fifteen (15) Policy                          Minimum: $11.05/(2)/
                               Years and for the first                                Maximum: $42.20/(3)/
                               fifteen (15) Policy Years
                               after an increase in Stated
                               Amount

                                                              GUARANTEED CHARGE:      RATES PER $1000 OF STATED AMOUNT FOR
                                                                                      FIRST YEAR OF COVERAGE:
                                                                                      MINIMUM: $11.05/(2) /
                                                                                      MAXIMUM: $42.20/(3)/
                                                              Sample Charge for a     Rates per $1000 of Stated Amount for
                                                              55-year-old male and a  First Year of Coverage:
                                                              55-year-old female both Current: $25.23
                                                              preferred non-smoker,   Guaranteed: $25.23
                                                              with death benefit
                                                              option 1 and a
                                                              $4,200,000 face
                                                              amount:

Decrease of Stated Amount      When a decrease in Stated      Current Charge:         Rates per $1000 of Decrease in Stated
(decreases over a 15 year      Amount is requested and a                              Amount for the First Year of Coverage:
period)                        full surrender penalty is                              Minimum: $11.05/(2) /
                               applicable.                                            Maximum: $42.20/(3)/
                                                              GUARANTEED CHARGE:      RATES PER $1000 OF DECREASE IN AMOUNT
                                                                                      FOR FIRST YEAR OF COVERAGE:
                                                                                      MINIMUM: $11.05/(2) /
                                                                                      MAXIMUM: $42.20/(3)/
                                                              Sample Charge for a     Rates per $1000 of Stated Amount for
                                                              55-year-old male and a  First Year of Coverage:
                                                              55-year-old female both Current: $25.23
                                                              preferred non-smoker,   Guaranteed: $25.23
                                                              with death benefit
                                                              option 1 and a
                                                              $4,200,000 face
                                                              amount:


--------
 (1)Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates vary depending on the age, gender, policy duration and the amount of insurance coverage. This rate may not be representative of the charge that a particular policy owner would pay. To obtain information on the charges that would apply to you, please contact your agent or registered representative.

 (2)Sample charge for two 20-year old females both preferred nonsmokers.
 (3)Sample charge for two 85-year old females both smokers at Table 10.

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund expenses.

              PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


           CHARGE                WHEN WE DEDUCT THE CHARGE                           AMOUNT DEDUCTED
-----------------------------  -----------------------------  -------------------------------------------------------------
Cost of Insurance Charge       Monthly on the Deduction Day   Current Charge:         Rates per $1000 of Net Amount At Risk
(COI/1/)                                                                              for the First Year of Coverage:
                                                                                      Minimum: $0.00004/(2) /
                                                                                      Maximum: $6.187 /(3)/
                                                              GUARANTEED CHARGE:      RATES PER $1000 OF NET AMOUNT AT RISK
                                                                                      FOR FIRST YEAR OF COVERAGE:
                                                                                      MINIMUM: $0.00008/(2)/
                                                                                      MAXIMUM: $83.33333/(3)/
                                                              Sample Charge for a     Rates per $1000 of Net Amount At Risk
                                                              55-year-old male and a  for First Year of Coverage:
                                                              55-year-old female both Current: $0.002491
                                                              preferred non-smoker,   Guaranteed: $0.004357
                                                              with death benefit
                                                              option 1 and a
                                                              $4,200,000 face
                                                              amount:

Policy Administrative Expense  Monthly from Cash Value for    Current Charge:         Monthly Rate per $1000 of Initial
Charges (2 parts)              the first six (6) Policy                               Stated Amount for the first six (6)
                               Years and the first 6 years                            years of coverage and for the six (6)
                               following an increase in                               years following an increase in Stated
                               Stated Amount on the                                   Amount:
                               Deduction Date                                         Minimum: $0.01/(4) /
                                                                                      Maximum: $0.03/(5)/
                                                              GUARANTEED CHARGE:      MONTHLY RATE PER $1000 OF INITIAL
                                                                                      STATED AMOUNT FOR THE FIRST SIX (6)
                                                                                      YEARS OF COVERAGE AND FOR THE SIX (6)
                                                                                      YEARS FOLLOWING AN INCREASE IN STATED
                                                                                      AMOUNT:
                                                                                      MINIMUM: $0.01/(4)/
                                                                                      MAXIMUM: $0.03/(5)/
                                                              Sample Charge for a     Monthly Rate per $1000 of Initial
                                                              55-year-old male and a  Stated Amount for the first six (6)
                                                              55-year-old female both years of coverage and for the six (6)
                                                              preferred non-smoker,   years following an increase in Stated
                                                              with death benefit      Amount:
                                                              option 1 and a          Current: $0.03
                                                              $4,200,000 face         Guaranteed: $0.03
                                                              amount:

                               Monthly until maturity         Current Charge:         $20.00 charge per month until
                               whenever stated amount is                              Maturity for Stated Amounts less than
                               less than $750,000                                     $750,000.
                                                              GUARANTEED CHARGE:      SAME AS CURRENT.

              CHARGE                    WHEN WE DEDUCT THE CHARGE                          AMOUNT DEDUCTED
----------------------------------  ----------------------------------  -----------------------------------------------------
Mortality and Expense Risk (M&E)    Daily from the unloaned portion of  Current Charge:    0.80% on an annual basis of the
Charge/(6)/                         the Cash Value                                         amounts in the Investment Options
                                                                                           for the first fifteen (15) Policy
                                                                                           Years and 0.35% thereafter
                                                                        GUARANTEED CHARGE: SAME AS CURRENT.
Separate Account Expense Charge     Daily from the unloaned portion of  Current Charge:    0.10% on an annual basis of the
                                    Cash Value                                             amounts in the Investment Options
                                                                                           for the fifteen (15) Policy Years
                                                                                           and 0.00% thereafter
                                                                        GUARANTEED CHARGE: SAME AS CURRENT
Policy Loan Cost/(7)/               Monthly from the Loan Account       Current Charge:    2.00% on an annual basis on the
                                                                                           amount loaned for Policy Years
                                                                                           1-15 and 0.00% on the amount
                                                                                           loaned for Policy Years 16 and
                                                                                           later
                                                                        GUARANTEED CHARGE: SAME AS CURRENT

--------
 (1)The current cost of insurance charges shown are for a preferred nonsmoker underwriting and risk class while the Guaranteed charges are based on the 1980 Commissioners Standard Ordinary (1980 CSO Tables). Generally, this charge increases after the first year. The cost-of-insurance rates listed do not reflect the addition of any "flat extras." Flat extras account for adverse risks that, if applied, would increase the cost-of-insurance rates shown above.
 (2)Sample charge for two 20-year old females both preferred nonsmokers.
 (3)Sample charge for two 85-year old females both smokers at Table 10.
 (4)Sample charge for an insured combination where the younger insured's issue age is less than 42 years old regardless of sex, risk class or underwriting.

 (5)Sample charge for any insured combination where the younger insured's issue age is between 52-85 years old (inclusive) regardless of sex, risk class or underwriting.
 (6)We are waiving 0.15% of the Mortality and Expense Risk Charge for the Investment Option investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.
 (7)The Policy Loan Cost reflects the difference between the loan interest rate charged and the loan interest rate credited (see the Policy Loans section for more information).


                          CHARGES FOR OPTIONAL RIDERS


           CHARGE              WHEN WE DEDUCT THE CHARGE                        AMOUNT DEDUCTED
-----------------------------  ------------------------- ---------------------------------------------------------------
Annual Renewable Term Rider     Monthly from the         Current Charge:          Monthly Rate per $1000 of Term Rider
(Minimum face amount of         unloaned portion of the                           Amount for the First Year of Coverage:
$50,000. Maximum limits are     Cash Value on the                                 Minimum: $0.0467/(1) /
25% of the base face amount.    Deduction Date                                    Maximum: $3.9410/(2)/
Rider face amount is subject
to a $200,000 base face
minimum).
                                                         GUARANTEED CHARGE:       MONTHLY RATE PER $1000 OF TERM RIDER
                                                                                  AMOUNT FOR THE FIRST YEAR OF COVERAGE:
                                                                                  MINIMUM: $0.0467/(1) /
                                                                                  MAXIMUM: $3.9410/(2)/
                                                         Sample Charge for a      Monthly Rate per $1000 of Term Rider
                                                         50-year-old male         Amount for the First Year of Coverage:
                                                         preferred nonsmoker      Current: $0.1166
                                                         with a $1,000,000 stated Guaranteed: $0.1166
                                                         amount

Coverage Extension Rider        Not applicable           Current Charge:          No Charge
                                                         GUARANTEED CHARGE:       NO CHARGE

           CHARGE                WHEN WE DEDUCT THE CHARGE                           AMOUNT DEDUCTED
-----------------------------  -----------------------------  --------------------------------------------------------------
Estate Protection Rider        Monthly from the unloaned      Current Charge:         Monthly Rate per $1000 of Rider
                               portion of the Cash Value on                           Amount for the First Year of Coverage:
                               the Deduction Date for the                             Minimum: $0.00014/(3) /
                               first four (4) Policy Years.                           Maximum: $1.07993/(4)/
                                                              GUARANTEED CHARGE:      MONTHLY RATE PER $1000 OF RIDER
                                                                                      AMOUNT FOR THE FIRST YEAR OF COVERAGE:
                                                                                      MINIMUM: $0.00014/(3) /
                                                                                      MAXIMUM: $1.07993/(4)/
                                                              Sample Charge for a     Monthly Rate per $1000 of Rider
                                                              55-year-old male and a  Amount for the First Year of Coverage:
                                                              55-year-old female both Minimum: $0.00436
                                                              preferred non-smoker,   Maximum: $0.00436
                                                              with death benefit
                                                              option 1 and a
                                                              $4,200,000 face
                                                              amount:
Estate Tax Repeal Rider        Monthly from the unloaned      Current Charge:         $25 monthly for the first year
                               portion of the Cash Value on
                               the Deduction Date for the
                               first Policy Year.
                                                              GUARANTEED CHARGE:      $25 MONTHLY FOR THE FIRST YEAR
Full Surrender Charge Waiver   Monthly from the unloaned      Current Charge:         $2 monthly for the first five years
Rider                          portion of the Cash Value on
                               the Deduction Date
                                                              GUARANTEED CHARGE:      $2 MONTHLY FOR THE FIRST FIVE YEARS
Maturity Extension Rider       Not applicable                 Current Charge:         No Charge
(available only if both
Insureds' Issue Age is
between 81-85)
                                                              GUARANTEED CHARGE:      NO CHARGE
Lapse Protection Guarantee     Not applicable                 Current Charge:         No Charge
Rider (10 year)
                                                              GUARANTEED CHARGE:      NO CHARGE
Lapse Protection Guarantee     Monthly from the unloaned      Current Charge:         Monthly Rate per $1000 of Initial
Rider (20 year)                portion of the Cash Value on                           Stated Amount :
                               the Deduction Date until the                           Minimum: $0.204/(7)/
                               earliest of the first twenty                           Maximum: $0.204/(12)/
                               (20) Policy Years or the
                               Maturity

                                                              GUARANTEED CHARGE:      MONTHLY RATE PER $1000 OF INITIAL
                                                                                      STATED AMOUNT:
                                                                                      MINIMUM: $0.0110/(7) /
                                                                                      MAXIMUM: $0.0900/(12)/
                                                              Sample Charge for a     Monthly Rate per $1000 of Initial
                                                              50-year-old male and a  Stated Amount:
                                                              50-year-old female both Minimum: $0.204
                                                              preferred non-smoker,   Maximum: $0.204
                                                              with death benefit
                                                              option 1 and a
                                                              $4,200,000 face
                                                              amount:

Policy Split Option Rider      Not applicable                 Current Charge:         No Charge
(for Policies issued by TLAC)
                                                              GUARANTEED CHARGE:      NO CHARGE

           CHARGE                WHEN WE DEDUCT THE CHARGE                           AMOUNT DEDUCTED
-----------------------------  -----------------------------  -------------------------------------------------------------
Policy Split Option Rider      Monthly from the unloaned      Current Charge:         Monthly Rate per $1000 of Initial
(for Policies issued by TIC)   portion of the Cash Value on                           Stated Amount:
                               the Deduction Date                                     Minimum: $0.0100/(5) /
                                                                                      Maximum: $0.0500/(6)/
                                                              GUARANTEED CHARGE:      MONTHLY RATE PER $1000 OF INITIAL
                                                                                      STATED AMOUNT:
                                                                                      MINIMUM: $0.0100/(5) /
                                                                                      MAXIMUM: $0.0500/(6)/
                                                              Sample Charge for a     Monthly Rate per $1000 of Initial
                                                              50-year-old male and a  Stated Amount:
                                                              50-year-old female both Current: $0.0200
                                                              preferred non-smoker,   Guaranteed: $0.0200
                                                              with death benefit
                                                              option 1 and a
                                                              $4,200,000 face
                                                              amount:

Policy Split Option Plus       Monthly from the unloaned      Current Charge:         Monthly Rate per $1000 of Initial
                               portion of the Cash Value on                           Stated Amount:
                               the Deduction Date                                     Minimum: $0.0020/(7)/
                                                                                      Maximum: $0.2500/(8)/
                                                              GUARANTEED CHARGE:      MONTHLY RATE PER $1000 OF INITIAL
                                                                                      STATED AMOUNT:
                                                                                      MINIMUM: $0.0200/(7) /
                                                                                      MAXIMUM: $0.2500/(8)/
                                                              Sample Charge for a     Monthly Rate per $1000 of Initial
                                                              55-year-old male and a  Stated Amount:
                                                              55-year-old female both Current: $0.12
                                                              preferred non-smoker,   Guaranteed: $0.12
                                                              with death benefit
                                                              option 1 and a
                                                              $4,200,000 face
                                                              amount:

Return of Premium Rider*       Monthly from the unloaned      Current Charge:         Monthly Rate per $1,000 of Net Amount
                               portion of the Cash Value on                           At Risk for the First Year of
                               the Deduction Date                                     Coverage:
                                                                                      Minimum: 0.00004/(3)/
                                                                                      Maximum: 6.18671/(10)/
                                                              GUARANTEED CHARGE:      MONTHLY RATE PER $1,000 OF NET AMOUNT
                                                                                      AT RISK FOR THE FIRST YEAR OF
                                                                                      COVERAGE:
                                                                                      MINIMUM: 0.00008/(3)/
                                                                                      MAXIMUM: 83.33333/(10)/
                                                              Sample Charge for a     Monthly Rate per $1,000 of Net Amount
                                                              55-year-old male and a  At Risk for the First Year of
                                                              55-year old female both Coverage:
                                                              preferred non-smoker,   Current: $0.002491
                                                              with death benefit      Guaranteed: $0.004357
                                                              option 1 and a
                                                              $4,200,000 Stated
                                                              Amount:
Scheduled Increase Option      Monthly from the unloaned      Current Charge:         Monthly Rate per $1000 of Net Amount
Rider*                         portion of the Cash Value on                           At Risk for the First Year of
                               the Deduction Date.                                    Coverage:
                                                                                      Minimum: $0.00004/(3) /
                                                                                      Maximum: $6.18671/(10)/
                                                              GUARANTEED CHARGE:      MONTHLY RATE PER $1000 OF NET AMOUNT
                                                                                      AT RISK FOR THE FIRST YEAR OF
                                                                                      COVERAGE:
                                                                                      MINIMUM: $0.00008/(3) /
                                                                                      MAXIMUM: $83.33333/(10)/

CHARGE WHEN WE DEDUCT THE CHARGE                         AMOUNT DEDUCTED
------ ------------------------- ----------------------------------------------------------------
                                 Sample Charge for a        Monthly Rate per $1000 of Net Amount
                                 50-year-old male and a     At Risk for the First Year of
                                 50-year-old female both    Coverage:
                                 preferred non-smoker, with Current: $0.000854
                                 death benefit option 1 and Guaranteed: $0.001855
                                 a $4,200,000 face amount:



--------
 (1)Sample charge for a 20-year old female nonsmoker.

(2)  Sample charge for a 65-year old male smoker Table 10.
(3)  Sample charge for two 20- year old females both preferred nonsmoker.
(4)  Sample charge for two 70-year old males both Table 4 smokers.
(5) Sample charge for an insured combination where the younger insured's issue age is less than 44 years old regardless of sex, risk, or underwriting combination.
(6) Sample charge for an insured combination where the younger insured's issue age is between 62-75 years old (inclusive) regardless of sex, risk, or underwriting combination.
(7) Sample charge of an insured combination where the younger insured's age is less than 34 years old regardless of sex, risk, or underwriting combination.
(8) Sample charge for an insured combination where the younger insured's issue age is between 65-75 years old (inclusive) regardless of sex, risk, or underwriting combination.
(9)  Sample charge for two 85-year old males both Table 10 smokers.
(10) Sample charge for two 85-year old females both smokers at Table 10.
(11) Sample charge for an insured combination where the younger insured's issue age is between 75-85 years old (inclusive) regardless of sex, risk, or underwriting.
(12) Sample charge for an Insured combination where the younger Insured's issue age is less than 46 years old regardless of sex, risk, or underwriting combination.
 * There is no charge for the Rider itself, however there is an additional COI cost resulting from the Rider's application.

                           FUND CHARGES AND EXPENSES

The next tables describe the Fund fees and expenses that you will indirectly pay during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.


The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2005. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2005, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES


                                                                                               MINIMUM MAXIMUM
                                                                                               ------- -------
Total Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets, including management fees, distribution and/or
  service fees (12b-1) fees, and other expenses)                                                0.16%   6.41%

FUND FEES AND EXPENSES

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                                                      NET TOTAL ANNUAL
                                                                                                         OPERATING
                                     DISTRIBUTION                         CONTRACTUAL FEE NET TOTAL  EXPENSES INCLUDING
                                        AND/OR               TOTAL ANNUAL     WAIVER        ANNUAL    NET EXPENSES OF
                         MANAGEMENT SERVICE (12B-1)  OTHER    OPERATING   AND/OR EXPENSE  OPERATING      UNDERLYING
         FUND               FEE          FEES       EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES**     PORTFOLIOS
         ----            ---------- --------------- -------- ------------ --------------- ---------- ------------------
AMERICAN FUNDS
INSURANCE SERIES
  American Funds
   Global Growth
   Fund -- Class 2*.....   0.58%         0.25%       0.04%      0.87%           --        0.87%
  American Funds
   Growth Fund --
   Class 2*.............   0.33%         0.25%       0.02%      0.60%           --        0.60%
  American Funds
   Growth-Income
   Fund -- Class 2*.....   0.28%         0.25%       0.01%      0.54%           --        0.54%
CREDIT SUISSE TRUST
  Credit Suisse Trust
   Emerging Markets
   Portfolio+...........   1.25%         --          0.44%      1.69%           --        1.69%
DREYFUS VARIABLE
INVESTMENT FUND
  Dreyfus Variable
   Investment Fund
   Appreciation
   Portfolio -- Initial
   Shares...............   0.75%         --          0.05%      0.80%           --        0.80%
  Dreyfus Variable
   Investment Fund
   Developing
   Leaders Portfolio --
   Initial Shares.......   0.75%         --          0.06%      0.81%           --        0.81%
DWS INVESTMENT VIT
FUNDS
  DWS Small Cap
   Index VIP -- Class
   A....................   0.35%         --          0.16%      0.51%           --        0.51%/(1)/
FRANKLIN TEMPLETON
VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small-Mid
   Cap Growth
   Securities Fund --
   Class 2*+............   0.48%         0.25%       0.28%      1.01%          0.02%      0.99%/(2)/
  Templeton
   Developing
   Markets Securities
   Fund -- Class 2*.....   1.24%         0.25%       0.29%      1.78%           --        1.78%
  Templeton Foreign
   Securities Fund --
   Class 2*.............   0.65%         0.25%       0.17%      1.07%          0.05%      1.02%/(3)/
GOLDMAN SACHS
VARIABLE INSURANCE
TRUST
  Goldman Sachs
   Capital Growth
   Fund.................   0.75%         --          0.15%      0.90%           --        0.90%
JANUS ASPEN SERIES
  Global Technology
   Portfolio -- Service
   Shares*+.............   0.64%         0.25%       0.09%      0.98%           --        0.98%
  Mid Cap Growth
   Portfolio -- Service
   Shares*..............   0.64%         0.25%       0.03%      0.92%           --        0.92%
  Worldwide Growth
   Portfolio -- Service
   Shares*+.............   0.60%         0.25%       0.01%      0.86%           --        0.86%/(4)/
LAZARD RETIREMENT
SERIES, INC.
  Lazard Retirement
   Small Cap
   Portfolio*...........   0.75%         0.25%       0.22%      1.22%           --        1.22%
LEGG MASON PARTNERS
VARIABLE PORTFOLIOS II
  Legg Mason Partners
   Variable Equity
   Index Portfolio --
   Class I..............   0.31%         --          0.03%      0.34%           --        0.34%

                                                                                                           NET TOTAL ANNUAL
                                                                                                              OPERATING
                                      DISTRIBUTION                         CONTRACTUAL FEE   NET TOTAL    EXPENSES INCLUDING
                                         AND/OR               TOTAL ANNUAL     WAIVER          ANNUAL      NET EXPENSES OF
                          MANAGEMENT SERVICE (12B-1)  OTHER    OPERATING   AND/OR EXPENSE    OPERATING        UNDERLYING
          FUND               FEE          FEES       EXPENSES   EXPENSES    REIMBURSEMENT    EXPENSES**       PORTFOLIOS
          ----            ---------- --------------- -------- ------------ --------------- -------------- ------------------
  Legg Mason Partners
   Variable
   Fundamental Value
   Portfolio.............   0.75%         --          0.03%      0.78%           --        0.78%
LEGG MASON PARTNERS
VARIABLE PORTFOLIOS III,
INC.
  Legg Mason Partners
   Variable Aggressive
   Growth
   Portfolio++...........   0.75%         --          0.02%      0.77%           --        0.77%/(5)/
  Legg Mason Partners
   Variable High
   Income
   Portfolio++...........   0.60%         --          0.06%      0.66%           --        0.66%
  Legg Mason Partners
   Variable
   International All
   Cap Growth
   Portfolio+++..........   0.85%         --          0.15%      1.00%           --        1.00%/(5)/
  Legg Mason Partners
   Variable Large Cap
   Growth
   Portfolio++...........   0.75%         --          0.04%      0.79%           --        0.79%/(5)/
  Legg Mason Partners
   Variable Large Cap
   Value Portfolio+++....   0.60%         --          0.05%      0.65%           --        0.65%
LEGG MASON PARTNERS
VARIABLE PORTFOLIOS IV
  Legg Mason Partners
   Variable Multiple
   Discipline Portfolio
   -- All Cap Growth
   and Value*............   0.75%         0.25%       0.06%      1.06%           --        1.06%
  Legg Mason Partners
   Variable Multiple
   Discipline Portfolio
   -- Balanced All
   Cap Growth and
   Value*................   0.75%         0.25%       0.06%      1.06%           --        1.06%
MET INVESTORS SERIES
TRUST
  Janus Capital
   Appreciation
   Portfolio -- Class
   A.....................   0.65%         --          0.09%      0.74%           --        0.74%/(15)/
  Legg Mason Partners
   Managed Assets
   Portfolio -- Class
   A.....................   0.50%         --          0.09%      0.59%           --        0.59%/(15)/
  Lord Abbett Bond
   Debenture Portfolio
   -- Class A............   0.51%         --          0.05%      0.56%           --        0.56%
  Lord Abbett Growth
   and Income
   Portfolio -- Class
   B*....................   0.50%         0.25%       0.04%      0.79%           --        0.79%/(16)/
  Met/AIM Capital
   Appreciation
   Portfolio -- Class
   A.....................   0.76%         --          0.05%      0.81%           --        0.81%/(15)/
  Met/AIM Small Cap
   Growth Portfolio --
   Class A...............   0.90%         --          0.10%      1.00%           --        1.00%
  MFS(R) Value Portfolio
   -- Class A............   0.73%         --          0.24%      0.97%           --        0.97%/(15)/
  Neuberger Berman
   Real Estate
   Portfolio -- Class
   A.....................   0.67%         --          0.03%      0.70%           --        0.70%
  Pioneer Fund
   Portfolio -- Class
   A.....................   0.75%         --          0.28%      1.03%          0.03%      1.00%/(6)(15)/
  Pioneer Strategic
   Income Portfolio --
   Class A...............   0.73%         --          0.09%      0.82%           --        0.82%/(15)/

                                                                                                        NET TOTAL ANNUAL
                                                                                                           OPERATING
                                      DISTRIBUTION                         CONTRACTUAL FEE NET TOTAL   EXPENSES INCLUDING
                                         AND/OR               TOTAL ANNUAL     WAIVER        ANNUAL     NET EXPENSES OF
                          MANAGEMENT SERVICE (12B-1)  OTHER    OPERATING   AND/OR EXPENSE  OPERATING       UNDERLYING
          FUND               FEE          FEES       EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES**      PORTFOLIOS
          ----            ---------- --------------- -------- ------------ --------------- ----------- ------------------
METROPOLITAN SERIES
FUND, INC.
  BlackRock Aggressive
   Growth Portfolio --
   Class D*..............   0.73%         0.10%       0.06%      0.89%           --        0.89%
  BlackRock Money
   Market Portfolio --
   Class A...............   0.35%         --          0.07%      0.42%          0.01%      0.41%/(7)/
  FI Large Cap Portfolio
   -- Class A............   0.80%         --          0.06%      0.86%           --        0.86%/(8)/
  FI Value Leaders
   Portfolio -- Class
   D*....................   0.66%         0.10%       0.07%      0.83%           --        0.83%
  MetLife Conservative
   Allocation Portfolio
   -- Class B*...........   0.10%         0.25%       0.95%      1.30%          0.95%      0.35%         0.98%/(9)(10)/
  MetLife Conservative
   to Moderate
   Allocation Portfolio
   -- Class B*...........   0.10%         0.25%       0.31%      0.66%          0.31%      0.35%         1.00%/(9)(10)/
  MetLife Moderate
   Allocation Portfolio
   -- Class B*...........   0.10%         0.25%       0.19%      0.54%          0.19%      0.35%         1.04%/(9)(10)/
  MetLife Moderate to
   Aggressive
   Allocation Portfolio
   -- Class B*...........   0.10%         0.25%       0.24%      0.59%          0.24%      0.35%         1.06%/(9)(10)/
  MetLife Aggressive
   Allocation Portfolio
   -- Class B*...........   0.10%         0.25%       1.66%      2.01%          1.66%      0.35%         1.07%/(9)(10)/
  MFS Total Return
   Portfolio -- Class
   F*....................   0.57%         0.20%       0.16%      0.93%           --        0.93%/(11)/
  T. Rowe Price Large
   Cap Growth
   Portfolio -- Class
   B*....................   0.60%         0.25%       0.12%      0.97%           --        0.97%/(12)/
  Western Asset
   Management U.S.
   Government
   Portfolio -- Class
   A.....................   0.54%         --          0.07%      0.61%           --        0.61%
PIMCO VARIABLE
INSURANCE TRUST
  Real Return Portfolio
   -- Administrative
   Class.................   0.25%         --          0.41%      0.66%           --        0.66%/(13)/
  Total Return Portfolio
   -- Administrative
   Class.................   0.25%         --          0.40%      0.65%           --        0.65%
PIONEER VARIABLE
CONTRACTS TRUST
  Pioneer Mid Cap
   Value VCT
   Portfolio -- Class
   II*...................   0.65%         0.25%       0.05%      0.95%           --        0.95%
PUTNAM VARIABLE TRUST
  Putnam VT Discovery
   Growth Fund --
   Class IB*+............   0.70%         0.25%       0.47%      1.42%           --        1.42%
  Putnam VT
   International Equity
   Fund -- Class
   IB*+..................   0.75%         0.25%       0.18%      1.18%           --        1.18%
  Putnam VT Small Cap
   Value Fund --
   Class IB*.............   0.76%         0.25%       0.08%      1.09%           --        1.09%
THE MERGER FUND VL
  The Merger Fund
   VL....................   1.25%         --          5.16%      6.41%          5.01%      1.40%/(14)/
VAN KAMPEN LIFE
INVESTMENT TRUST
  Comstock Portfolio
   Class II*.............   0.56%         0.25%       0.03%      0.84%           --        0.84%
  Emerging Growth
   Portfolio Class I+....   0.70%         --          0.07%      0.77%           --        0.77%

                                                                                                      NET TOTAL ANNUAL
                                                                                                         OPERATING
                                     DISTRIBUTION                         CONTRACTUAL FEE NET TOTAL  EXPENSES INCLUDING
                                        AND/OR               TOTAL ANNUAL     WAIVER        ANNUAL    NET EXPENSES OF
                         MANAGEMENT SERVICE (12B-1)  OTHER    OPERATING   AND/OR EXPENSE  OPERATING      UNDERLYING
         FUND               FEE          FEES       EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES**     PORTFOLIOS
         ----            ---------- --------------- -------- ------------ --------------- ---------- ------------------
VANGUARD VARIABLE
INSURANCE FUND
  Mid-Cap Index
   Portfolio............   0.19%         --          0.05%      0.24%           --          0.24%
  Total Stock Market
   Index Portfolio......   0.13%         --          0.03%      0.16%           --          0.16%
VARIABLE INSURANCE
PRODUCTS FUND
  VIP Contrafund(R)
   Portfolio -- Service
   Class*...............   0.57%         0.10%       0.09%      0.76%           --          0.76%
  VIP Mid Cap Portfolio
   -- Service Class
   2*...................   0.57%         0.25%       0.12%      0.94%           --          0.94%


--------

 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
 ** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
 +  Closed to new investors.
 ++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES
(1) Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.
(2) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC). While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.
(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).
(4)  Effective February 1, 2006, for Worldwide Growth Portfolio, the
     Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.
(5) The Management fees in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.
(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.00%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits.
(7)  Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund,
     Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.
(8) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.
(9) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.
(10) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to
     Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios
     (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

(11) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.
(12) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.
(13) Ratio of expenses to average net assets excluding interest expense is 0.65%.
(14) The Adviser has agreed to reduce its fees and reimburse The Merger Fund VL to the extent total annualized expenses exceed 1.40% of average daily net assets. The agreement expires July 1, 2013. The agreement permits the Adviser to recover the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund's operating expenses, excluding dividends on short positions and interest expense, to exceed the cap on expenses.
(15) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.
(16) The management fee has been restated to reflect a new management fee schedule that became effective on January 1, 2006.


                DESCRIPTION OF THE COMPANIES, SEPARATE ACCOUNTS
                                   AND FUNDS
--------------------------------------------------------------------------------

                            THE INSURANCE COMPANIES

Please refer to your Policy to determine which Company issued your Policy.


METLIFE INSURANCE COMPANY OF CONNECTICUT (FORMERLY, THE TRAVELERS INSURANCE COMPANY) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103 3415.

METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT (FORMERLY, THE TRAVELERS LIFE AND ANNUITY COMPANY) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103 3415.

The Companies are subject to Connecticut law governing insurance companies and are regulated by the Connecticut Commissioner of Insurance. Each company files an annual statement in a prescribed form with the Commissioner that covers the operations of the Company for the preceding year and its financial condition as of the end of such year. Each Company's books and assets are subject to review or examination by the Commissioner, and a full examination of its operations is conducted at least once every four years. In addition, each Company is subject to the insurance laws and regulations of any jurisdiction in which it sells its insurance Policies, as well as to various federal and state securities laws and regulations.


              THE SEPARATE ACCOUNTS AND THEIR INVESTMENT OPTIONS


Under Connecticut law, MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor separate accounts. Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium payments that you invest in the Investment Options are deposited in the applicable Separate account. The income, gains, and losses are credited to, or charged against each separate account without regard to the income, gains or losses from any other Investment Option or from any other business of the Companies.

MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund UL for Variable Life Insurance established on November 10, 1983 , while MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund UL II for Variable Life Insurance established on October 17, 1995 ("Separate Account(s)"). Both separate accounts were established under the laws of Connecticut and both are registered with the Securities and Exchange Commission ("SEC") as unit investment trusts under the Investment Company Act of 1940 and qualify as "separate accounts."

The separate accounts are divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. The separate accounts purchase shares of the Funds at net asset value (i.e., without a sales charge) and receive all dividends and capital gains distributions from each Fund, and reinvests in additional shares of that Fund. Finally, the assets of the separate accounts may not be used to pay any liabilities of the insurance companies other than those arising from the Policies, and the insurance companies are obligated to pay all amounts promised to Policy Owners under the Policies.

                                   THE FUNDS


The Funds offered through this Policy are listed below. Some Funds may not be available in certain states. Each Fund is registered under the Investment Company Act of 1940 as an open-end, management investment company. These Funds are not publicly traded and are offered only through variable annuity and variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund, and Policy Owners should not compare the two.

We select the Funds offered through this product based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure and brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affliates for providing certain administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's investment adviser or its distributor. In some cases, we have included Funds based on recommendations made by broker-dealer firms.

In certain circumstances, the Company's ability to remove or replace a Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove a Fund, which in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Funds advised by Legg Mason affiliates in seeking to make a substitution for a Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Cash Value if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant allocations from Policy owners. We do not provide investment advice and do not recommend or endorse any particular Fund.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Futhermore, we may close Funds to allocation of Premiums or Cash Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of a Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. There percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to .50%. Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. The Company may benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fund Fees and Expenses" for information on the management fees paid by the Funds and the Fund's Statement of Additional Information for information on the management fees paid by the advisers to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus. (See "Fund Fees and Expenses" and "Distribution and Compensation.") The payments are deducted from the assets of the Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We make certain payment to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution and Compensation.").

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-800-334-4298 OR THROUGH YOUR INSURANCE AGENT. We do not guarantee the investment results of the Funds.

The current VARIABLE FUNDING OPTIONS are listed below, along with their investment advisers and any subadviser:



                                                          INVESTMENT                                 INVESTMENT
                 FUND                                     OBJECTIVE                              ADVISER/SUBADVISER
---------------------------------------  --------------------------------------------- ---------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund --    Seeks capital appreciation through stocks.    Capital Research and Management
   Class 2                                                                             Company
 American Funds Growth Fund -- Class 2   Seeks capital appreciation through stocks.    Capital Research and Management
                                                                                       Company
 American Funds Growth-Income Fund --    Seeks both capital appreciation and income.   Capital Research and Management
   Class 2                                                                             Company
CREDIT SUISSE TRUST
 Credit Suisse Trust Emerging Markets    Seeks long-term growth of capital.            Credit Suisse Asset Management, LLC
   Portfolio+                                                                          Subadviser: Credit Suisse Asset
                                                                                       Management Limited (U.K.), (Australia)
DREYFUS VARIABLE INVESTMENT FUND
 Dreyfus Variable Investment Fund        Seeks long-term capital growth consistent     The Dreyfus Corporation
   Appreciation Portfolio -- Initial     with the preservation of capital, with growth Subadviser: Fayez Sarofim & Co.
   Shares                                of current income is a secondary objective.
 Dreyfus Variable Investment Fund        Seeks capital growth.                         The Dreyfus Corporation
   Developing Leaders Portfolio --
   Initial Shares
DWS INVESTMENT VIT FUNDS
 DWS Small Cap Index VIP -- Class A      Seeks to replicate, as closely as possible,   Deutsche Asset Management Inc.
                                         before expenses, the performance of the       Subadviser: Northern Trust Investments,
                                         Russell 2000 Small Stock Index, which         Inc.
                                         emphasizes stocks of small U.S. companies.

                                                          INVESTMENT                               INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  -------------------------------------------- -------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Small-Mid Cap Growth           Seeks long-term capital growth.              Franklin Advisers, Inc.
   Securities Fund -- Class 2+
 Templeton Developing Markets            Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
   Securities Fund -- Class 2
 Templeton Foreign Securities Fund --    Seeks long-term capital growth.              Templeton Investment Counsel, LLC
   Class 2                                                                            Subadviser: Franklin Templeton
                                                                                      Investment Management Limited
GOLDMAN SACHS VARIABLE INSURANCE TRUST
 Goldman Sachs Capital Growth Fund       Seeks long-term growth of capital.           Goldman Sachs Asset Management, L.P.
JANUS ASPEN SERIES
 Global Technology Portfolio -- Service  Seeks long-term growth of capital.           Janus Capital Management, LLC
   Shares+
 Mid Cap Growth Portfolio -- Service     Seeks long-term growth of capital.           Janus Capital Management, LLC
   Shares
 Worldwide Growth Portfolio -- Service   Seeks long-term growth of capital in a       Janus Capital Management, LLC
   Shares+                               manner consistent with the preservation of
                                         capital.
LAZARD RETIREMENT SERIES, INC.
 Lazard Retirement Small Cap Portfolio   Seeks long-term capital appreciation.        Lazard Asset Management, LLC
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
II
 Legg Mason Partners Variable Equity     Investment results that, before expenses,    TIMCO Asset Management Inc.
   Index Portfolio -- Class I            correspond to the price and yield
                                         performance of the S&P 500 Index.
 Legg Mason Partners Variable            Long-term capital growth. Current income is  Smith Barney Fund Management LLC
   Fundamental Value Portfolio           a secondary consideration.
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
III, INC.
 Legg Mason Partners Variable            Seeks long-term capital appreciation         Smith Barney Fund Management LLC
   Aggressive Growth Portfolio
 Legg Mason Partners Variable High       Seeks high current income. Secondarily,      Smith Barney Fund Management LLC
   Income Portfolio                      seeks capital appreciation.
 Legg Mason Partners Variable            Seeks total return on assets from growth of  Smith Barney Fund Management LLC
   International All Cap Growth          capital and income.
   Portfolio+*
 Legg Mason Partners Variable Large Cap  Seeks long- term growth of capital with      Smith Barney Fund Management LLC
   Growth Portfolio                      current income as a secondary objective.
 Legg Mason Partners Variable Large Cap  Seeks long-term growth of capital with       Smith Barney Fund Management LLC
   Value Portfolio+*                     current income as a secondary objective.
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
IV
 Legg Mason Partners Variable Multiple   Seeks long-term growth of capital.           Smith Barney Fund Management LLC
   Discipline Portfolio -- All Cap
   Growth and Value
 Legg Mason Partners Variable Multiple   Seeks a balance between long-term growth of  Smith Barney Fund Management LLC
   Discipline Portfolio -- Balanced All  capital and principal preservation.
   Cap Growth and Value
MET INVESTORS SERIES TRUST
 Janus Capital Appreciation Portfolio    Seeks capital appreciation.                  Met Investors Advisory LLC
   -- Class A                                                                         Subadviser: Janus Capital Management,
                                                                                      LLC
 Legg Mason Partners Managed Assets      Seeks high total return.                     Met Investors Advisory LLC
   Portfolio -- Class A                                                               Subadviser: Legg Mason Capital
                                                                                      Management, Inc.
 Lord Abbett Bond Debenture Portfolio    Seeks high current income and the            Met Investors Advisory LLC
   -- Class A                            opportunity for capital appreciation to      Subadviser: Lord, Abbett & Co. LLC
                                         produce a high total return.
 Lord Abbett Growth and Income           Seeks growth of capital and current income   Met Investors Advisory LLC
   Portfolio -- Class B                  without excessive fluctuations in the market Subadviser: Lord, Abbett & Co. LLC value.
 Met/AIM Capital Appreciation Portfolio  Seeks capital appreciation.                  Met Investors Advisory LLC
   -- Class A                                                                         Subadviser: AIM Capital Management,
                                                                                      Inc.

                                                           INVESTMENT                                INVESTMENT
                 FUND                                      OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------  ---------------------------------------------- ------------------------------------
 Met/AIM Small Cap Growth Portfolio --   Seeks long-term growth of capital.             Met Investors Advisory LLC
   Class A                                                                              Subadviser: AIM Capital Management,
                                                                                        Inc.
 MFS Value Portfolio -- Class A          Seeks capital appreciation and reasonable      Met Investors Advisory LLC
                                         income.                                        Subadviser: Massachusetts Financial
                                                                                        Services Company
 Neuberger Berman Real Estate Portfolio  Seeks to provide total return through          Met Investors Advisory LLC
   -- Class A                            investment in real estate securities,          Subadviser: Neuberger Berman
                                         emphasizing both capital appreciation and      Management, Inc.
                                         current income

 Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital growth.    Met Investors Advisory LLC
                                                                                        Subadviser: Pioneer Investment
                                                                                        Management, Inc.
 Pioneer Strategic Income Portfolio --   Seeks a high level of current income.          Met Investors Advisory LLC
   Class A                                                                              Subadviser: Pioneer Investment
                                                                                        Management, Inc.
METROPOLITAN SERIES FUND, INC.
 BlackRock Aggressive Growth Portfolio   Seeks maximum capital appreciation.            MetLife Advisers, LLC
   -- Class D                                                                           Subadviser: BlackRock Advisors, Inc.
 BlackRock Money Market Portfolio --     Seeks a high level of current income           MetLife Advisers, LLC
   Class A                               consistent with preservation of capital.       Subadviser: BlackRock Advisors, Inc.
 FI Large Cap Portfolio -- Class A       Seeks long-term growth of capital.             MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company
 FI Value Leaders Portfolio -- Class D   Seeks long-term growth of capital.             MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company
 MetLife Conservative Allocation         Seeks a high level of current income, with     MetLife Advisers, LLC
   Portfolio -- Class B                  growth of capital as a secondary objective.
 MetLife Conservative to Moderate        Seeks high total return in the form of income  MetLife Advisers, LLC
   Allocation Portfolio -- Class B       and growth of capital, with a greater
                                         emphasis on income.
 MetLife Moderate Allocation Portfolio   Seeks a balance between a high level of        MetLife Advisers, LLC
   -- Class B                            current income and growth of capital, with a
                                         greater emphasis on growth of capital.
 MetLife Moderate to Aggressive          Seeks growth of capital.                       MetLife Advisers, LLC
   Allocation Portfolio -- Class B
 MetLife Aggressive Allocation           Seeks growth of capital.                       MetLife Advisers, LLC
   Portfolio -- Class B
 MFS Total Return Portfolio -- Class F   Seeks a favorable total return through         MetLife Advisers, LLC
                                         investment in a diversified portfolio.         Subadviser: Massachusetts Financial
                                                                                        Services Company
 T. Rowe Price Large Cap Growth          Seeks long-term growth of capital and,         MetLife Advisers, LLC
   Portfolio - Class B                   secondarily, dividend income.                  Subadviser: T. Rowe Price Associates
                                                                                        Inc.
 Western Asset Management U.S.           Seeks to maximize total return consistent with MetLife Advisers, LLC
   Government Portfolio -- Class A       preservation of capital and maintenance of     Subadviser: Western Asset Management
                                         liquidity.                                     Company

PIMCO VARIABLE INSURANCE TRUST
 Real Return Portfolio --                Seeks maximum total return, consistent with    Pacific Investment Management
   Administrative Class                  preservation of capital and prudent            Company, LLC
                                         investment management.
 Total Return Portfolio --               Seeks maximum total return, consistent with    Pacific Investment Management
   Administrative Class                  preservation of capital and prudent            Company, LLC
                                         investment management.
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio --  Seeks capital appreciation by investing in a   Pioneer Investment Management, Inc.
   Class II                              diversified portfolio of securities consisting
                                         primarily of common stocks.
PUTNAM VARIABLE TRUST
 Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital.             Putnam Investment Management, LLC
   Class IB+
 Putnam VT International Equity Fund --  Seeks capital appreciation.                    Putnam Investment Management, LLC
   Class IB+
 Putnam VT Small Cap Value Fund --       Seeks capital appreciation.                    Putnam Investment Management, LLC
   Class IB

THE MERGER FUND VL
 The Merger Fund VL                    Seeks to achieve capital growth by     Westchester Capital Management, Inc.
                                       engaging in merger arbitrage.
VAN KAMPEN LIFE INVESTMENT TRUST
 Comstock Portfolio Class II           Seeks capital growth and income        Van Kampen Asset Management
                                       through investments in equity
                                       securities, including common stocks,
                                       preferred stocks and securities
                                       convertible into common and preferred
                                       stocks.
 Emerging Growth Portfolio Class I+    Seeks capital appreciation.            Van Kampen Asset Management
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio               Seeks to track the performance of a    The Vanguard Group, Inc.
                                       benchmark that measures the
                                       investment return of mid-cap stocks.
 Total Stock Market Index Portfolio    Seeks to track the performance of a    The Vanguard Group, Inc.
                                       benchmark index that measures the
                                       investment return of the overall
                                       stock market.
VARIABLE INSURANCE PRODUCTS FUND
 VIP Contrafund(R) Portfolio --        Seeks long-term capital appreciation.  Fidelity Management & Research Company
   Service Class
 VIP Mid Cap Portfolio -- Service      Seeks long-term growth of capital.     Fidelity Management & Research Company
   Class 2

--------

 +  Closed to new investors.
 * This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the table below for more information.

ADDITIONAL INFORMATION REGARDING FUNDS:

FUND NAME CHANGES



              FORMER NAME                             NEW NAME
 -------------------------------------- --------------------------------------
 GREENWICH STREET SERIES FUND           LEGG MASON PARTNERS VARIABLE
                                        PORTFOLIOS II

   Equity Index Portfolio                 Legg Mason Partners Variable Equity
                                           Index Portfolio

   Fundamental Value Portfolio            Legg Mason Partners Variable
                                           Fundamental Value Portfolio
 SCUDDER INVESTMENT VIT FUNDS.          DWS INVESTMENTS VIT FUNDS

   Small Cap Index Fund                   DWS Small Cap Index VIP
 SMITH BARNEY MULTIPLE DISCIPLINE TRUST LEGG MASON PARTNERS VARIABLE
                                        PORTFOLIO IV, INC.

   Multiple Discipline Portfolio --       Legg Mason Partners Variable
    All Cap Growth and Value               Multiple Discipline- All Cap
                                           Growth and Value

   Multiple Discipline Portfolio --       Legg Mason Partners Variable
    Balanced All Cap Growth and Value      Multiple Discipline- Balanced All
                                           Cap Growth and Value
 TRAVELERS SERIES FUND, INC.            LEGG MASON PARTNERS VARIABLE
                                        PORTFOLIOS III, INC.

   Smith Barney Aggressive Growth         Legg Mason Partners Variable
    Portfolio                              Aggressive Growth Portfolio

   Smith Barney High Income Portfolio     Legg Mason Partners Variable High
                                           Income Portfolio

   Smith Barney International All Cap     Legg Mason Partners Variable
    Growth Portfolio                       International All Cap Growth
                                           Portfolio

   Smith Barney Large Capitalization      Legg Mason Partners Variable Large
    Growth Portfolio                       Cap Growth Portfolio

   Smith Barney Large Capitalization      Legg Mason Partners Variable Large
    Value Portfolio                        Cap Value Portfolio

 FUND MERGERS/REORGANIZATIONS

 THE FORMER FUNDS WERE MERGED WITH AND INTO THE NEW FUNDS.

              FORMER FUND                             NEW FUND
 -------------------------------------- --------------------------------------
 THE TRAVELERS SERIES TRUST             MET INVESTORS SERIES TRUST
  AIM Capital Appreciation Portfolio    Met/AIM Capital Appreciation Portfolio
  Convertible Securities Portfolio      Lord Abbett Bond Debenture Portfolio
  MFS Value Portfolio                   MFS Value Portfolio
  Pioneer Fund Portfolio                Pioneer Fund Portfolio
  Pioneer Strategic Income Portfolio    Pioneer Strategic Income Portfolio
  Style Focus Series: Small Cap Growth  Met/AIM Small Cap Growth Portfolio
    Portfolio
 THE TRAVELERS SERIES TRUST             METROPOLITAN SERIES FUND, INC.
  Equity Income Portfolio               FI Value Leaders Portfolio
  Large Cap Portfolio                   FI Large Cap Portfolio
  Managed Allocation Series:            MetLife Aggressive Allocation
    Aggressive Portfolio                Portfolio
  Managed Allocation Series:            MetLife Conservative Allocation
    Conservative Portfolio              Portfolio
  Managed Allocation Series:            MetLife Moderate to Aggressive
    Moderate-Aggressive Portfolio       Allocation Portfolio
  Managed Allocation Series: Moderate   MetLife Conservative to Moderate
    -Conservative Portfolio             Allocation Portfolio
  MFS Mid Cap Growth Portfolio          BlackRock Aggressive Growth Portfolio
  MFS Total Return Portfolio            MFS Total Return Portfolio
  Strategic Equity Portfolio            FI Large Cap Portfolio
  U.S. Government Securities Portfolio   Western Asset Management U.S.
                                         Government Portfolio
 CAPITAL APPRECIATION FUND              MET INVESTORS SERIES TRUST
 MANAGED ASSETS TRUST                    Janus Capital Appreciation Portfolio
                                         Legg Mason Managed Assets Portfolio
                                        METROPOLITAN SERIES FUND, INC.
 MONEY MARKET PORTFOLIO                  BlackRock Money Market Portfolio

 FUND SUBSTITUTIONS

 THE FOLLOWING NEW FUNDS WERE SUBSTITUTED FOR THE FORMER FUNDS.

              FORMER FUND                              NEW FUND
 -------------------------------------   -------------------------------------
 ALLIANCEBERNSTEIN VARIABLE PRODUCT
 SERIES FUND, INC.                       METROPOLITAN SERIES FUND, INC.
  AllianceBernstein Large Cap Growth      T. Rowe Price Large Cap Growth
    Portfolio                             Portfolio
 DELAWARE VIP TRUST                      MET INVESTORS SERIES TRUST
  Delaware VIP REIT Series                Neuberger Berman Real Estate
                                          Portfolio
 FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST                          MET INVESTORS SERIES TRUST
  Mutual Shares Securities Fund           Lord Abbett Growth and Income
                                          Portfolio

                                 VOTING RIGHTS

The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual or semi-annual report to Policy Owners.

                             CONFLICTS OF INTEREST

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interest of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.

                               THE FIXED ACCOUNT
                     (may not be available in all states)

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

You may allocate your Net Premium Payments and transfer your Cash Value to the Fixed Account (subject to certain restrictions -- see Transfers). We credit the portion of Cash Value allocated to the Fixed Account with interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined at our sole discretion and declared at the beginning of each calendar quarter and guaranteed only for that quarter. The interest rate will be included in your quarterly statements.

Under the Fixed Account, which is part of the Company's General Account, we assume the risk of investment gain or loss and guarantee a specified interest rate. The investment gain or loss of the Separate Account, the Investment Options or the Funds does not affect the Fixed Account portion of the Policy Owner's Cash Value. The Fixed Account will not share in the investment performance of our General Account.

                         POLICY CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The SERVICES AND BENEFITS we provide include:

   . the ability for you to make withdrawals and surrenders under the Policies;

   .   the ability for you to obtain a loan under the Policies;

   .   the Death Benefit paid on the death of the last Insured;

   . making available a variety of Investment Options and related programs (including dollar-cost averaging and portfolio rebalancing);

   . administration of the various elective options available under the Policies; and

   .   the distribution of various reports to Policy Owners.

The COSTS AND EXPENSE we incur include:

   . expenses associated with underwriting applications, increases in the Stated Amount, and Riders;

   . losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;

   . sales and marketing expenses including commission payments to your sales agent; and

   .   other costs of doing business.

RISKS we assume include:

   . that the Insureds may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected; and

   . that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

                            CHARGES AGAINST PREMIUM

We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (NET PREMIUM PAYMENT) among the Investment Options and the Fixed Account.

   . FRONT-END SALES EXPENSE CHARGE: We deduct a front-end sales charge of 2.50% OF EACH PREMIUM PAYMENT. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent.


   . PREMIUM TAX CHARGE: We deduct a charge of 2.25% OF EACH PREMIUM PAYMENT for state premium taxes that we currently expect to pay. These taxes vary from state to state and currently range from 0.75% to 5.00%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction.


   . FEDERAL DEFERRED ACQUISITION COST CHARGE: We deduct a charge of 1.25% OF EACH PREMIUM PAYMENT to compensate the Company for expenses associated with its federal income tax liability relating to its receipt of premium.

                          CHARGES AGAINST CASH VALUE

MONTHLY DEDUCTION AMOUNT: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option's values attributable to the Policy and the Fixed Account, (unless you select the ALLOCATED CHARGES OPTION - see below.) We deduct the amount on the first day of each Policy Month (the DEDUCTION DATE). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge and (3) charges for any Riders. These are described below.

   . COST OF INSURANCE CHARGE: The cost of insurance charge is the primary charge under your Policy for the Death Benefit we provide you. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the Net Amount At Risk and (2) the cost of insurance rate. Generally, the cost of insurance rate increases each year.

   . There are maximum or GUARANTEED COST OF INSURANCE RATES associated with your Policy that are shown on the Policy Summary page of your Policy. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissioners Ordinary Mortality Table B, which are used for unisex cost of insurance rates. The rates are also based on the age, gender and risk class of the Insureds.

   . The CURRENT COST OF INSURANCE RATES are based on the age, risk class and gender (unless unisex rates are required) of the Insureds. The current rates are lower than the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determine the current rates for the Initial Stated Amount and for each increase to the Stated Amount at the start of each Policy Year and will guarantee them for that Policy Year. Any change that we make in the current rates will be on a uniform basis for insureds of the same age, sex, duration and rate class.

   . POLICY ADMINISTRATIVE EXPENSE CHARGE: This per thousand charge applies for the first six (6) Policy Years and also applies to increases in the Stated Amount (excluding increases due to the Cost of Living Adjustment Rider, increases due to the Return of Premium Rider, increases due to the Scheduled Increase Option Rider and increases in Stated Amounts due to Death Benefit option changes). The amount varies by issue age and will be stated in the Policy. In addition, there is a $20.00 monthly charge until the Maturity Date for Stated Amounts less than $750,000.

   . CHARGES FOR RIDERS: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.


ALLOCATED CHARGES OPTION (ACO): You may elect in writing to have us deduct the Monthly Deduction Amount from specified Funds and the Fixed Account rather than from all Funds on a pro rata basis. You may select a maximum of five Funds (including the Fixed Account) to deduct the Monthly Deduction Amount from and you must designate the applicable amount from each specified fund in a whole percentage. In any given month if the value of any specified Fund is insufficient to support its share of the Monthly Deduction Amount, the Monthly Deduction Amount will be taken pro rata from all Funds.


To elect ACO, you must complete our ACO election form and send it to us. We may modify, suspend or terminate ACO at anytime without prior notification.

SURRENDER CHARGES: A Policy surrendered for all or a portion of its Cash Value during the first fifteen (15) Policy Years and for the first fifteen
(15) Policy Years after an increase in Stated Amount is subject to a surrender charge. However, we will not assess a surrender charge on surrenders made with fifteen years of an increase in Stated Amount pursuant to a Scheduled Increase Option Rider, Cost of Living Adjustment Rider or Return of Premium Rider or a change in the death benefit option. The surrender charge is a per thousand of Stated Amount charge that varies by original issue age. The surrender charge decreases each year over the fifteen (15) year period. For example, for a 65 year old male nonsmoker and a 65 year old female nonsmoker with a Stated Amount of $1,000,000, the surrender charge on a full surrender at the end of each Policy Year would be as follows:

                       POLICY YEAR              SURRENDER CHARGE ($)
            ----------------------------------  --------------------
                            1                          39,990
                            2                          37,320
                            3                          34,650
                            4                          31,990
                            5                          29,320
                            6                          26,660
                            7                          23,990
                            8                          21,330
                            9                          18,660
                            10                         15,990
                            11                         13,330
                            12                         10,660
                            13                         8,000
                            14                         5,330
                            15                         2,670
                            16                           0

The minimum partial surrender amount is $500. If you request a partial surrender, the Death Benefit, Amount Insured and Cash Value will be reduced by the amount surrendered, including any surrender charges. The deduction from the Cash Value will be made on a pro-rata basis against the Cash Value of each Investment Option and the Fixed Account unless you request otherwise in writing. The portion of the Cash Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Cash Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. Certain surrenders may result in taxable income and tax penalties.

DECREASES IN THE STATED AMOUNT OF INSURANCE. You may request a decrease in the Stated Amount after the second Policy Year. The decrease will be effective on the later of the Deduction Date or immediately following your requested effective date. There is a charge for requested Stated Amount decreases as shown in your Policy Summary and described in the Fee Tables in this prospectus. After any change, the Stated Amount in effect may not be less than the minimum Stated Amount shown on your Policy Summary. We will send you a supplemental Policy Summary reflecting any change. A decrease in the Stated Amount in a substantially funded Policy may produce a cash distribution that is included in your gross income. Any decreases in the Stated Amount will not change the amount of the Policy Administrative Expense charge.

                     CHARGES AGAINST THE SEPARATE ACCOUNT

   . MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily charge for mortality and expense risks at an annual rate of 0.80% of the assets in the Investment Options for the first fifteen (15) Policy Years and 0.35% thereafter. The mortality risk assumed under the Polices is that the Insureds may not live as long as expected. The expense risk charge assumed is that the expenses incurred in issuing and administering the Policies may be greater than expected. In addition, a portion of the mortality and expense risk charge may be used to pay sales commissions and expenses.

   . SEPARATE ACCOUNT EXPENSE CHARGE: We deduct a daily charge for Separate Account expenses at an annual rate of 0.10% of the amounts in the Investment Options for the first fifteen (15) Policy Years, and 0% thereafter.

                                 FUND CHARGES

Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the separate account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the "Fee Tables" section in this prospectus and the Fund company prospectuses for information on the Fund charges.

                MODIFICATION, RESERVED RIGHTS AND OTHER CHARGES

We may offer the Policy in arrangements where an employer or trustee will own a group of policies on the lives of certain employees, or in other situations where groups of policies will be purchased at one time. We may reduce or eliminate the mortality and expense risk charge, sales or surrender charges and administrative charges in such arrangements to reflect the reduced sales expenses, administrative costs and/or mortality and expense risks expected as a result of sales to a particular group.

We will not reduce or eliminate the withdrawal charge, mortality and expense risk charge or the administrative charge if the reduction or elimination will be unfairly discriminatory to any person.

We reserve the right to charge for transfers, Dollar Cost Averaging, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.

We sell the Policies through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Policies. You do not directly pay these commissions. We intend to recover commissions, marketing, administrative and other expenses and cost of Policy benefits through the fees and charges imposed under the Policies. See "Distribution."

                              POLICY DESCRIPTION
--------------------------------------------------------------------------------


MetLife Variable Survivorship Life II is both an insurance product and a security. The Policy is first and foremost a life insurance Policy with death benefits, cash values and other features traditionally associated with life insurance. The Policy is a security because the Cash Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds and/or the Fixed Account that you direct your Net Premium Payments to. The Policy is non-participating, which means the Company will not pay dividends on the Policy.


                             APPLYING FOR A POLICY

To purchase a Policy, an APPLICATION on the Insureds must be submitted to us with information that includes:

   .   Requested Stated Amount (minimum of $100,000);

   .   Death Benefit Option;

   .   Beneficiary;

   .   Investment Option selections; and

   .   Rider selections.

Policies generally will be issued only on the lives of Insureds between the ages of 20-85, with a maximum of 25 years age difference between the Insureds. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insureds and may require medical examinations and additional information about the proposed Insureds before the application is approved. A Policy will be issued only after the underwriting process is completed to our satisfaction (ISSUE DATE). The POLICY DATE is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years). If you pay your initial premium with your application, we will deposit that premium in a non-interest bearing account during the underwriting period.

We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured.

While your application for the Policy is in underwriting, we may offer you TEMPORARY LIFE INSURANCE. To obtain the temporary insurance, you must complete the Policy Application, including the Temporary Insurance Agreement sections and you must make an advance payment. Please see "Terms and Conditions" in the Temporary Insurance Agreement for details on coverage dates and amounts.

                             WHEN COVERAGE BEGINS

Except as stated in the Temporary Insurance Agreement, no insurance will take effect prior to the later of the Issue Date or the Policy Date shown on the Policy Summary. Insurance issued will take effect on the later of the Issue Date of the Policy Date shown on the Policy Summary if, on the later of the Policy Date or the Issue Date, the health and other conditions relating to insurability remain complete and true as described in the application.

You may request a Policy Date of up to six months prior to the Issue Date for the purpose of preserving a younger Age, or other reasons, subject to our administrative procedures and state laws (a "back-dated policy"). In many, but not all cases, a younger Age will result in a smaller planned premium and lower cost of insurance charges.

However, we will deduct the Monthly Deduction Amount under the Policy beginning on the Policy Date even though insurance coverage will not be effective until the Issue Date of the Policy.

                      RIGHT TO CANCEL (FREE LOOK PERIOD)

The law of the state in which your Policy is issued or delivered provides you a Right to Cancel or "free-look" period. The period varies by state but is never less than ten days from the day you receive your Policy. The Right to Cancel period for your Policy will be on the cover of your Policy.

After underwriting is complete and the Right to Cancel period begins, we will apply your Net Premium to the Investment Options and the Fixed Account as you indicate on your application.

To cancel a Policy during the Right to Cancel period, you must send a request in Writing along with your Policy to us within the applicable timeframe as set forth in your Policy, and we will make the refund within seven (7) days after we receive your request and returned Policy. Depending on state law we will refund to you either (1) the Policy's Cash Value plus any charges and expenses which may have been deducted minus any loans or (2) any Premiums Paid minus any Outstanding Loans.

                       TAX FREE 'SECTION 1035' EXCHANGES

You can generally exchange one life insurance policy for another in a 'tax-free exchange' under Section 1035 of the Internal Revenue Code (the "IRC"). Before making an exchange of one insurance contract for another, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy. There will be a new surrender charge period for this Policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax on the gain and potentially an early withdrawal or other penalty on the exchange. You should not exchange an existing life insurance policy for this one unless you determine, after knowing all the facts and after consulting with a tax advisor, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

                            OWNERSHIP/POLICY RIGHTS

The POLICY OWNER is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while either of the Insureds is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

   .   Assigning the Policy

       The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See "Tax Treatment of Policy Benefits." You should consult a tax adviser before assigning the Policy.

   .   Receiving the MATURITY BENEFIT

       If at least one of the Insureds is living on the Maturity Date, we will pay you the Cash Value of the Policy as of the Maturity Date, less any:

         1. Outstanding loan;

         2. Monthly Deduction Amount due but not paid; and

         3. Amount payable to an assignee under a collateral assignment of the Policy.

       Upon maturity, insurance ends and we have no further obligation under the Policy.

   .   Changing or revoking a Beneficiary

       The BENEFICIARY is named in the Policy application and is the person who receives the Death Benefit when the last Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the last Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

       Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while at least one Insured is living and while your Policy is in force by writing us at our Home Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the last Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

   .   Decreases in the Stated Amount of Insurance

       You may request a decrease in the Stated Amount after the second Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $100,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

         1. against the most recent increase in the Stated Amount;

         2. to other increases in the reverse order in which they occurred; and

         3. to the initial Stated Amount.

       A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income. Decreases in the Stated Amount may also result in an assessment of a proportional surrender charge. This charge is determined by dividing the amount of the decrease by the total Stated Amount and multiplying by the full surrender charge that would otherwise be applicable.

   .   You may request a change from Death Benefit Option 2 to Option 1

      .   One Insured must be living at the time of the request.

      .   The Stated Amount will be increased by the Cash Value.

      . Some changes from Option 2 to Option 1, involving substantially funded Policies, may result in a cash distribution that is included in gross income.

   . You may request a change from Death Benefit Option 1 to Option 2 (requires additional underwriting approval)

      .   Both Insureds must be living at the time of the request.

      .   We will require evidence of insurability.

      .   The Stated Amount will be decreased by the Cash Value.

      . A change from Option 1 to Option 2 will not be permitted if the change results in a Stated Amount of less than $100,000.

   . Increases in the Stated Amount (requires additional underwriting approval)

       You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the older Insured is age 86. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. There is an additional Policy Administrative Charge and a Per Thousand of Stated Amount Surrender Charge associated with a requested increase in Stated Amount. In addition, your cost of insurance will increase commensurate with the increase in the Stated Amount and in consideration of the attained ages and underwriting class of the Insureds at the time the increase is requested.

       We will require you to submit a new application and evidence of insurability for any requested increase in the Stated Amount. We require evidence of insurability because we issue an additional "insurance segment" associated with the increase. Each insurance segment will have its own issue age, risk class and in certain instances, charges. In this case, we will attribute your Cash Value to each insurance segment in the order they were added to the Policy to compute our insurance risk and to calculate the Cost of Insurance Charge.

       If you surrender all or a portion of your Policy, we will apply the corresponding per thousand surrender charge for each insurance segment and then add the surrender charges for each insurance segment together to calculate the amount of the surrender charge.


Written requests for changes should be sent to MetLife Life and Annuity of Connecticut, Policy Holder Services, P.O. Box 990019, Hartford, CT 06199-0010. You can contact us by calling (800)-334-4298. Some Policy changes may have tax consequences. You should consult a tax adviser before requesting any changes.


                                   PREMIUMS
--------------------------------------------------------------------------------

              AMOUNT, FREQUENCY AND DURATION OF PREMIUM PAYMENTS

The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (Planned Premium). The amount of your Premium Payment will vary based on factors including, the age, sex and rating classification of the Insureds. The minimum initial premium we will accept is the amount necessary to pay the Monthly Deduction Amount due (unless you elect a Lapse Protection Guarantee Rider). If you elect a Lapse Protection Guarantee Rider at issue, there will be a minimum cumulative premium requirement in order to keep the Rider in effect. If you do not meet the minimum cumulative premium requirement on a monthly basis the Rider will lapse. See the Lapse and Reinstatement section for more information on this Rider.

Prior to the Maturity Date, you may request a change in the amount and frequency of your planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage.

You may make Premium Payments by:


   . mailing a check, payable to MetLife Insurance Company of Connecticut or MetLife Life & Annuity Company of Connecticut as applicable, One Cityplace, 3CP, Hartford, CT 06103-3415; or


   . by direct checking account deductions (you must complete a pre-authorization collection form).

If you do not make your Planned Premium Payment on schedule, your policy may lapse. In addition, even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a GRACE PERIOD will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. If the last Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any outstanding loans.

                        ALLOCATION OF PREMIUM PAYMENTS

During the underwriting period, any Premium we receive will be placed in a non-interest bearing account. After underwriting is complete and the Right to Cancel period begins, thereafter we will apply your Net Premium to the Investment Options and the Fixed Account as you indicate on your application (premium allocation instructions).

You may change your premium allocation instructions upon written request to us (or any other notification we deem satisfactory). Any allocation change will be effective on the date we record the change. Any future premiums will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

Unless underwriting is required, we will process a Premium Payment or other transaction as of the next computed Accumulation Unit Value of an Investment Option following our receipt of the Premium Payment or other transaction request in good order.

                           VALUES UNDER YOUR POLICY
--------------------------------------------------------------------------------

                                  CASH VALUE

Each Policy has a CASH VALUE that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Cash Value which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

A Policy's Cash Value is the sum of the values held in the INVESTMENT OPTIONS, the FIXED ACCOUNT and the LOAN ACCOUNT. A Policy's Cash Value will change daily, has no guaranteed minimum value and may be more or less than Premiums paid. We calculate the Policy's Cash Value each day the New York Stock Exchange is open for trading (A VALUATION DATE). The period between successive Valuation Dates is called a VALUATION PERIOD.

The Cash Value will increase or decrease depending on the investment performance of the Investment Options, the Premium Payments you make, the fees and charges we deduct and any Policy transactions (loans, withdrawals, surrenders) you make.

                          INVESTMENT OPTION VALUATION

The value of each Investment Option is measured in ACCUMULATION UNITS. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each Investment Option's Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding NET INVESTMENT FACTOR (see below) for the Valuation Period just ended. For example, to calculate Monday's Valuation Date price, we would multiply Friday's Accumulation Unit Value by Monday's Net Investment Factor.

The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.

                                                                        a   - c
We determine the NET INVESTMENT FACTOR for any Valuation Period using   ----
  the following equation:                                               b

A is:

     1. the net asset value per share of the Fund held in the Investment Option as of the Valuation Date; plus

     2. the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended; plus or minus

     3. a per-share charge or credit, as we may determine on the Valuation Date for tax reserves; and

B is:

     1. the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date; plus or minus

     2. the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date; and

C is the applicable Investment Option deduction for the Valuation Period.

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option's investment experience. The separate account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Home Office.

                            FIXED ACCOUNT VALUATION

The Fixed Account value on the Policy Date is equal to the portion of the initial Net Premium allocated to the Fixed Account. The Fixed Account value on each subsequent day is equal to the Fixed Account value on the preceding day, plus:

     a. Net Premium payments allocated to the Fixed Account since the preceding day

     b. Amounts transferred to the Fixed Account from the Investment Options and the Loan Account since the preceding day

     c.  Interest credited to the Fixed Account since the preceding day,

MINUS:

     d. Amounts transferred out of the Fixed Account to the Investment Options and the Loan Account since the preceding day

     e. Amounts transferred out of the Fixed Account to pay applicable Deduction Amount charges (the portion of the Deduction Amount charged will be based upon the proportion of the Fixed Account value relative to the Cash Value) since the preceding day

     f. Any transfer charges that have been deducted from the Fixed Account since the preceding day

     g. Any surrender amounts, including applicable surrender charges, that have been deducted from the Fixed Account since the preceding day

     h. Any Stated Amount decrease charges that have been deducted from the Fixed Account since the preceding day.

                            LOAN ACCOUNT VALUATION

When you borrow money from us using the Policy as collateral for the loan, we transfer an amount equal to the loan from the Investment Options and the Fixed Account to the Loan Account as collateral for that loan. The value in the Loan Account is charged a fixed rate of interest declared by us that will not exceed 5.66% in Policy Years 1-15 and 3.85% in Policy Years 16 and later on an annual basis. We charge this interest in advance at the beginning of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually.

When we determine a Policy's Cash Value, the value in the Loan Account (i.e., the amount (adjusted for any repayments or additional Policy loans) we transferred from the Investment Options and the Fixed Account to secure the loan) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options and the Fixed Account.

                                   TRANSFERS
--------------------------------------------------------------------------------

                            TRANSFERS OF CASH VALUE

Generally, you may transfer Cash Value among the Investment Options. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

MARKET TIMING/EXCESSIVE TRADING


THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. Frequent requests from Policy Owners to transfer cash value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e. American Funds Global Growth Fund, Credit Suisse Trust Emerging Markets Portfolio, Dreyfus VIF Developing Leaders Portfolio, DWS Small Cap Index VIP Fund, Franklin Small-Mid Cap Growth Securities Fund, Janus Aspen Global Technology Portfolio, Janus Aspen Worldwide Growth Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund, Templeton Developing Markets Securities Fund, and Templeton Foreign Securities Fund-the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

   . reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

   . reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Fund and there are no arrangements in place to permit any policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Policy owners and other persons with interest in the Policies should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Fund or its principal underwriter that will obligate us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and
(2) execute instructions from the Fund to restrict or prohibit further allocations or transfers by specific Policy Owners who violate the frequent trading policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that some Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares as a result of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single policy owner. You should read the Fund prospectuses for more details.


    TRANSFER OF CASH VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS

You may only transfer amounts from the Fixed Account to any of the Investment Options twice each Policy Year. The amount of each transfer may not exceed the greater of: (a) $500 or (b) 12.5% of the Fixed Account value as of the date we receive your transfer request. The Fixed Account is not available for transfers to the Investment Options through the Dollar Cost Averaging program. In addition, the Fixed Account is excluded from all Portfolio Rebalancing programs.

    TRANSFER OF CASH VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT

We reserve the right to limit or deny requests for transfers from any Investment Option into the Fixed Account if, at the time we receive the request: (a) the Fixed Account value is greater than or equal to 30% of the Cash Value of your Policy or (b) the Fixed Account value would become greater than or equal to 30% of your Policy's Cash Value as a result of the requested transfer.

                              TELEPHONE TRANSFERS

The Policy Owner may make a transfer request in writing by mailing the request to the Company at its Home Office, or by telephone (if an authorization form is on file) by calling 1-800-334-4298. The Company will take reasonable steps to ensure that telephone transfer requests are genuine. These steps may include seeking proper authorization and identification prior to processing telephone requests. Additionally, the Company will confirm telephone transfers. Any failure to take such measures may result in the Company's liability for any losses due to fraudulent telephone transfer requests.

                      DOLLAR-COST AVERAGING (DCA PROGRAM)

You may establish automated transfers of Cash Value on a monthly or quarterly basis from any Investment Option to any other available Investment Option by completing our DCA authorization form or through other written request acceptable to us. You must have a minimum of $5000 of Cash Value in the Investment Option from which amounts will be transferred out of to enroll in the DCA Program. The minimum automated transfer amount is $100.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other provisions and terms of the Policy. The Company reserves the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Before transferring any part of Cash Value, you should consider the risks involved in switching between Investment Options available under this Policy. Dollar-Cost Averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

The Fixed Account is not eligible for participation in the Dollar-Cost Averaging program.

                             PORTFOLIO REBALANCING

This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to periodically, and automatically, reallocate values in your Policy to help keep your investments properly aligned with your investment strategy. You may participate in the Portfolio Rebalancing Program by completing our rebalancing form. The Fixed Account is excluded from all rebalancing program transactions.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

If your Policy is in effect on the date of the last Insured's death, we will pay your Beneficiary a Death Benefit. WE MAY REDUCE THE DEATH BENEFIT PAYABLE AS DISCUSSED BELOW UNDER "PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS." All or part of the Death Benefit may be paid in cash or applied to one or more of the PAYMENT OPTIONS described in the following pages.

You may select one of two Death Benefit Options when you purchase the Policy. The amount of the Death Benefit will depend on which Death Benefit Option you select. However, as long as the Policy remains in effect, the Company guarantees that the Death Benefit under either option will be at least the current Stated Amount of the Policy less any outstanding Policy loans and unpaid Monthly Deduction Amount.

OPTION 1 (THE LEVEL OPTION)

The Death Benefit will be equal to the Stated Amount of the Policy on the date of the last Insured's death or, if greater, the Minimum Amount Insured as of the date of the last Insured's death.

OPTION 2 (THE VARIABLE OPTION)

The Death Benefit will be equal to the Stated Amount of the Policy plus the Cash Value as of the date of the last Insured's death or, if greater, the Minimum Amount Insured as of the date of the last Insured's death.

In order to be treated as life insurance under federal tax law, the Policy's Death Benefit must meet or exceed the minimum requirements of either the Guideline Premium Test or the Cash Value Accumulation Test (the MINIMUM AMOUNT INSURED). These tests generally impact the Death Benefit when a Policy Owner has a relatively large Cash Value in relation to the Stated Amount. This Policy uses the GUIDELINE PREMIUM TEST.

Under the Guideline Premium Test, a Policy's Death Benefit will not be less than the Policy's Cash Value times the corridor factor under the Code. The corridor factors, which require that the Death Benefit be greater than the Policy's Cash Value by a percentage that decreases over time, are shown in your Policy. The following is a summary of the percentages. For attained ages not shown, the percentages decline pro rata each year.

             ATTAINED AGE
        OF THE YOUNGER INSURED                     CORRIDOR FACTORS
        ----------------------                     ----------------
                 0-40                                    250%
                  45                                     215%
                  50                                     185%
                  55                                     150%
                  60                                     130%
                  65                                     120%
                  70                                     115%
                  75                                     105%
                 95+                                     100%

The investment performance of the Funds, expenses and deduction of charges all impact Cash Value. In some circumstances, the Death Benefit may vary with the amount of the Cash Value. Under Death Benefit Option 1, the Death Benefit will vary with the Cash Value whenever the Cash Value multiplied by the applicable Minimum Amount Insured percentage set forth in Section 7702 of the Code is greater than the Stated Amount. Under Death Benefit Option 2, the Death Benefit will always vary with the Cash Value because the Death Benefit is equal to the Stated Amount of the Policy plus the Cash Value as of the date of the last Insured's death (or if greater, the Minimum Amount Insured as of the date of the last Insured's death). Finally, if the investment performance of the Funds is too low and the Cash Value of your Policy falls below the amount necessary to pay the Monthly Deduction Amount due and you do not send us sufficient Premium, your Policy may lapse and no coverage will be in effect.

                            DEATH BENEFIT EXAMPLES

The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under each Death Benefit Option. The examples assumes two Insureds, both age 40, a Minimum Amount Insured of 250% of Cash Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no outstanding Policy Loan.

                        OPTION 1 -- LEVEL DEATH BENEFIT

In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $50,000. Since the Policy is designed to qualify as a life insurance Policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Cash Value).

EXAMPLE ONE. If the Cash Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit of the Policy is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $50,000.

EXAMPLE TWO. If the Cash Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($100,000).

                      OPTION 2 -- VARIABLE DEATH BENEFIT

In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Cash Value of the Policy (determined on the date of the last Insured's death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Cash Value).

EXAMPLE ONE. If the Cash Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Cash Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Cash Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Cash Value ($50,000 + $60,000 = $110,000).

                       CHANGING THE DEATH BENEFIT OPTION

You may change the Death Benefit Option by sending a written request to the Company. With some changes from Option 2 (Variable Benefit) to Option 1 (Level Benefit), involving substantially funded Policies, there may be a cash distribution, which is included in gross income. A change from Option 1 to Option 2 will not be permitted if the change results in a Stated Amount of less than $10,000. A change from Option 1 to Option 2 is also subject to underwriting. Changing the Death Benefit Option may have tax consequences. You should consult a tax adviser before making any change.

                 PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS

Death Benefits are payable within seven days after we receive satisfactory proof of the last Insured's death. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Policy loan, any material misstatements in the Policy application as to age or sex of the Insureds, and any amounts payable to an assignee under a collateral assignment of the Policy. If no Beneficiary is alive when the last Insured has died, the Death Benefit will be paid to the Policy Owner, if alive, otherwise, the Death Benefit will be paid to the Policy Owner's estate. In addition, we may defer payment of proceeds that exceed the Cash Value for up to six months from the date of the request for the payment.

If one or both of the Insureds commits suicide within two years following the Issue Date, limits on the amount of Death Benefit paid will apply. (See "Limits on Right to Contest and Suicide Exclusion.") In addition, if the last Insured dies during the 31-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the Policy is insufficient to meet the Monthly Deduction Amount due, then the Death Benefit actually paid to the Policy Owner's Beneficiary will be reduced by the amount of the Monthly Deduction Amount that is due and unpaid.

We will pay policy proceeds in a lump sum, unless you or the Beneficiary selects another of the Company's PAYMENT OPTIONS. We may defer payment of proceeds, which exceed the Death Benefit for up to six months from the date of the request for payment. A combination of options may be used. The minimum amount that may be placed under a Payment Option is $5,000 unless we consent to a lesser amount. Proceeds applied under a Payment Option will no longer be affected by the investment experience of the Investment Options.

The following Payment Options are available under the Policy:

   OPTION 1 -- Payments of a fixed amount

   OPTION 2 -- Payments for a fixed period

   OPTION 3 -- Amounts Held at Interest

   OPTION 4 -- Monthly Life Income

   OPTION 5 -- Joint and Survivor Level Amount Monthly Life Income

   OPTION 6 -- Joint and Survivor Monthly Life Income-Two-thirds to Survivor

   OPTION 7 -- Joint and Last Survivor Monthly Life Income-Monthly Payment Reduces on Death of First Person Named

   OPTION 8 -- Other Options

We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $100, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rate.

                             BENEFITS AT MATURITY
--------------------------------------------------------------------------------

If your Policy is in effect on the Maturity Date, we will pay the Policy's Cash Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy.

We offer two riders, the Maturity Extension Rider and the Coverage Extension Rider that may extend your coverage beyond the Policy's Maturity Date. However, the tax consequences of continuing the Policy beyond the Maturity Date are unclear. You should consult your tax adviser before electing the rider to assess any potential tax liability. Details about these riders are in the "Other Benefits -- Riders" section below.

                                OTHER BENEFITS
--------------------------------------------------------------------------------

EXCHANGE OPTION

Once the Policy is in effect, you may exchange it during the first two
(2) Policy Years for a form of non-variable survivorship life insurance issued by the Company (or an affiliated company, if allowed by state law) on the lives of the Insureds. Benefits under the new life insurance policy will be as described in that policy. No evidence of insurability will be required. The Stated Amount will be the same for each Policy. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any outstanding Policy Loan must be repaid before we will make an exchange. In addition, there may be an equitable adjustment in payments and Cash Values to reflect variance, if any, in the payments (and charges) and Cash Values under this policy and the new policy. If you make an exchange, the current Cash Value of this Policy will be increased by the cost of insurance charges assessed under the Policy since the Policy Date. This amount is then used to purchase the non-variable permanent survivorship life insurance (new policy). We will then adjust the new policy for insurance charges that would have been paid had you originally purchased the new policy (with the same Stated Amount as the old Policy) on the Policy Date of this Policy. If these adjustments result in the Policy not qualifying as life insurance under applicable federal tax laws, we may make a cash distribution to you, which may be taxable.

RIDERS (SUPPLEMENTAL INSURANCE BENEFITS)

You may elect to have one or more of the following Riders added to your Policy. There may be costs associated with these Riders. Certain Riders may not be available in all states. The descriptions below are intended to be general; the terms of the Riders providing the additional benefits may vary from state to state, and you should consult the Policy and Rider.

ANNUAL RENEWABLE   Provides additional death benefit on one or both
TERM RIDER         Insureds (one rider per Insured), payable at death of
                   covered Insured.

COST OF LIVING     Allows automatic increases in the face amount based on
ADJUSTMENT RIDER   increases in the Consumer Price Index.

COVERAGE           The Coverage Extension Rider allows the policy to
EXTENSION RIDER    continue in force beyond the Maturity Date. The policy
(AVAILABLE ONLY    will be continued until the earlier of the last Insured's
IF BOTH INSUREDS'  Death or the receipt of a request for full surrender. The
ISSUE AGE IS 80    Death Benefit after the Maturity Date will be equal to
OR LESS)           the Amount Insured as of the date of Death, minus any
                   loan amount due and any amounts payable under a collateral assignment of the policy. After the Maturity
                   Date, Interest on loans will continue to accrue and will be added to the total Loan Account value, and loan repayments will be accepted. New loans, partial surrenders and transfers among the Investment Options
                   (funds) will continue to be permitted after the Maturity
                   Date. There is no charge for this rider.

ESTATE PROTECTION  Provides additional Death Benefit in the first four Policy
RIDER Years, which can be used for estate taxes if Policy proceeds are included in the estate of the surviving spouse. Benefits are paid whether or not they are needed for estate tax payment.

ESTATE TAX REPEAL  Allows surrender charges to be waived in the event that
RIDER Federal Estate Tax is repealed. There is a charge for this rider.

FULL SURRENDER     For policies with a minimum initial premium of
CHARGE WAIVER      $50,000, -- allows the surrender charges to be waived if
RIDER              the policy is fully surrendered during the first five policy years. There is a charge for this rider.

LAPSE PROTECTION   The 10 Year Lapse Protection Guarantee Rider is only
GUARANTEE RIDER    available with Death Benefit Option 1 (Level). It is not
(10 YEAR AND 20    available with Death Benefit Option 2 (Increasing). The
YEAR)              20 Year Lapse Protection Guarantee is available with
                   Death Benefit Option 2 (Increasing). The Rider provides that if, during the first 10 Policy Years or first 20 Policy
                   Years, as applicable, the total premiums paid, less any outstanding loans or partial surrenders equals or exceeds the cumulative Monthly Lapse Protection Premium shown in the Policy, a Lapse Protection Guarantee will apply. With this Rider, the Policy will not lapse on a Monthly Deduction Day even if the Cash Surrender
                   Value is not enough to cover the Monthly Deduction
                   Amount due. The Monthly Lapse Protection Premium will change to reflect any changes you make to the Stated Amount or Riders under the Policy. If you make a change, we will send you an updated Policy Summary page showing you the new Monthly Lapse Protection
                   Premium that must be met. This rider ends after 10 or 20 years. This Rider may be cancelled if you switch to Death Benefit Option 2.

 MATURITY EXTENSION   The Maturity Extension Rider allows the policy to
 RIDER (AVAILABLE     continue in force beyond the Maturity Date. The policy
 ONLY IF EITHER       will be continued until the earlier of the last Insured's
 INSURED'S ISSUE AGE  Death or the receipt of a request for full surrender. The
 IS BETWEEN 81-85)    Death Benefit after the Maturity Date will be equal to
                      the Cash Value as of the date of Death, minus any Loan
                      Account value and any amounts payable under a collateral assignment of the policy. After the Maturity
                      Date, Interest on loans will continue to accrue and will be added to the total Loan Account value, and loan repayments will be accepted. New loans, partial surrenders and transfers among the Investment Options
                      (funds) will continue to be permitted after the Maturity
                      Date. There is no charge for this rider.

 POLICY SPLIT OPTION  Splits Cash Value and Death Benefit into two equal
 RIDER individual non-term life insurance policies at the attained age of the insured without evidence of insurability in the event of divorce (two-year waiting period) or the repeal of the Unlimited Marital Deduction. There is no charge for this rider.

 POLICY SPLIT OPTION  Splits Cash Value and Death Benefit into two equal
 PLUS RIDER           individual non-term life insurance policies at the
                      attained age of the insured without evidence of insurability in the event of divorce or the repeal of the Unlimited Marital Deduction. There is a charge for this rider.

 RETURN OF PREMIUM    Provides annual increases to the Stated Amount of the
 RIDER                Policy on each Policy Anniversary. No evidence of
                      insurability is required. The amount of each annual increase will be equal to the sum of the total amount of increases that have been provided under this Rider as of the preceding Policy Anniversary, multiplied by the Return of Premium Rate shown in the Rider; plus the total premiums received by us and applied to the Policy during the preceding Policy Year, multiplied by 100% plus the Return of Premium Rate. There is a maximum sum of increases provided under this Rider and once the maximum is reached, no further increases will be allowed. There is a charge for this Rider.

 SCHEDULED INCREASE   Can automatically increase coverage by 1% to 5% per
 OPTION RIDER         year.

                               POLICY SURRENDERS
--------------------------------------------------------------------------------

You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. See "Tax Treatment of Policy Benefits."

                                FULL SURRENDER

You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary's consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary's consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Home Office. The Cash Surrender Value is the Cash Value, minus any outstanding Policy loans, and any surrender charge. We will pay you within seven (7) days after we receive your request in good order. The Policy will terminate on the date we receive your request.

                               PARTIAL SURRENDER

You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered plus any applicable surrender charge pro rata from all your selected Investment Options and The Fixed Account, unless you give us other written instructions. When you request a partial surrender, the portion of the Cash Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Cash Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. We will pay you within 7 days after we receive your request.

In addition to reducing the Policy's Cash Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. Under Option 1 (the Level Option), the Policy's Stated Amount will be reduced by the surrender amount. Under Option 2 (the Variable Option), the Policy's Cash Value, which is part of the Death Benefit, will be reduced by the surrender amount. We may require you to return the Policy to record this reduction.

                                 POLICY LOANS
--------------------------------------------------------------------------------

While the Policy is in force, you may borrow money using the Policy as the only security (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. See "Federal Tax Considerations."

                                LOAN CONDITIONS

   . You may borrow up to 100% of the Policy's Cash Value, minus surrender charges and any other Outstanding Loans. We determine Cash Value on the day we receive the written loan request. We will charge you interest on the amount of the loan.

   . The loan request must be at least $500, except where state law requires a different minimum.

   . To secure the loan, we transfer an amount equal to the loan from the Investment Options and the Fixed Account to the Loan Account. We make the transfer from the Investment Options on a pro rata basis, unless you give us different allocation instructions. The portion of the loan transferred from the Fixed Account is based on the proportion of the Fixed Account value relative to the Cash Value of the Policy as of the date we receive your request. A loan from the Fixed Account in an amount greater than this proportionate amount is not permitted.

   . Amounts in the Loan Account earn interest at a rate of 4% per year in arrears.

   . We normally pay the amount of the loan within seven (7) days of our receipt of the written loan request. We may postpone the payment of the loans under certain conditions

   . We charge interest on the outstanding amount of your loan(s), and you must pay this interest in advance, at the beginning of each Policy Year, at the rate(s) shown below. Interest not paid when due will be added to the amount of the Outstanding Loan. We will transfer the amount of the unpaid interest from the Investment Options on a pro rata basis. The portion of the unpaid loan interest transferred from the Fixed Account is based on the proportion of the Fixed Account value relative to the Cash Value of the Policy as of the date the unpaid loan interest is added to the Outstanding Loan. If you have an Outstanding Loan and request a second loan, we will add the amount of Outstanding Loan to the loan request. The table below shows the interest rates we will charge.

                           POLICY YEARS             RATE CHARGED
                           ------------             ------------
                              1 - 15                   5.66%
                           16 and later                3.85%

   . You may repay all or a part of your Outstanding Loans at any time while any Insured is alive by sending the repayment to our Home Office.

   . Unless you request otherwise, we will apply any payment that we receive while there is a loan on the Policy as follows: first, towards repayment of any loan interest due; next, towards repayment of the loan principal; and last, as a premium payment to the Policy.

   . As you repay the loan, we deduct the amount of the repayment from the Loan Account and credit the payment to the Investment Option based on which Investment Option(s) you took the loan from. Also, we will deduct the amount of the repayment from the Loan Account and credit the repayment to the Fixed Account based on the proportion of the Fixed Account value relative to the Policy's Cash Value as of the date we receive the loan request.

   . We will deduct any unpaid loan amount, including interest you owe, from your Cash Value when you surrender the Policy and from the Death Benefit proceeds payable.

   . If any unpaid loan amount, including any interest you owe, equals or exceed the Cash Value, causing the Cash Surrender Value of your Policy to become zero, then your Policy will enter a 31-day grace period. See "Lapse and Reinstatement."

                               EFFECTS OF LOANS

A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan Amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options and may not be credited with the same interest rates currently accruing on amounts allocated to the Fixed Account. Amounts transferred from an Investment Option to the Loan Account will affect the value in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.

There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences. See "Tax Treatment of Policy Benefits." In addition, the tax consequences of a loan after the fourteenth Policy Year are uncertain.

You should consult a tax adviser before taking out a loan.

We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.

                            LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

                                     LAPSE

Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due.

                                 GRACE PERIOD

After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

As long as there is an outstanding loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the outstanding loan and not as an additional premium payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Cash Value held in our Loan Account to the

Investment Options and/or Fixed Account, thereby increasing the Cash Surrender Value and potentially preventing a lapse.

If the last Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any outstanding loan.

                       LAPSE PROTECTION GUARANTEE RIDER

This 10 Year rider is available only with Death Benefit Option 1 (the Level Option). The 20 Year Rider is available with Death Benefit Options 1 and 2. The (10 Year and 20 Year) Riders provide that if, during the first 10 Policy Years or first 20 Policy Years, as applicable, the total premiums paid, less any outstanding loans or partial surrenders, equals or exceeds the cumulative Monthly Lapse Protection Premium shown in the Policy, a Lapse Protection Guarantee will apply. The Monthly Lapse Protection Premium is primarily based on the sex, underwriting classifications, and Ages of the Insureds and the Stated Amount of the Policy. With these Riders, the Policy will not lapse on a monthly deduction day even if the Cash Surrender Value is not enough to cover the Monthly Deduction Amount due.

The Monthly Lapse Protection Premium will change to reflect any increases you make to the Stated Amount or changes to Riders under the Policy. If you make a change, we will send you an updated Policy Summary page showing the new Monthly Lapse Protection Premium that must be met. The 10 Year Rider will be cancelled if you switch to Death Benefit Option 2 (the Variable Option).

State law may affect the availability and some of the terms of this Rider.

                                 REINSTATEMENT

You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

     (1) the Policy was not surrendered for cash and it is before the Maturity date;

     (2) you furnish us with acceptable evidence of insurability;

     (3) you pay all past due Monthly Deduction Amounts;

     (4) you pay Premium Payments equaling the next three Monthly Deduction Amounts;

     (5) you pay the amount of any outstanding loan.

Upon reinstatement, the Policy's Cash Value will be the amount provided by the Premium Payments you made, plus any Cash Value as of the date of lapse.

                          FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to, the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a Modified Endowment Contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service (IRS). The Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISOR SHOULD BE CONSULTED.

                     POTENTIAL BENEFITS OF LIFE INSURANCE

A life insurance contract, including the Policy, is a unique financial instrument that along with providing protection for premature death, also provides a number of potential tax advantages including:

   . INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes.)

   . INCOME TAX-FREE GROWTH OF POLICY CASH VALUES (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn - including tax-free transfers among the Investment Options, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

   . INCOME TAX-FREE ACCESS TO CASH VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by IRC Sections 7702, 7702A, 817 and 101. These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

   .   A definition of a life insurance contract.

   .   Diversification requirements for separate account assets.

   . Limitations on policy owner's control over the assets in a separate account.

   . Guidelines to determine the maximum amount of premium that may be paid into a policy.

   .   Limitations on withdrawals from a policy.

   . Qualification testing for all life insurance policies that have cash value features.

                           TAX STATUS OF THE POLICY

DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under
SECTION 7702 OF THE IRC. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC
Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702 of the IRC, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to
SECTION 817(H) of the IRC.

Treasury Regulation Section 1.817-5, which was adopted to implement section 817(h), generally requires that no more than 55 percent of the value of the total assets of the mutual fund owned by the separate account may be represented by any one (1) investment; no more than 70 percent of such value may be represented by any two (2) investments; no more than 80 percent of such value may be represented by any three (3) investments; and no more than 90 percent of such value may be represented by any four (4) investments. Thus, under this test, the separate account and the mutual funds are generally required to invest a specified portion of its assets in at least five (5) distinct investments. Generally, Treasury securities are not subject to the diversification test and to the extent that assets include such securities, somewhat less stringent requirements may apply.

The separate account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.


The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.


                       TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1); unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in the IRC Section 101 (a) (2) applies. In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. Furthermore, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT UNDER IRC SECTION 7702 BUT WHICH FAILS TO SATISFY A 7-PAY TEST SET FORTH IN IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the stated amount of the

Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, the Company believes that any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and complete surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purposes of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of a MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a modified endowment contract are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued where, as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness discharged exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.

TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans may not be tax deductible.

INVESTMENT IN THE POLICY

Investment in the policy means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner (except that the amount of any loan from, or secured by, a policy that is a MEC, to the extent such amount is excluded from gross income, will be disregarded), plus
(iii) the amount of any loan from, or secured by, a policy that is a MEC to the extent that such amount is included in the gross income of the owner.

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split dollar arrangements. Furthermore there have been recent proposals to restrict the tax advantages of corporate owned life insurance that are currently under considerations by Congress. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.

                           OTHER TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

INSURABLE INTEREST

The Owner must have an insurable interest in the lives of the Insureds in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for Federal income tax purposes. State laws on this subject vary widely, but typically require that the Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the last Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for Federal income tax purposes. It is the responsibility of the Owner, not the life insurance carrier, to determine the existence of insurable interest in the lives of the Insureds under applicable state law.

THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for Federal income taxes that may be attributable to the separate account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the separate account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Accounts.

ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.

                          DISTRIBUTION & COMPENSATION
--------------------------------------------------------------------------------

                                 DISTRIBUTION


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Policies (e.g., commissions payable to retail broker dealers who sell the Policies). MLIDLLC does not retain any fees under the Policies; however, MLIDLLC may receive 12b-1 fees from the Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103-3415. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved. The Policies are offered on a continuous basis.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Small Capitalization Fund, the American Funds Growth Fund and the American Funds Growth-Income Fund for services it provides in marketing the Fund's shares in connection with the Policy.

                                 COMPENSATION

Broker-dealers having selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.


Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. Instead, you indirectly pay for sales and distribution expenses through overall charges and fees assessed under your Policy. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Policy may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or MLIDLLC may receive from the Funds for providing administrative, marketing and other support and services to the Funds.


Compensation is a factor in setting pricing under the Policies, and as disclosed in the "Modification, Reserved Rights and Other Charges" sub-section of this prospectus, the Company has the ability to customize pricing in relation to the compensation payable to distributors for particular cases and the payments anticipated to be received for providing administrative, marketing and other support and services to the Funds.


We generally pay compensation as a percentage of Premium Payments invested in the Policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the Contract Value. To the extent permitted by NASD rules and other applicable laws and regulations, MLIDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation. The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined ABOVE, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. When these additional payments are taken into account, the amount of overall compensation, including both commissions and additional compensation as outlined below, is not expected to exceed 128.25% of the target premium and 6.5% of excess premium paid in the first Policy Year. The maximum compensation payable will not exceed 6.5% of the annual renewable premium paid after Policy Year 1. The preceding expected maximum overall compensation rates are based on the assumption that the broker-dealers who have selling agreements with MLIDLLC will have clients that make a certain minimum amount of premium payments over the course of the year. If this assumption proves to be inaccurate, the actual overall compensation rates may be higher than the preceding expected maximum overall compensation rates.

SALE OF VARIABLE LIFE POLICIES BY ENTITIES HAVING OTHER CONTRACTUAL RELATIONSHIPS WITH THE COMPANY. The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds which are offered under the Policies. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management, MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Policies.

SALE OF VARIABLE LIFE INSURANCE BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Policies through retail broker-dealers that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Policies is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Policies; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other product issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife representatives other than those in our MetLife resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor in determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

PREFERRED DISTRIBUTION ARRANGEMENTS. The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the Policies; total assets attributable to sales of the Policies by registered representatives of the broker-dealer firm; the length of time that a Policy owner has owned the Policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the Policies and other variable insurance products offered by the Company or its affiliates. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representative to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates New England Securities Corporation, Metropolitan Life Insurance Company and Walnut Street Securities, Inc. See the Statement of Additional Information - "UNDERWRITING AND DISTRIBUTION AGREEMENTS" for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.


                           OTHER POLICY INFORMATION
--------------------------------------------------------------------------------

                      PAYMENT AND SUSPENSION OF VALUATION

You may send your written requests for payment to our Home Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the last Insured's death, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay our Death Benefit proceeds in a lump sum or under an optional payment plan.

                               POLICY STATEMENTS

We will maintain all records relating to the separate accounts, the Investment Options and the Fixed Account. At least once each Policy Year, we will send you a statement showing:

   .   the Cash Value, Stated Amount and Amount Insured;

   .   the date and amount of each Premium Payment;

   .   the date and amount of each Monthly Deduction;

   . the amount of any outstanding Policy Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;

   . the date and amount of any partial surrenders and the amount of any partial surrender charges or decrease of Stated Amount charges;

   .   the annualized cost of any Riders purchased under the Policy; and

   . a reconciliation since the last report of any change in Cash Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.

               LIMITS ON RIGHT TO CONTEST AND SUICIDE EXCLUSION

The Company may not contest the validity of the Policy after it has been in effect during the lifetime of at least one of the Insured's for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if one or both of the Insureds commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and (ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of reinstatement.

                        MISSTATEMENT AS TO SEX AND AGE

If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Home Office.

                                POLICY CHANGES


At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid. As required by law, we will notify you of any Policy changes.


                              EMERGENCY PROCEDURE

We reserve the right to postpone any surrender, partial surrender, policy loan, or payment of death benefit proceeds for a period not to exceed 12 months, if in our reasonable judgment, such postponement is necessary for the orderly liquidation of assets invested in an Investment Option. Furthermore, we may postpone any payment involving a determination of Cash Value in any case whenever:

     (1) the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

     (2) in our reasonable judgment, we determine that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when policy values are being withdrawn from the Fixed Account.

                    RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Policy Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


In the ordinary course of business, the Company, similar to other insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect on the Separate Account or upon the ability of MLIDLLC to perform its contract with the separate Account or of the Company to meet its obligations under the applicable Contract.


                             FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The financial statements of the Company and its Separate Account are in the applicable Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon its ability to meet its obligations under the Policies.

                        ILLUSTRATION OF POLICY BENEFITS

In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain illustrations upon request. These will be based on the age and insurance risk characteristics of the insured under your Policy and such factors as the specified face amount, death benefit option, premium payment amounts and rates of return (within limits) that you request. You can request such illustrations at any time. We have included an example of such an illustration as Appendix D to this prospectus.

        APPENDIX A -- GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

ACCUMULATION UNIT -- a standard of measurement used to calculate the value of the Investment Options.

AGE -- each Insured's age as of that Insured's last birthday.

AMOUNT INSURED -- Under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Cash Value (the "Minimum Amount Insured"). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Cash Value (determined as of the date of the last Insured's death) or, if greater, the Minimum Amount Insured.

BENEFICIARY (IES) -- the person(s) named to receive the Death Benefit of this Policy after the death of the last Insured.

CASH SURRENDER VALUE -- the Cash Value less any Outstanding Loans and applicable surrender charges.

CASH VALUE -- the sum of the accumulated value held in the Investment Options plus the Loan Account value and the Fixed Account value.

CODE -- The Internal Revenue Code.


COMPANY (ISSUING COMPANY) -- Either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. The name of the Company that issued your Policy appears on your Policy and is determined primarily by the state where you purchased the Policy.

COMPANY'S HOME OFFICE -- the Company's home offices located at One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103-3415.


COST OF INSURANCE CHARGE -- A charge that reflects, among other things, the anticipated mortality of the Insureds.

DEATH BENEFIT -- the amount payable to the Beneficiary if this Policy is in force upon the death of the last Insured.

DEDUCTION DATE (OR DAY) -- the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy's Cash Value.

FIXED ACCOUNT -- part of the General Account of the Company.

FUND -- see Mutual Fund.

GENERAL ACCOUNT -- An account that consists of the Company's assets other than those held in any separate account.

INITIAL PREMIUM PAYMENT -- the first Premium Payment made under the Policy.


INSURANCE COMPANY (IES) -- Either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut depending on which company issues your Policy.


INSURED(S) -- the two persons whose lives are insured under the Policy.

INVESTMENT OPTIONS -- the segments of the separate account to which you may allocate Premium Payments or Cash Value. Each Investment Option invests directly in a corresponding Mutual Fund.

INVESTMENT OPTION DEDUCTION -- the charge we deduct from each Investment Option to cover our mortality and expenses risk charges and administrative charges. It is shown on the Policy Summary.

ISSUE DATE -- the date on which the Company issues the Policy for delivery to the Policy Owner.


ISSUING COMPANY -- Either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. The name of the Issuing Company appears on your Policy and is determined primarily by the state where you purchased the Policy.


LAST INSURED -- The Insured who dies second.

LOAN ACCOUNT -- an account in the Company's general account to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.

MATURITY BENEFIT -- An amount equal to the Policy's Cash Value, less any outstanding loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if an Insured is living on the Maturity Date.

MATURITY DATE -- The anniversary of the Policy Date on which the youngest of the Insureds is age 100.

MINIMUM AMOUNT INSURED -- the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Cash Value determined as of the first day of the Policy Month and is shown in the Policy.

MONTHLY DEDUCTION AMOUNT -- the amount of charges deducted from the Policy's Cash Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

MUTUAL FUND (OR FUND) -- a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

NET AMOUNT AT RISK -- the Death Benefit minus the Cash Value at the beginning of each Policy Month.

NET PREMIUM PAYMENT -- the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

OUTSTANDING LOAN -- Amount owed the Company as a result of policy loans including both principal and accrued interest.

PLANNED PREMIUM -- the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.


POLICY -- MetLife Variable Survivorship Life II, an individual variable flexible premium life insurance policy.


POLICY ANNIVERSARY -- an anniversary of the Policy Date.

POLICY DATE -- the date from which we begin charging the Monthly Deduction Amount and used to determine administrative transactions on the Policy (e.g., Deduction Days, Policy Years).

POLICY MONTH -- twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

POLICY OWNER(S) (YOU, YOUR OR OWNER) -- the person(s) having rights to benefits under the Policy during the lifetime of the Insureds; the Policy Owner may or may not be an Insured.

POLICY YEARS -- each successive twelve-month period; the first beginning with the Policy Date.

PREMIUM ALLOCATION INSTRUCTIONS -- the instructions you provide us to allocate your Premium Payments among the Investment Options and/or Fixed Account. You may change your Premium Allocation Instructions by written direction.

PREMIUM PAYMENT -- the amounts you send us to be applied to your Policy.

RIDERS -- supplemental insurance benefits offered under the Policy. There are additional charges associated with some Riders.

SEPARATE ACCOUNT(S) -- assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

STATED AMOUNT -- the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

TERM AMOUNT -- the amount of insurance provided by the Rider.

UNDERWRITING PERIOD -- the time period from when we receive a completed Application until the Issue Date.

VALUATION DATE -- a day on which the separate account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.

                   APPENDIX B -- HYPOTHETICAL ILLUSTRATIONS
--------------------------------------------------------------------------------


The following hypothetical illustrations are intended to illustrate how the Policy's Cash Value, Cash Surrender Value and Death Benefit change over time based on a representative insured's age and rating classification as well as a representative premium payment pattern. Each illustration assumes that all premium payments are invested in the Investment Options and Corresponding Funds, and none is invested in the Fixed Account. Each illustration assumes gross rates of returns for the Funds, before deduction of Fund charges, of 0%, 6% and 10%. The first example illustrates that the maximum Guaranteed Cost of Insurance Rates and policy administrative expense charge allowable under the Policy are charged in all years. The second example illustrates that the current Cost of Insurance Rates and administrative expense charge are charged in all years. Both examples also reflect the deduction of (i) 6.00% from each premium payment for premium tax (2.25%), DAC tax (1.25%) and front-end sales charges (2.50%), (ii) the mortality and expense risk charge and separate account expense charge, and (iii) an arithmetic average of Fund expenses.


The Cost of Insurance Rates charged varies by age, sex and underwriting classification. The policy administrative expense charge varies by age and amount of insurance. There is no distinction between current and guaranteed policy administrative expense charges. Both charges are deducted monthly pro rata from each of the Investment Options.

The mortality and expense risk charge and the separate account expense charge are 0.80% and 0.10%, respectively, for the first fifteen Policy Years; thereafter they are 0.35% and 0.00%, respectively. Both charges are deducted daily from the unloaned portion of the Cash Value.

The charge for Fund expenses reflected in the illustrations assumes that Cash Value is allocated equally among all Investment Options and is an arithmetic average of investment advisory fees and other expenses charged by each of the available Funds during the most recent calendar year. The Fund expenses used do not reflect any expense reimbursement agreements that may be in effect, as shown in the Policy prospectus summary. If the expense reimbursement arrangements were reflected, values shown in the illustrations may be higher. The actual charges under a Policy for expenses of the Funds will vary from year to year and will depend on the actual allocation of Cash Value and may be higher or lower than those illustrated.


After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 10% correspond to approximate net annual rates of -1.91%, 4.09% and 8.09%, respectively, on a current and guaranteed basis during the first fifteen Policy Years, and to approximate net annual rates of -1.36%, 4.64% and 8.64%, respectively, on a current and guaranteed basis thereafter. These approximate net annual rates of return do not include the deduction of the cost of insurance charge and the policy administrative charge. If they did, they would be lower.

The illustrations do not reflect any charges for federal income taxes against either Separate Account since the Company is not currently deducting such charges from either Separate Account. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 10% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Cash Values and Cash Surrender Values illustrated.


If actual gross rates of return on the Funds are higher or lower than those assumed in these illustrations, and/or if the actual current charges are higher or lower than those assumed in these illustrations, the actual results (Death Benefit, Cash Value, and Cash Surrender Value) will differ from the illustrated results.


Where required by law or upon request, the Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 10%.

                         VARIABLE SURVIVORSHIP LIFE II
                          LEVEL DEATH BENEFIT OPTION
               HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES


Male Preferred Nonsmoker Age 55 and Female Preferred Nonsmoker Age 55


Stated Amount

4,200,000

Annual Premium
$15,000.00


      TOTAL
     PREMIUMS          DEATH BENEFIT               CASH VALUE       CASH SURRENDER VALUE
     WITH 5%   ----------------------------- ---------------------- ---------------------
YEAR INTEREST     0%        6%        10%      0%     6%      10%     0%     6%     10%
---- --------- --------- --------- --------- ------ ------- ------- ------ ------ -------
 1      15,750 4,200,000 4,200,000 4,200,000 12,118  12,908  13,436      0      0       0
 2      32,288 4,200,000 4,200,000 4,200,000 23,506  25,829  27,432      0      0       0
 3      49,652 4,200,000 4,200,000 4,200,000 34,068  38,651  41,921      0      0       0
 4      67,884 4,200,000 4,200,000 4,200,000 43,698  51,246  56,816      0      0       0
 5      87,029 4,200,000 4,200,000 4,200,000 52,262  63,448  71,993      0      0       0
 6     107,130 4,200,000 4,200,000 4,200,000 59,590  75,048  87,279      0  4,404  16,635
 7     128,237 4,200,000 4,200,000 4,200,000 66,959  87,321 104,012  3,371 23,733  40,424
 8     150,398 4,200,000 4,200,000 4,200,000 72,544  98,414 120,398 16,012 41,882  63,866
 9     173,668 4,200,000 4,200,000 4,200,000 75,960 107,856 135,983 26,526 58,422  86,549
10     198,102 4,200,000 4,200,000 4,200,000 76,769 115,096 150,223 34,391 72,718 107,845
15     339,862 4,200,000 4,200,000 4,200,000 23,018  93,314 174,980 15,962 86,258 167,924
20     520,789         0         0         0      0       0       0      0      0       0
25     751,702         0         0         0      0       0       0      0      0       0
30   1,046,412         0         0         0      0       0       0      0      0       0
35   1,422,545         0         0         0      0       0       0      0      0       0
40   1,902,596         0         0         0      0       0       0      0      0       0
45   2,515,277         0         0         0      0       0       0      0      0       0

                         VARIABLE SURVIVORSHIP LIFE II
                          LEVEL DEATH BENEFIT OPTION
                HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES


Male Preferred Nonsmoker Age 55 and Female Preferred Nonsmoker Age 55


Stated Amount

4,200,000

Annual Premium
$15,000.00


      TOTAL
     PREMIUMS          DEATH BENEFIT               CASH VALUE         CASH SURRENDER VALUE
     WITH 5%   ----------------------------- ----------------------- -----------------------
YEAR INTEREST     0%        6%        10%      0%      6%      10%     0%      6%      10%
---- --------- --------- --------- --------- ------- ------- ------- ------- ------- -------
 1      32,288 4,200,000 4,200,000 4,200,000  12,211  13,004  13,533       0       0       0
 2      49,652 4,200,000 4,200,000 4,200,000  23,911  26,253  27,868       0       0       0
 3      67,884 4,200,000 4,200,000 4,200,000  35,054  39,700  43,013       0       0       0
 4      87,029 4,200,000 4,200,000 4,200,000  45,607  53,309  58,987       0       0       0
 5     107,130 4,200,000 4,200,000 4,200,000  55,525  67,028  75,799       0       0       0
 6     128,237 4,200,000 4,200,000 4,200,000  64,701  80,742  93,396       0  10,098  22,752
 7     150,398 4,200,000 4,200,000 4,200,000  74,584  95,932 113,356  10,996  32,344  49,768
 8     173,668 4,200,000 4,200,000 4,200,000  83,532 110,983 134,162  27,000  54,451  77,630
 9     198,102 4,200,000 4,200,000 4,200,000  91,470 125,794 155,789  42,036  76,360 106,355
10     339,862 4,200,000 4,200,000 4,200,000  98,282 140,222 178,172  55,904  97,844 135,794
15     520,789 4,200,000 4,200,000 4,200,000 109,333 198,891 296,598 102,277 191,835 289,542
20     751,702 4,200,000 4,200,000 4,200,000  65,539 214,648 417,893  65,539 214,648 417,893
25   1,046,412         0 4,200,000 4,200,000       0 142,760 511,678       0 142,760 511,678
30   1,422,545         0         0 4,200,000       0       0 550,388       0       0 550,388
35   1,902,596         0         0 4,200,000       0       0 463,195       0       0 463,195
40   2,515,277         0         0 4,200,000       0       0  13,132       0       0  13,132
45           0         0         0         0       0       0       0       0       0       0



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6% or 10% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

To learn more about the Policy, you should read the Statement of Additional Information (SAI) dated the same date as this prospectus, which is incorporated by reference into this Prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to MetLife Insurance Company of Connecticut or MetLife Life & Annuity Company of Connecticut, One Cityplace, 185 Asylum Street 3CP, Hartford, CT 06103-3415, call 1-800-334-4298 or access the SEC's website (http://www.sec.gov).


To obtain free copies of personalized illustrations of death benefits, cash surrender values, and cash values please contact your agent or registered representative.


The SAI contains additional information about the Policy and the Company and can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Company are available on the Commission's Internet site at http://www.sec.gov and that copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, DC 20549-0102.


Investment Company Act File Numbers: 811-03927 and 811-07411


Book 45                                                                   05/06

                                  MARKETLIFE
                             METLIFE VARIABLE LIFE
                       METLIFE VARIABLE LIFE ACCUMULATOR
                       METLIFE VARIABLE SURVIVOSHIP LIFE
                     METLIFE VARIABLE SURVIVORSHIP LIFE II
                 METLIFE VARIABLE LIFE ACCUMULATOR - SERIES 2
                 METLIFE VARIABLE LIFE ACCUMULATOR - SERIES 3

                  PART B: STATEMENT OF ADDITIONAL INFORMATION
                                     (SAI)

                                     DATED

                                  MAY 1, 2006

                                      FOR

             METLIFE OF CT FUND UL II FOR VARIABLE LIFE INSURANCE
                                 (REGISTRANT)

                                   ISSUED BY

               METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT *
                                  (DEPOSITOR)


This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Contracts and MetLife Life and Annuity Company of Connecticut. You should read this SAI in conjunction with the prospectuses for the Flexible Premium Variable Life Insurance Contract dated May 2, 2005 for MarketLife, MetLife Variable Life, MetLife Variable Life Accumulator, MetLife Variable Life Accumulator - Series 2, MetLife Variable Life Accumulator - Series 3, MetLife Variable Survivorship Life, and MetLife Variable Survivorship Life II ("the Contracts"). The defined terms used in this SAI are as defined in the prospectuses.

Copies of the prospectuses may be obtained by writing to MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103-3415, or by calling 1-800-334-4298 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

* The Travelers Life and Annuity Company has filed for approval to change its name to MetLife Life and Annuity Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a Policy endorsement notifying you of the name change once it has occurred.

                               TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY............................................  3
 The Depositor.............................................................  3
 State Regulation..........................................................  3
 The Registrant............................................................  4
 Registration Statement....................................................  4
 The Custodian.............................................................  4
UNDERWRITING AND DISTRIBUTION AGREEMENTS...................................  4
 Distribution and Principal Underwriting Agreement.........................  4
 Compensation..............................................................  5
VALUATION OF ASSETS........................................................  6
 Investment Options........................................................  6
 Cash Value................................................................  6
 Accumulation Unit Value...................................................  7
CALCULATION OF MONEY MARKET YIELD                                            8
ADDITIONAL INFORMATION ABOUT CONTRACT CHARGES..............................  8
 Special Purchase Plans....................................................  8
 Underwriting Procedures...................................................  9
 Increases and Decreases in Stated Amount..................................  9
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................  9
FINANCIAL STATEMENTS                                                        10

                        GENERAL INFORMATION AND HISTORY

THE DEPOSITOR. MetLife Life and Annuity Company of Connecticut (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states, (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06183-3415 and its telephone number is
(860) 308-1000.

The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103 3415.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the Commissioner). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE REGISTRANT. MetLife Life and Annuity Company of Connecticut sponsors a separate account: MetLife of CT Fund UL II for Variable Life Insurance (formerly The Travelers Fund UL II for Variable Life Insurance) (Fund UL II). Fund UL II was established under the laws of Connecticut on October 17, 1995. Fund UL II is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualify as a "a separate account." Separate Accounts are primarily designed to keep policy assets separate from other company assets.


REGISTRATION STATEMENT. A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, its amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.


                   UNDERWRITING AND DISTRIBUTION AGREEMENTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Information about the distribution of the Policies is contained in the prospectus (see
"Distribution & Compensation"). Additional information is provided below.


MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. MLIDLLC also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.


MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                       MLIDLLC Underwriting Commissions


                                                      UNDERWRITING  AMOUNT OF
                                                      COMMISSIONS  UNDERWRITING
                                                        PAID TO    COMMISSIONS
                                                       MLIDLLC BY  RETAINED BY
YEAR                                                  THE COMPANY    MLIDLLC
----                                                  ------------ ------------
2005.................................................    $6,004         $0
2004.................................................    $2,096         $0
2003.................................................    $2,272         $0


The Policies are offered on a continuous basis. MLIDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Contracts are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. We intend to offer the Policy in all jurisdictions where we are licensed to do business and where the Policy is approved.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and on-cash compensation and other benefits. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy and from profits on payments received by the Company and MLIDLLC for providing administrative, marketing and other support and services to the Funds.


The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,617,678 to $1,894. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $38,782,702 to $584,889. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $42,400,380 to $175,737.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.

Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


                              VALUATION OF ASSETS

INVESTMENT OPTIONS: The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CASH VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

   (a) = investment income plus capital gains and losses (whether realized or unrealized);

   (b) = any deduction for applicable taxes (presently zero); and

   (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.

                       CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1

Where:

BaseReturn = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.
ContractChargeAdjustment = AverageAUV x Period Charge.
AverageAUV = (CurrentAUV + PriorAUV) / 2.
PeriodCharge = AnnualContractFee x (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

BaseReturn = AUVChange / PriorAUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                 ADDITIONAL INFORMATION ABOUT CONTRACT CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Contract (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Contract is issues; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other contracts we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Contract's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Contract has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Contract) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Contracts issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. After the first Policy Year, You may request in writing to change the Stated Amount. When your Stated Amount changes, your policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Contract may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may effect you).

Under some circumstances you will need to provide evidence that the insured(s) is still insurable. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The financial statements of The Travelers Fund UL II for Variable Life Insurance as of December 31, 2005 and for the period in the year then ended and The Travelers Life and Annuity Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife, Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., PUSH DOWN BASIS OF ACCOUNTING REQUIRED IN CERTAIN LIMITED CIRCUMSTANCES and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, BUSINESS COMBINATIONS) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

The statement of changes in net assets of The Travelers Fund UL II for Variable Life Insurance for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, have been included herein and in the registration statement in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports refer to changes in The Travelers Life and Annuity Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

                             FINANCIAL STATEMENTS


The financial statements of The Travelers Life and Annuity Company and The Travelers Fund UL II for Variable Life Insurance follow this page of the SAI. The financial statements of The Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account.

                            [INSERT - SAF1205_ULII]

                           [INSERT - TLAC_FINS_1205]

ANNUAL REPORT
DECEMBER 31, 2005

                           THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE
                                             OF
                           THE TRAVELERS LIFE AND ANNUITY COMPANY

The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
The Travelers Fund UL II for Variable Life Insurance and the Board of Directors of The Travelers Life and Annuity Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising The Travelers Fund UL II for Variable Life Insurance (the "Separate Account") of The Travelers Life and Annuity Company ("TLAC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising The Travelers Fund UL II for Variable Life Insurance of TLAC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 22, 2006

                                   APPENDIX A

                       AIM Capital Appreciation Portfolio
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                   Asset Manager SM Portfolio - Initial Class
                            Capital Appreciation Fund
                      Comstock Portfolio - Class II Shares
                      Contrafund Portfolio - Service Class
                        Convertible Securities Portfolio
                 Credit Suisse Trust Emerging Markets Portfolio
                    Delaware VIP REIT Series - Standard Class
                    Dreyfus Stock Index Fund - Initial Shares
              Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                     EAFE Equity Index Fund - Class A Shares
                   Emerging Growth Portfolio - Class I Shares
                    Equity - Income Portfolio - Initial Class
                             Equity Income Portfolio
                     Equity Index Portfolio - Class I Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
                           Fundamental Value Portfolio
                       Global Growth Fund - Class 2 Shares
                  Global Technology Portfolio - Service Shares
                        Goldman Sachs Capital Growth Fund
                          Growth Fund - Class 2 Shares
                        Growth Portfolio - Initial Class
                       Growth-Income Fund - Class 2 Shares
                      High Income Portfolio - Initial Class
                               Large Cap Portfolio
                      Lazard Retirement Small Cap Portfolio
                 Managed Allocation Series: Aggressive Portfolio
                Managed Allocation Series: Conservative Portfolio
            Managed Allocation Series: Moderate-Aggressive Portfolio
           Managed Allocation Series: Moderate-Conservative Portfolio
                              Managed Assets Trust
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                               MFS Value Portfolio
                    Mid Cap Growth Portfolio - Service Shares
                       Mid Cap Portfolio - Service Class 2
                             Money Market Portfolio
            Multiple Discipline Portfolio - All Cap Growth and Value
        Multiple Discipline Portfolio - Balanced All Cap Growth and Value
                 Mutual Shares Securities Fund - Class 2 Shares
                             Pioneer Fund Portfolio
              Pioneer Mid Cap Value VCT Portfolio - Class II Shares
                       Pioneer Strategic Income Portfolio
                Putnam VT Discovery Growth Fund - Class IB Shares
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                  Real Return Portfolio - Administrative Class
                      Small Cap Index Fund - Class A Shares
                    Smith Barney Aggressive Growth Portfolio
                       Smith Barney High Income Portfolio
               Smith Barney International All Cap Growth Portfolio
                     Smith Barney Large Cap Value Portfolio
               Smith Barney Large Capitalization Growth Portfolio
                           Strategic Equity Portfolio
                 Style Focus Series: Small Cap Growth Portfolio
          Templeton Developing Markets Securities Fund - Class 2 Shares
               Templeton Foreign Securities Fund - Class 2 Shares
             Templeton Global Asset Allocation Fund - Class 1 Shares
            Templeton Global Income Securities Fund - Class 1 Shares
                Templeton Growth Securities Fund - Class 1 Shares
                               The Merger Fund VL
                  Total Return Portfolio - Administrative Class
                      U.S. Government Securities Portfolio
            Vanguard Variable Insurance Fund Mid-Cap Index Portfolio
            Vanguard Variable Insurance Fund Total Stock Market Index
                                    Portfolio
                   Worldwide Growth Portfolio - Service Shares
                   Zero Coupon Bond Fund Portfolio Series 2005

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Life and Annuity Company and Owners of Variable Life Insurance Contracts of The Travelers Fund UL II for Variable Life
Insurance:

We have audited the statement of changes in net assets of The Travelers Fund UL II for Variable Life Insurance (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year or lesser periods ended December 31, 2004 and the financial highlights for each of the years or lesser periods in the four-year period then ended. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting The Travelers Fund UL II for Variable Life Insurance for the year or lesser periods then ended, and the financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                            CAPITAL          DREYFUS STOCK
                                         APPRECIATION         INDEX FUND -           MANAGED               MONEY
                                             FUND            INITIAL SHARES        ASSETS TRUST       MARKET PORTFOLIO
                                        ---------------      ---------------      ---------------     ----------------
ASSETS:
  Investments at market value:          $    24,249,487      $    19,718,150      $     4,889,667      $    41,183,924

  Receivables:
    Dividends ................                       --                   --                   --               70,825
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........               24,249,487           19,718,150            4,889,667           41,254,749
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      527                  429                  106                  901
    Administrative charges ...                       48                   43                    5                   50
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      575                  472                  111                  951
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $    24,248,912      $    19,717,678      $     4,889,556      $    41,253,798
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                            ALLIANCEBERNSTEIN
                                                                LARGE-CAP          GLOBAL GROWTH        GROWTH FUND -
                                           THE MERGER       GROWTH PORTFOLIO -     FUND - CLASS 2          CLASS 2
                                            FUND VL              CLASS B               SHARES               SHARES
                                        ---------------     ------------------    ---------------      ---------------
ASSETS:
  Investments at market value:          $     5,266,809      $     1,647,052      $     9,359,386      $    36,972,663

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                5,266,809            1,647,052            9,359,386           36,972,663
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      114                   36                  203                  800
    Administrative charges ...                       13                    1                    7                   38
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      127                   37                  210                  838
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     5,266,682      $     1,647,015      $     9,359,176      $    36,971,825
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                            FRANKLIN
                                                                                                         SMALL-MID CAP
                      CREDIT SUISSE           DELAWARE                               DREYFUS VIF -           GROWTH
 GROWTH-INCOME            TRUST               VIP REIT           DREYFUS VIF -         DEVELOPING          SECURITIES
    FUND -               EMERGING             SERIES -           APPRECIATION           LEADERS              FUND -
    CLASS 2              MARKETS              STANDARD            PORTFOLIO -         PORTFOLIO -           CLASS 2
    SHARES              PORTFOLIO              CLASS            INITIAL SHARES       INITIAL SHARES          SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$    20,322,541      $     2,070,638      $     1,872,203      $       453,738      $    10,982,237      $     5,097,450


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     20,322,541            2,070,638            1,872,203              453,738           10,982,237            5,097,450
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            442                   44                   40                   10                  238                  110
             12                   --                    2                   --                   18                    6
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            454                   44                   42                   10                  256                  116
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$    20,322,087      $     2,070,594      $     1,872,161      $       453,728      $    10,981,981      $     5,097,334
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                TEMPLETON
                                                                DEVELOPING           TEMPLETON           TEMPLETON
                                          MUTUAL SHARES          MARKETS              FOREIGN           GLOBAL ASSET
                                           SECURITIES           SECURITIES           SECURITIES          ALLOCATION
                                             FUND -               FUND -               FUND -              FUND -
                                             CLASS 2             CLASS 2              CLASS 2             CLASS 1
                                             SHARES               SHARES               SHARES              SHARES
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $     2,394,144      $     2,457,576      $    12,232,810      $     1,618,486

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                2,394,144            2,457,576           12,232,810            1,618,486
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       51                   50                  267                   36
    Administrative charges ...                        1                   --                   15                    4
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       52                   50                  282                   40
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     2,394,092      $     2,457,526      $    12,232,528      $     1,618,446
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

    TEMPLETON            TEMPLETON
  GLOBAL INCOME            GROWTH              GOLDMAN                                                       GLOBAL
   SECURITIES            SECURITIES             SACHS            EQUITY INDEX                              TECHNOLOGY
     FUND -                FUND -              CAPITAL            PORTFOLIO -         FUNDAMENTAL         PORTFOLIO -
     CLASS 1              CLASS 1               GROWTH              CLASS I              VALUE              SERVICE
     SHARES                SHARES                FUND               SHARES             PORTFOLIO             SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       818,714      $    11,356,367      $     3,296,232      $    31,121,619      $    26,845,817      $     1,698,483


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        818,714           11,356,367            3,296,232           31,121,619           26,845,817            1,698,483
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             18                  249                   73                  679                  588                   36
              2                   28                    8                   37                   40                    1
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             20                  277                   81                  716                  628                   37
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$       818,694      $    11,356,090      $     3,296,151      $    31,120,903      $    26,845,189      $     1,698,446
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             MID CAP            WORLDWIDE
                                             GROWTH               GROWTH               LAZARD           REAL RETURN
                                           PORTFOLIO -         PORTFOLIO -           RETIREMENT         PORTFOLIO -
                                             SERVICE             SERVICE             SMALL CAP         ADMINISTRATIVE
                                             SHARES               SHARES             PORTFOLIO             CLASS
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $     7,309,919      $     6,105,571      $     2,145,459      $       480,682

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                7,309,919            6,105,571            2,145,459              480,682
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      155                  128                   47                   10
    Administrative charges ...                        7                    5                    2                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      162                  133                   49                   10
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     7,309,757      $     6,105,438      $     2,145,410      $       480,672
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                          PIONEER             PUTNAM VT
                          MID CAP             DISCOVERY            PUTNAM VT           PUTNAM VT
  TOTAL RETURN           VALUE VCT              GROWTH           INTERNATIONAL         SMALL CAP           SMALL CAP
   PORTFOLIO -          PORTFOLIO -             FUND -           EQUITY FUND -        VALUE FUND -        INDEX FUND -
 ADMINISTRATIVE           CLASS II             CLASS IB            CLASS IB             CLASS IB            CLASS A
      CLASS                SHARES               SHARES              SHARES               SHARES              SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$    27,198,589      $     5,338,097      $       158,064      $     5,611,368      $     3,839,513      $    12,947,534


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     27,198,589            5,338,097              158,064            5,611,368            3,839,513           12,947,534
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            602                  116                    4                  121                   84                  282
             32                    3                   --                    7                    2                   20
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            634                  119                    4                  128                   86                  302
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$    27,197,955      $     5,337,978      $       158,060      $     5,611,240      $     3,839,427      $    12,947,232
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                 MULTIPLE
                                            MULTIPLE            DISCIPLINE
                                           DISCIPLINE          PORTFOLIO -
                                           PORTFOLIO -           BALANCED
                                             ALL CAP             ALL CAP            AIM CAPITAL         CONVERTIBLE
                                           GROWTH AND           GROWTH AND          APPRECIATION         SECURITIES
                                              VALUE               VALUE              PORTFOLIO           PORTFOLIO
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $       734,954      $       433,139      $    10,341,110      $     3,515,439

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                  734,954              433,139           10,341,110            3,515,439
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       16                    9                  224                   76
    Administrative charges ...                        1                   --                   18                    4
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       17                    9                  242                   80
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $       734,937      $       433,130      $    10,340,868      $     3,515,359
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                               MANAGED              MANAGED             MANAGED             MANAGED
                                              ALLOCATION          ALLOCATION           ALLOCATION          ALLOCATION
     EQUITY                                    SERIES:              SERIES:             SERIES:             SERIES:
     INCOME             LARGE CAP             AGGRESSIVE         CONSERVATIVE     MODERATE-AGGRESSIVE  MODERATE-CONSERVATIVE
    PORTFOLIO           PORTFOLIO             PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO
---------------      ---------------      ---------------      ---------------    -------------------  ---------------------
$    10,845,530      $     2,245,170      $        55,686      $        12,222      $     1,796,378      $        68,860


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     10,845,530            2,245,170               55,686               12,222            1,796,378               68,860
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            237                   48                    1                   --                   39                    2
             14                    2                   --                   --                    2                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            251                   50                    1                   --                   41                    2
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$    10,845,279      $     2,245,120      $        55,685      $        12,222      $     1,796,337      $        68,858
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                MFS
                                              MID CAP               MFS
                                              GROWTH            TOTAL RETURN         MFS VALUE             PIONEER
                                             PORTFOLIO           PORTFOLIO           PORTFOLIO          FUND PORTFOLIO
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $     2,318,081      $    26,395,501      $       255,954      $     1,017,936

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                2,318,081           26,395,501              255,954            1,017,936
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       50                  571                    6                   22
    Administrative charges ...                        1                   31                   --                    2
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       51                  602                    6                   24
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     2,318,030      $    26,394,899      $       255,948      $     1,017,912
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                               STYLE
    PIONEER                                FOCUS SERIES:            U.S.             SMITH BARNEY
   STRATEGIC            STRATEGIC            SMALL CAP           GOVERNMENT           AGGRESSIVE           SMITH BARNEY
    INCOME                EQUITY               GROWTH            SECURITIES             GROWTH             HIGH INCOME
   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     7,388,212      $    14,405,049      $        95,055      $    18,478,577      $    12,388,094      $    10,673,876


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      7,388,212           14,405,049               95,055           18,478,577           12,388,094           10,673,876
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            158                  315                    3                  405                  270                  234
             11                   28                   --                   34                   12                   19
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            169                  343                    3                  439                  282                  253
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     7,388,043      $    14,404,706      $        95,052      $    18,478,138      $    12,387,812      $    10,673,623
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                          SMITH BARNEY                              SMITH BARNEY
                                          INTERNATIONAL        SMITH BARNEY            LARGE               COMSTOCK
                                             ALL CAP            LARGE CAP          CAPITALIZATION        PORTFOLIO -
                                             GROWTH               VALUE                GROWTH              CLASS II
                                            PORTFOLIO           PORTFOLIO            PORTFOLIO              SHARES
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $       602,165      $    12,742,312      $    13,237,989      $     2,252,753

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                  602,165           12,742,312           13,237,989            2,252,753
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       13                  272                  286                   47
    Administrative charges ...                       --                   15                   14                    1
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       13                  287                  300                   48
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $       602,152      $    12,742,025      $    13,237,689      $     2,252,705
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                          VANGUARD
                          VARIABLE             VANGUARD
    EMERGING             INSURANCE             VARIABLE
     GROWTH                 FUND              INSURANCE                               CONTRAFUND(R)            EQUITY -
   PORTFOLIO -            MID-CAP             FUND TOTAL         ASSET MANAGER        PORTFOLIO -             INCOME
     CLASS I               INDEX             STOCK MARKET       SM PORTFOLIO -          SERVICE            PORTFOLIO -
     SHARES              PORTFOLIO         INDEX PORTFOLIO       INITIAL CLASS           CLASS            INITIAL CLASS
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     1,529,082      $     1,074,874      $       405,084      $     1,934,956      $    13,509,082      $    11,048,816


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      1,529,082            1,074,874              405,084            1,934,956           13,509,082           11,048,816
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             33                   24                    9                   43                  297                  241
             --                    2                   --                    4                   17                   24
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             33                   26                    9                   47                  314                  265
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     1,529,049      $     1,074,848      $       405,075      $     1,934,909      $    13,508,768      $    11,048,551
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                       MID CAP
                                            GROWTH             HIGH INCOME           PORTFOLIO -
                                          PORTFOLIO -          PORTFOLIO -             SERVICE
                                         INITIAL CLASS        INITIAL CLASS            CLASS 2
                                        ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $    12,936,252      $     1,989,531      $     5,848,550

  Receivables:
    Dividends ................                       --                   --                   --
                                        ---------------      ---------------      ---------------

      Total Assets ...........               12,936,252            1,989,531            5,848,550
                                        ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      283                   42                  126
    Administrative charges ...                       30                    4                    5
                                        ---------------      ---------------      ---------------

      Total Liabilities ......                      313                   46                  131
                                        ---------------      ---------------      ---------------

NET ASSETS:                             $    12,935,939      $     1,989,485      $     5,848,419
                                        ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                               DREYFUS
                                                           CAPITAL           STOCK INDEX
                                                         APPRECIATION           FUND -            MANAGED           MONEY MARKET
                                                             FUND           INITIAL SHARES      ASSETS TRUST         PORTFOLIO
                                                       ---------------     ---------------    ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $            --     $       305,931    $           754     $     1,165,101
                                                       ---------------     ---------------    ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                173,778             149,254             37,411             326,774
  Administrative charges ......................                 15,858              14,888              1,850              18,486
                                                       ---------------     ---------------    ---------------     ---------------

    Total expenses ............................                189,636             164,142             39,261             345,260
                                                       ---------------     ---------------    ---------------     ---------------

      Net investment income (loss) ............               (189,636)            141,789            (38,507)            819,841
                                                       ---------------     ---------------    ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                  --             29,375                  --
    Realized gain (loss) on sale of investments                437,967             389,132             32,330                  --
                                                       ---------------     ---------------    ---------------     ---------------

      Realized gain (loss) ....................                437,967             389,132             61,705                  --
                                                       ---------------     ---------------    ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................              3,331,088             164,940            116,861                  --
                                                       ---------------     ---------------    ---------------     ---------------


    Net increase (decrease) in net assets
      resulting from operations ...............        $     3,579,419     $       695,861    $       140,059     $       819,841
                                                       ===============     ===============    ===============     ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                          ALLIANCEBERNSTEIN
                                                                              LARGE-CAP            GLOBAL
                                                                                GROWTH          GROWTH FUND -      GROWTH FUND -
                                                         THE MERGER          PORTFOLIO -           CLASS 2            CLASS 2
                                                          FUND VL              CLASS B             SHARES              SHARES
                                                       ---------------    -----------------   ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $            --     $            --    $        54,380     $       235,216
                                                       ---------------     ---------------    ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                 32,761              11,459             64,240             257,651
  Administrative charges ......................                  3,830                 233              2,113              12,288
                                                       ---------------     ---------------    ---------------     ---------------

    Total expenses ............................                 36,591              11,692             66,353             269,939
                                                       ---------------     ---------------    ---------------     ---------------

      Net investment income (loss) ............                (36,591)            (11,692)           (11,973)            (34,723)
                                                       ---------------     ---------------    ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 57,271                  --                 --                  --
    Realized gain (loss) on sale of investments                  8,045              11,835            148,864             483,207
                                                       ---------------     ---------------    ---------------     ---------------

      Realized gain (loss) ....................                 65,316              11,835            148,864             483,207
                                                       ---------------     ---------------    ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                126,073             201,063            944,559           4,386,418
                                                       ---------------     ---------------    ---------------     ---------------


    Net increase (decrease) in net assets
      resulting from operations ...............        $       154,798     $       201,206    $     1,081,450     $     4,834,902
                                                       ===============     ===============    ===============     ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                            FRANKLIN
                                                                                                           SMALL-MID
                                                                                     DREYFUS VIF -            CAP
                       CREDIT SUISSE           DELAWARE          DREYFUS VIF -         DEVELOPING            GROWTH
  GROWTH-INCOME            TRUST               VIP REIT          APPRECIATION           LEADERS            SECURITIES
     FUND -               EMERGING             SERIES -           PORTFOLIO -         PORTFOLIO -            FUND -
     CLASS 2              MARKETS              STANDARD             INITIAL             INITIAL             CLASS 2
     SHARES              PORTFOLIO              CLASS               SHARES               SHARES              SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       266,672      $        12,107      $        21,724      $            67      $            --      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        151,058               13,011               11,776                3,267               82,929               38,215
          4,485                  234                  419                   87                6,053                2,032
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        155,543               13,245               12,195                3,354               88,982               40,247
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        111,129               (1,138)               9,529               (3,287)             (88,982)             (40,247)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



         77,446                   --               65,835                   --                   --                   --
        273,396               70,594               34,680                1,658              234,318               70,196
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        350,842               70,594              100,515                1,658              234,318               70,196
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        551,662              351,492                3,541               14,820              352,564              173,649
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$     1,013,633      $       420,948      $       113,585      $        13,191      $       497,900      $       203,598
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                               TEMPLETON                             TEMPLETON
                                                            MUTUAL             DEVELOPING         TEMPLETON            GLOBAL
                                                            SHARES              MARKETS            FOREIGN             ASSET
                                                          SECURITIES           SECURITIES        SECURITIES          ALLOCATION
                                                            FUND -               FUND -            FUND -              FUND -
                                                           CLASS 2              CLASS 2            CLASS 2            CLASS 1
                                                            SHARES               SHARES            SHARES              SHARES
                                                       ---------------     ---------------    ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $        19,355     $        19,826    $       105,311     $        62,359
                                                       ---------------     ---------------    ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                 16,479              10,627             75,976              12,757
  Administrative charges ......................                    305                  81              4,601               1,595
                                                       ---------------     ---------------    ---------------     ---------------

    Total expenses ............................                 16,784              10,708             80,577              14,352
                                                       ---------------     ---------------    ---------------     ---------------

      Net investment income (loss) ............                  2,571               9,118             24,734              48,007
                                                       ---------------     ---------------    ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  7,250                  --                 --                  --
    Realized gain (loss) on sale of investments                 33,790              10,155             16,777              14,022
                                                       ---------------     ---------------    ---------------     ---------------

      Realized gain (loss) ....................                 41,040              10,155             16,777              14,022
                                                       ---------------     ---------------    ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                169,276             357,496            918,320             (13,925)
                                                       ---------------     ---------------    ---------------     ---------------


    Net increase (decrease) in net assets
      resulting from operations ...............        $       212,887     $       376,769    $       959,831     $        48,104
                                                       ===============     ===============    ===============     ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

    TEMPLETON
     GLOBAL              TEMPLETON
     INCOME                GROWTH              GOLDMAN              EQUITY                                   GLOBAL
   SECURITIES            SECURITIES             SACHS                INDEX                                 TECHNOLOGY
     FUND -                FUND -              CAPITAL            PORTFOLIO -         FUNDAMENTAL         PORTFOLIO -
     CLASS 1              CLASS 1               GROWTH              CLASS I              VALUE              SERVICE
     SHARES                SHARES                FUND               SHARES             PORTFOLIO             SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        50,038      $       117,339      $         4,879      $       461,296      $       249,367      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          6,386               79,963               25,327              236,430              213,948               12,119
            798                9,107                2,771               13,609               14,538                  429
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          7,184               89,070               28,098              250,039              228,486               12,548
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         42,854               28,269              (23,219)             211,257               20,881              (12,548)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --                   --            1,566,636                   --
          1,385              307,477                8,272              447,222              398,466              (19,912)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          1,385              307,477                8,272              447,222            1,965,102              (19,912)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        (74,328)             475,308               82,308              471,063             (936,561)             199,629
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       (30,089)     $       811,054      $        67,361      $     1,129,542      $     1,049,422      $       167,169
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           MID CAP             WORLDWIDE
                                                            GROWTH               GROWTH            LAZARD           REAL RETURN
                                                         PORTFOLIO -          PORTFOLIO -        RETIREMENT         PORTFOLIO -
                                                           SERVICE              SERVICE           SMALL CAP        ADMINISTRATIVE
                                                            SHARES               SHARES           PORTFOLIO            CLASS
                                                       ---------------     ---------------    ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $            --     $        70,769    $            --     $         4,996
                                                       ---------------     ---------------    ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                 51,635              44,076             16,311               1,196
  Administrative charges ......................                  2,142               1,683                721                  42
                                                       ---------------     ---------------    ---------------     ---------------

    Total expenses ............................                 53,777              45,759             17,032               1,238
                                                       ---------------     ---------------    ---------------     ---------------

      Net investment income (loss) ............                (53,777)             25,010            (17,032)              3,758
                                                       ---------------     ---------------    ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                  --            137,704               5,087
    Realized gain (loss) on sale of investments                274,397             (33,604)           106,529                (461)
                                                       ---------------     ---------------    ---------------     ---------------

      Realized gain (loss) ....................                274,397             (33,604)           244,233               4,626
                                                       ---------------     ---------------    ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                512,987             282,680           (171,002)             (4,698)
                                                       ---------------     ---------------    ---------------     ---------------


    Net increase (decrease) in net assets
      resulting from operations ...............        $       733,607     $       274,086    $        56,199     $         3,686
                                                       ===============     ===============    ===============     ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                          PIONEER
                          MID CAP             PUTNAM VT           PUTNAM VT           PUTNAM VT              EAFE(R)
  TOTAL RETURN           VALUE VCT            DISCOVERY         INTERNATIONAL         SMALL CAP           EQUITY INDEX
   PORTFOLIO -          PORTFOLIO -         GROWTH FUND -       EQUITY FUND -        VALUE FUND -            FUND -
 ADMINISTRATIVE           CLASS II             CLASS IB           CLASS IB             CLASS IB             CLASS A
      CLASS                SHARES               SHARES             SHARES               SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       904,549      $         9,758      $            --      $        73,847      $         5,411      $       176,396
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        212,944               36,728                1,189               40,629               26,646               32,878
         11,318                  886                   --                2,421                  594                2,546
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        224,262               37,614                1,189               43,050               27,240               35,424
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        680,287              (27,856)              (1,189)              30,797              (21,829)             140,972
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



        436,467              279,531                   --                   --              175,575                   --
         60,422               58,228                5,048              146,693              177,995              661,283
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        496,889              337,759                5,048              146,693              353,570              661,283
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


       (766,451)              10,685                6,239              386,167             (108,587)            (781,793)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       410,725      $       320,588      $        10,098      $       563,657      $       223,154      $        20,462
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                  MULTIPLE
                                                                                MULTIPLE         DISCIPLINE
                                                                               DISCIPLINE        PORTFOLIO -
                                                          SMALL CAP           PORTFOLIO -         BALANCED
                                                         INDEX FUND -           ALL CAP            ALL CAP          AIM CAPITAL
                                                           CLASS A             GROWTH AND        GROWTH AND         APPRECIATION
                                                            SHARES               VALUE              VALUE            PORTFOLIO
                                                       ---------------     ---------------    ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $        75,575     $         2,578    $         5,116     $        21,891
                                                       ---------------     ---------------    ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                 98,071               4,157              2,270              78,450
  Administrative charges ......................                  7,208                 170                 --               6,363
                                                       ---------------     ---------------    ---------------     ---------------

    Total expenses ............................                105,279               4,327              2,270              84,813
                                                       ---------------     ---------------    ---------------     ---------------

      Net investment income (loss) ............                (29,704)             (1,749)             2,846             (62,922)
                                                       ---------------     ---------------    ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                324,132              14,460              3,806                  --
    Realized gain (loss) on sale of investments                497,868               1,650                723             140,720
                                                       ---------------     ---------------    ---------------     ---------------

      Realized gain (loss) ....................                822,000              16,110              4,529             140,720
                                                       ---------------     ---------------    ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................               (425,111)             17,371              9,648             696,432
                                                       ---------------     ---------------    ---------------     ---------------


    Net increase (decrease) in net assets
      resulting from operations ...............        $       367,185     $        31,732    $        17,023     $       774,230
                                                       ===============     ===============    ===============     ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                    MANAGED             MANAGED             MANAGED
                                                                  ALLOCATION           ALLOCATION          ALLOCATION
   CONVERTIBLE             EQUITY                                   SERIES:             SERIES:             SERIES:
   SECURITIES              INCOME            LARGE CAP            AGGRESSIVE          CONSERVATIVE     MODERATE-AGGRESSIVE
    PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO           PORTFOLIO           PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------    -------------------
$        91,735      $            --      $            --      $            --      $            68      $         8,378
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         27,204               86,575               16,714                  132                   25                2,625
          1,095                5,441                  682                    1                   --                  134
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         28,299               92,016               17,396                  133                   25                2,759
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         63,436              (92,016)             (17,396)                (133)                  43                5,619
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



         63,297              151,396                   --                   54                   23                  916
         20,066              243,827               33,885                   37                   --                  242
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         83,363              395,223               33,885                   91                   23                1,158
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


       (160,345)              75,685              155,316                1,696                   94               19,590
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       (13,546)     $       378,892      $       171,805      $         1,654      $           160      $        26,367
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           MANAGED
                                                          ALLOCATION
                                                           SERIES:                MFS
                                                          MODERATE-             MID CAP              MFS
                                                         CONSERVATIVE            GROWTH         TOTAL RETURN         MFS VALUE
                                                          PORTFOLIO            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                       ---------------     ---------------    ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $           310     $            --    $       569,329     $         2,522
                                                       ---------------     ---------------    ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                    153              17,396            193,650                 530
  Administrative charges ......................                     --                 420             10,548                  37
                                                       ---------------     ---------------    ---------------     ---------------

    Total expenses ............................                    153              17,816            204,198                 567
                                                       ---------------     ---------------    ---------------     ---------------

      Net investment income (loss) ............                    157             (17,816)           365,131               1,955
                                                       ---------------     ---------------    ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     28                  --          1,236,762               8,527
    Realized gain (loss) on sale of investments                     (5)             24,827             86,737                  29
                                                       ---------------     ---------------    ---------------     ---------------

      Realized gain (loss) ....................                     23              24,827          1,323,499               8,556
                                                       ---------------     ---------------    ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                    388              41,944         (1,148,230)             (4,715)
                                                       ---------------     ---------------    ---------------     ---------------


    Net increase (decrease) in net assets
      resulting from operations ...............        $           568     $        48,955    $       540,400     $         5,796
                                                       ===============     ===============    ===============     ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                     STYLE
                                                                     FOCUS
                          PIONEER                                   SERIES:               U.S.             ZERO COUPON
    PIONEER              STRATEGIC            STRATEGIC            SMALL CAP           GOVERNMENT           BOND FUND
      FUND                 INCOME               EQUITY              GROWTH             SECURITIES           PORTFOLIO
   PORTFOLIO             PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO           SERIES 2005
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $       296,546      $        86,683      $            --      $            14      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          7,516               52,469              112,231                  237              144,014               13,167
            740                3,743               10,142                   13               12,033                1,147
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          8,256               56,212              122,373                  250              156,047               14,314
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (8,256)             240,334              (35,690)                (250)            (156,033)             (14,314)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --                2,093               17,046                   --
         (3,049)                 272             (183,981)                 103               10,576              (64,018)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (3,049)                 272             (183,981)               2,196               27,622              (64,018)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         59,915              (52,313)             382,422                 (177)             723,993              100,153
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        48,610      $       188,293      $       162,751      $         1,769      $       595,582      $        21,821
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            SMITH                               SMITH BARNEY
                                                            BARNEY                              INTERNATIONAL       SMITH BARNEY
                                                          AGGRESSIVE        SMITH BARNEY           ALL CAP           LARGE CAP
                                                            GROWTH          HIGH INCOME            GROWTH              VALUE
                                                          PORTFOLIO          PORTFOLIO            PORTFOLIO          PORTFOLIO
                                                       ---------------     ---------------    ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $            --     $       849,894    $         7,916     $       203,659
                                                       ---------------     ---------------    ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                 90,241              53,016              4,201              98,567
  Administrative charges ......................                  4,202               2,849                165               5,677
                                                       ---------------     ---------------    ---------------     ---------------

    Total expenses ............................                 94,443              55,865              4,366             104,244
                                                       ---------------     ---------------    ---------------     ---------------

      Net investment income (loss) ............                (94,443)            794,029              3,550              99,415
                                                       ---------------     ---------------    ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    357                  --                 --                  --
    Realized gain (loss) on sale of investments                156,519            (327,503)            17,282             135,429
                                                       ---------------     ---------------    ---------------     ---------------

      Realized gain (loss) ....................                156,876            (327,503)            17,282             135,429
                                                       ---------------     ---------------    ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................              1,125,180            (323,259)            38,678             456,720
                                                       ---------------     ---------------    ---------------     ---------------


    Net increase (decrease) in net assets
      resulting from operations ...............        $     1,187,613     $       143,267    $        59,510     $       691,564
                                                       ===============     ===============    ===============     ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                        VANGUARD
                                                                   VANGUARD             VARIABLE
                                                                   VARIABLE            INSURANCE
  SMITH BARNEY                                 EMERGING            INSURANCE           FUND TOTAL
      LARGE               COMSTOCK              GROWTH               FUND                STOCK                ASSET
 CAPITALIZATION         PORTFOLIO -          PORTFOLIO -            MID-CAP              MARKET              MANAGER
     GROWTH               CLASS II             CLASS I               INDEX               INDEX            SM PORTFOLIO -
    PORTFOLIO              SHARES               SHARES             PORTFOLIO           PORTFOLIO          INITIAL CLASS
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        17,403      $        11,664      $         3,546      $            --      $            --      $        54,449
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        106,047               12,723               11,109                1,486                  825               15,499
          5,556                  185                   95                  123                   39                1,575
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        111,603               12,908               11,204                1,609                  864               17,074
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (94,200)              (1,244)              (7,658)              (1,609)                (864)              37,375
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --               40,389                   --                   --                   --                  698
        293,068               19,049               14,419                  108               (1,064)             (15,328)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        293,068               59,438               14,419                  108               (1,064)             (14,630)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        352,896               21,154               93,269               26,085               12,013               32,541
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       551,764      $        79,348      $       100,030      $        24,584      $        10,085      $        55,286
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         CONTRAFUND(R)          EQUITY -
                                                         PORTFOLIO -             INCOME            GROWTH           HIGH INCOME
                                                           SERVICE            PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
                                                            CLASS            INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
                                                       ---------------     ---------------    ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $        22,715     $       176,821    $        60,766     $       312,336
                                                       ---------------     ---------------    ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                 94,242              87,421             99,846              16,021
  Administrative charges ......................                  5,680               8,711             10,529               1,514
                                                       ---------------     ---------------    ---------------     ---------------

    Total expenses ............................                 99,922              96,132            110,375              17,535
                                                       ---------------     ---------------    ---------------     ---------------

      Net investment income (loss) ............                (77,207)             80,689            (49,609)            294,801
                                                       ---------------     ---------------    ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  2,065             388,570                 --                  --
    Realized gain (loss) on sale of investments                220,730             236,655            103,217             (36,942)
                                                       ---------------     ---------------    ---------------     ---------------

      Realized gain (loss) ....................                222,795             625,225            103,217             (36,942)
                                                       ---------------     ---------------    ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................              1,649,727            (177,227)           567,718            (221,456)
                                                       ---------------     ---------------    ---------------     ---------------


    Net increase (decrease) in net assets
      resulting from operations ...............        $     1,795,315     $       528,687    $       621,326     $        36,403
                                                       ===============     ===============    ===============     ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

          MID CAP
        PORTFOLIO -
          SERVICE
          CLASS 2
      --------------

      $           --
      --------------


              34,054
               1,278
      --------------

              35,332
      --------------

             (35,332)
      --------------



              48,765
              46,051
      --------------

              94,816
      --------------


             711,732
      --------------



      $      771,216
      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                               DREYFUS STOCK
                                                     CAPITAL                    INDEX FUND -                     MANAGED
                                                APPRECIATION FUND              INITIAL SHARES                  ASSETS TRUST
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (189,636)  $   (153,993)  $    141,789   $    166,484   $    (38,507)  $     73,108
  Realized gain (loss) ..................       437,967         67,923        389,132        375,287         61,705         47,913
  Change in unrealized gain (loss)
    on investments ......................     3,331,088      3,313,725        164,940      1,144,376        116,861        247,620
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     3,579,419      3,227,655        695,861      1,686,147        140,059        368,641
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     3,094,918      3,485,886      1,968,683      2,379,625        832,271      1,003,985
  Participant transfers from other
    funding options .....................     1,166,834        420,141      1,387,227        652,594        150,954        381,787
  Contract surrenders ...................    (2,804,437)    (2,403,484)    (1,888,237)    (1,953,166)      (707,933)      (723,258)
  Participant transfers to other
    funding options .....................    (1,320,748)    (1,399,355)    (1,134,686)    (1,579,776)      (223,204)      (203,387)
  Growth rate intra-fund transfers out ..            --             --             --             --             --           (267)
  Other receipts/(payments) .............       (93,080)       (17,721)       (80,761)        (8,584)      (131,300)       (44,752)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        43,487         85,467        252,226       (509,307)       (79,212)       414,108
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     3,622,906      3,313,122        948,087      1,176,840         60,847        782,749


NET ASSETS:
    Beginning of year ...................    20,626,006     17,312,884     18,769,591     17,592,751      4,828,709      4,045,960
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 24,248,912   $ 20,626,006   $ 19,717,678   $ 18,769,591   $  4,889,556   $  4,828,709
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                    ALLIANCEBERNSTEIN
                                                                        LARGE-CAP
                                                                          GROWTH                             GLOBAL
         MONEY MARKET                    THE MERGER                    PORTFOLIO -                       GROWTH FUND -
          PORTFOLIO                       FUND VL                        CLASS B                         CLASS 2 SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    819,841    $     62,372    $    (36,591)   $     (4,050)   $    (11,692)   $    (10,668)   $    (11,973)   $    (19,639)
          --              --          65,316             165          11,835             106         148,864          19,881

          --              --         126,073          71,619         201,063         108,605         944,559         710,343
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     819,841          62,372         154,798          67,734         201,206          98,043       1,081,450         710,585
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  11,783,114      19,404,059         260,825           8,585         268,745         285,840       1,348,568       1,517,340

  18,554,744      15,316,554       3,766,105       1,202,961          16,388          39,078       1,140,969       1,595,388
  (4,825,744)     (7,353,371)        (38,166)         (4,722)       (148,060)       (180,790)       (864,380)       (465,715)

 (21,619,802)    (41,018,067)       (127,084)        (24,354)        (80,858)       (199,534)       (389,457)       (134,295)
          --         (19,250)             --              --              --              --             (79)             --
     (28,518)         (8,358)             --              --              --          (3,544)        (24,574)         (3,211)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   3,863,794     (13,678,433)      3,861,680       1,182,470          56,215         (58,950)      1,211,047       2,509,507
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   4,683,635     (13,616,061)      4,016,478       1,250,204         257,421          39,093       2,292,497       3,220,092



  36,570,163      50,186,224       1,250,204              --       1,389,594       1,350,501       7,066,679       3,846,587
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 41,253,798    $ 36,570,163    $  5,266,682    $  1,250,204    $  1,647,015    $  1,389,594    $  9,359,176    $  7,066,679
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                GROWTH-INCOME                  CREDIT SUISSE
                                                  GROWTH FUND -                    FUND -                      TRUST EMERGING
                                                  CLASS 2 SHARES               CLASS 2 SHARES                MARKETS PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (34,723)  $   (155,225)  $    111,129   $     18,013   $     (1,138)  $     (7,914)
  Realized gain (loss) ..................       483,207        319,301        350,842        207,077         70,594          5,306
  Change in unrealized gain (loss)
    on investments ......................     4,386,418      2,721,219        551,662      1,213,950        351,492        195,191
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     4,834,902      2,885,295      1,013,633      1,439,040        420,948        192,583
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     4,296,760      4,324,916      3,192,519      3,259,677        232,574        397,524
  Participant transfers from other
    funding options .....................     2,909,616      5,124,666      1,980,559      2,188,790        205,047      1,396,575
  Contract surrenders ...................    (2,574,727)    (1,966,383)    (2,473,176)    (1,558,790)      (171,689)      (192,714)
  Participant transfers to other
    funding options .....................    (1,762,403)    (1,398,752)      (642,124)      (854,609)      (236,403)      (782,681)
  Growth rate intra-fund transfers out ..          (355)            --           (685)            --             --             --
  Other receipts/(payments) .............       (94,820)      (496,145)       (63,137)      (399,275)            --        (75,933)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,774,071      5,588,302      1,993,956      2,635,793         29,529        742,771
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     7,608,973      8,473,597      3,007,589      4,074,833        450,477        935,354


NET ASSETS:
    Beginning of year ...................    29,362,852     20,889,255     17,314,498     13,239,665      1,620,117        684,763
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 36,971,825   $ 29,362,852   $ 20,322,087   $ 17,314,498   $  2,070,594   $  1,620,117
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                          FRANKLIN
                                         DREYFUS VIF -                   DREYFUS VIF -                    SMALL-MID
         DELAWARE VIP                    APPRECIATION                     DEVELOPING                     CAP GROWTH
        REIT SERIES -                    PORTFOLIO -                 LEADERS PORTFOLIO -             SECURITIES FUND -
        STANDARD CLASS                  INITIAL SHARES                  INITIAL SHARES                 CLASS 2 SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$      9,529    $     (2,138)   $     (3,287)   $      3,651    $    (88,982)   $    (61,558)   $    (40,247)   $    (33,723)
     100,515           1,140           1,658             270         234,318          80,683          70,196          51,462

       3,541         136,023          14,820           8,583         352,564         906,274         173,649         424,229
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     113,585         135,025          13,191          12,504         497,900         925,399         203,598         441,968
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     514,685          85,198          75,311         183,436         775,543         965,001         523,823         812,290

     841,980         881,038          45,383          40,900         458,799       1,737,724         383,618         835,313
    (191,596)        (24,623)        (46,063)        (27,060)       (460,788)       (470,035)       (394,470)       (294,828)

    (470,996)        (12,117)         (3,635)         (1,598)     (1,297,503)       (729,535)       (289,533)       (361,083)
         (18)             --              --              --              --              --              --              --
          --              --              --          (6,032)         (4,707)        (11,869)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     694,055         929,496          70,996         189,646        (528,656)      1,491,286         223,438         991,692
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     807,640       1,064,521          84,187         202,150         (30,756)      2,416,685         427,036       1,433,660



   1,064,521              --         369,541         167,391      11,012,737       8,596,052       4,670,298       3,236,638
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,872,161    $  1,064,521    $    453,728    $    369,541    $ 10,981,981    $ 11,012,737    $  5,097,334    $  4,670,298
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                   TEMPLETON
                                                  MUTUAL SHARES               DEVELOPING MARKETS            TEMPLETON FOREIGN
                                                SECURITIES FUND -              SECURITIES FUND -            SECURITIES FUND -
                                                  CLASS 2 SHARES                CLASS 2 SHARES                CLASS 2 SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $      2,571   $       (436)  $      9,118   $         (5)  $     24,734   $      6,085
  Realized gain (loss) ..................        41,040          6,154         10,155             39         16,777          2,565
  Change in unrealized gain (loss)
    on investments ......................       169,276        143,410        357,496         10,802        918,320        761,831
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       212,887        149,128        376,769         10,836        959,831        770,481
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       594,184        353,175        424,370         48,728      1,241,355        798,491
  Participant transfers from other
    funding options .....................       317,339        402,617      1,750,191         44,682      3,681,736      4,124,446
  Contract surrenders ...................      (259,207)      (118,232)      (164,052)        (3,032)      (359,047)      (119,843)
  Participant transfers to other
    funding options .....................      (137,747)         5,837        (27,897)          (990)      (186,111)       (39,151)
  Growth rate intra-fund transfers out ..            --             --             --             --           (343)            --
  Other receipts/(payments) .............            (1)            --         (2,079)            --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       514,568        643,397      1,980,533         89,388      4,377,590      4,763,943
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       727,455        792,525      2,357,302        100,224      5,337,421      5,534,424


NET ASSETS:
    Beginning of year ...................     1,666,637        874,112        100,224             --      6,895,107      1,360,683
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,394,092   $  1,666,637   $  2,457,526   $    100,224   $ 12,232,528   $  6,895,107
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

          TEMPLETON                        TEMPLETON
         GLOBAL ASSET                    GLOBAL INCOME                  TEMPLETON GROWTH
      ALLOCATION FUND -                SECURITIES FUND -               SECURITIES FUND -               GOLDMAN SACHS
        CLASS 1 SHARES                   CLASS 1 SHARES                  CLASS 1 SHARES             CAPITAL GROWTH FUND
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$     48,007    $     29,666    $     42,854    $    142,942    $     28,269    $     32,143    $    (23,219)   $     (6,424)
      14,022           2,347           1,385          87,227         307,477         439,095           8,272          21,392

     (13,925)        162,064         (74,328)        (70,564)        475,308         729,404          82,308         230,005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      48,104         194,077         (30,089)        159,605         811,054       1,200,642          67,361         244,973
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     132,810         141,749          82,686          90,838         813,998       1,066,557          80,948         175,648

     169,412         111,808         144,187          59,489       1,973,421       1,447,863          65,769         355,775
    (197,095)       (215,746)       (110,735)       (681,822)     (1,094,940)       (792,032)        (55,350)        (45,656)

     (49,053)       (102,351)        (15,756)       (212,594)       (575,470)       (976,593)        (43,931)       (533,125)
          --              --              --              --              --              --              --              --
          --              --          (1,681)             --        (148,746)         (2,626)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      56,074         (64,540)         98,701        (744,089)        968,263         743,169          47,436         (47,358)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     104,178         129,537          68,612        (584,484)      1,779,317       1,943,811         114,797         197,615



   1,514,268       1,384,731         750,082       1,334,566       9,576,773       7,632,962       3,181,354       2,983,739
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,618,446    $  1,514,268    $    818,694    $    750,082    $ 11,356,090    $  9,576,773    $  3,296,151    $  3,181,354
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                       EQUITY                                                    GLOBAL
                                                 INDEX PORTFOLIO -                FUNDAMENTAL            TECHNOLOGY PORTFOLIO -
                                                   CLASS I SHARES               VALUE PORTFOLIO              SERVICE SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    211,257   $    238,120   $     20,881   $    (33,775)  $    (12,548)  $    (12,112)
  Realized gain (loss) ..................       447,222        268,914      1,965,102        715,293        (19,912)       (95,765)
  Change in unrealized gain (loss)
    on investments ......................       471,063      2,076,895       (936,561)     1,066,482        199,629         86,084
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,129,542      2,583,929      1,049,422      1,748,000        167,169        (21,793)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     3,818,440      4,136,672      2,554,600      3,135,463        296,111        358,362
  Participant transfers from other
    funding options .....................       976,216      3,097,517        995,895      3,499,756         38,189        389,866
  Contract surrenders ...................    (2,756,090)    (2,884,388)    (2,150,589)    (2,039,293)      (246,146)      (184,477)
  Participant transfers to other
    funding options .....................    (1,944,889)    (1,325,863)    (2,621,760)      (893,690)      (180,119)      (474,303)
  Growth rate intra-fund transfers out ..            --        (11,279)          (420)       (11,560)            --             --
  Other receipts/(payments) .............          (936)        (1,011)      (132,398)       (12,398)            --           (113)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        92,741      3,011,648     (1,354,672)     3,678,278        (91,965)        89,335
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,222,283      5,595,577       (305,250)     5,426,278         75,204         67,542


NET ASSETS:
    Beginning of year ...................    29,898,620     24,303,043     27,150,439     21,724,161      1,623,242      1,555,700
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 31,120,903   $ 29,898,620   $ 26,845,189   $ 27,150,439   $  1,698,446   $  1,623,242
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                            LAZARD                       REAL RETURN
           MID CAP                       WORLDWIDE                        RETIREMENT                     PORTFOLIO -
      GROWTH PORTFOLIO -             GROWTH PORTFOLIO -                   SMALL CAP                     ADMINISTRATIVE
        SERVICE SHARES                 SERVICE SHARES                     PORTFOLIO                         CLASS
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (53,777)   $    (38,943)   $     25,010    $      8,246    $    (17,032)   $    (14,824)   $      3,758    $         --
     274,397          69,616         (33,604)        (55,306)        244,233           9,555           4,626              --

     512,987         957,571         282,680         253,365        (171,002)        252,742          (4,698)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     733,607         988,244         274,086         206,305          56,199         247,473           3,686              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     742,279       1,005,339         791,438       1,132,914         395,642         397,137         168,447              --

     682,845       1,250,326         319,492         351,940         344,882         426,271         367,223              --
    (707,730)       (637,978)       (532,188)       (689,536)       (180,647)       (113,375)        (13,466)             --

    (813,018)       (165,001)       (544,853)       (386,264)       (781,323)        (73,461)        (45,218)             --
          --              --              --              --              --              --              --              --
     (10,474)           (940)         (4,853)           (841)        (10,366)             --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (106,098)      1,451,746          29,036         408,213        (231,812)        636,572         476,986              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     627,509       2,439,990         303,122         614,518        (175,613)        884,045         480,672              --



   6,682,248       4,242,258       5,802,316       5,187,798       2,321,023       1,436,978              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  7,309,757    $  6,682,248    $  6,105,438    $  5,802,316    $  2,145,410    $  2,321,023    $    480,672    $         --
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                   PIONEER
                                                   TOTAL RETURN                    MID CAP                       PUTNAM VT
                                                   PORTFOLIO -                    VALUE VCT                      DISCOVERY
                                                  ADMINISTRATIVE                 PORTFOLIO -                   GROWTH FUND -
                                                      CLASS                    CLASS II SHARES                CLASS IB SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    680,287   $    266,151   $    (27,856)  $    (13,446)  $     (1,189)  $     (1,141)
  Realized gain (loss) ..................       496,889        504,819        337,759         78,218          5,048          8,160
  Change in unrealized gain (loss)
    on investments ......................      (766,451)       221,618         10,685        455,846          6,239          3,723
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       410,725        992,588        320,588        520,618         10,098         10,742
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     2,376,818      2,680,841      1,005,755        894,485         27,997         30,689
  Participant transfers from other
    funding options .....................     2,694,005      4,922,374      1,198,547      1,490,120          1,017          1,433
  Contract surrenders ...................    (1,910,008)    (1,596,625)      (394,176)      (259,667)       (16,249)       (18,952)
  Participant transfers to other
    funding options .....................    (2,321,339)    (3,310,112)      (356,039)      (380,179)       (18,666)       (49,136)
  Growth rate intra-fund transfers out ..          (327)        (3,453)            --             --             --             --
  Other receipts/(payments) .............      (112,281)    (1,113,951)          (625)        (3,264)          (699)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       726,868      1,579,074      1,453,462      1,741,495         (6,600)       (35,966)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,137,593      2,571,662      1,774,050      2,262,113          3,498        (25,224)


NET ASSETS:
    Beginning of year ...................    26,060,362     23,488,700      3,563,928      1,301,815        154,562        179,786
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 27,197,955   $ 26,060,362   $  5,337,978   $  3,563,928   $    158,060   $    154,562
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

          PUTNAM VT                      PUTNAM VT
        INTERNATIONAL                    SMALL CAP                      EAFE(R) EQUITY                     SMALL CAP
        EQUITY FUND -                   VALUE FUND -                    INDEX FUND -                    INDEX FUND -
       CLASS IB SHARES                CLASS IB SHARES                  CLASS A SHARES                  CLASS A SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$     30,797    $     40,292    $    (21,829)   $    (12,210)   $    140,972    $     83,907    $    (29,704)   $    (52,222)
     146,693         311,293         353,570         145,807         661,283          41,376         822,000         588,136

     386,167         390,595        (108,587)        467,253        (781,793)        900,704        (425,111)      1,424,203
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     563,657         742,180         223,154         600,850          20,462       1,025,987         367,185       1,960,117
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     418,600         456,729         809,938         463,776         363,073         927,438       1,472,525       1,993,249

     154,094         253,172         765,886       1,261,427         767,821       1,952,179         947,864       1,333,972
    (274,966)       (318,842)       (387,506)       (269,138)       (231,428)       (435,181)       (834,965)     (1,067,844)

    (452,195)     (1,743,252)       (745,955)       (493,863)     (8,401,499)       (925,572)     (2,127,389)     (2,108,356)
          --              --            (318)             --              --              --              --              --
          --        (126,575)         (2,007)             --              --              --         (29,715)       (122,753)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (154,467)     (1,478,768)        440,038         962,202      (7,502,033)      1,518,864        (571,680)         28,268
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     409,190        (736,588)        663,192       1,563,052      (7,481,571)      2,544,851        (204,495)      1,988,385



   5,202,050       5,938,638       3,176,235       1,613,183       7,481,571       4,936,720      13,151,727      11,163,342
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  5,611,240    $  5,202,050    $  3,839,427    $  3,176,235    $         --    $  7,481,571    $ 12,947,232    $ 13,151,727
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     MULTIPLE                  MULTIPLE DISCIPLINE
                                              DISCIPLINE PORTFOLIO -               PORTFOLIO -
                                                     ALL CAP                    BALANCED ALL CAP                AIM CAPITAL
                                                 GROWTH AND VALUE               GROWTH AND VALUE          APPRECIATION PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (1,749)  $        376   $      2,846   $        675   $    (62,922)  $    (68,946)
  Realized gain (loss) ..................        16,110            971          4,529            317        140,720         87,475
  Change in unrealized gain (loss)
    on investments ......................        17,371         12,549          9,648          4,231        696,432        524,481
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        31,732         13,896         17,023          5,223        774,230        543,010
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       430,356        164,901        325,346        117,321      1,526,868      2,160,960
  Participant transfers from other
    funding options .....................       110,494         95,854         14,103         14,252        124,738        196,660
  Contract surrenders ...................       (62,889)        (9,098)       (45,120)        (6,954)    (1,125,398)    (1,051,055)
  Participant transfers to other
    funding options .....................       (38,433)        (1,874)        (6,639)        (1,425)      (905,362)    (1,240,400)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            (2)            --             --             --        (29,437)        (3,742)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       439,526        249,783        287,690        123,194       (408,591)        62,423
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       471,258        263,679        304,713        128,417        365,639        605,433


NET ASSETS:
    Beginning of year ...................       263,679             --        128,417             --      9,975,229      9,369,796
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    734,937   $    263,679   $    433,130   $    128,417   $ 10,340,868   $  9,975,229
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         CONVERTIBLE                                                                                       MANAGED
          SECURITIES                   EQUITY INCOME                      LARGE CAP                   ALLOCATION SERIES:
          PORTFOLIO                      PORTFOLIO                        PORTFOLIO                  AGGRESSIVE PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$     63,436    $     48,085    $    (92,016)   $     49,505    $    (17,396)   $      1,207    $       (133)   $         --
      83,363          17,794         395,223         740,220          33,885          10,065              91              --

    (160,345)         81,138          75,685         187,574         155,316          94,345           1,696              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (13,546)        147,017         378,892         977,299         171,805         105,617           1,654              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     536,266         601,843       1,165,526       1,240,793         365,808         444,845          10,678              --

     419,877       1,159,405         449,731       1,343,986          16,500          99,835          47,492              --
    (456,202)       (323,080)     (1,188,590)       (695,990)       (257,364)       (147,373)         (4,013)             --

    (293,361)       (129,964)     (1,108,890)     (1,420,494)        (90,614)       (126,980)           (126)             --
         (78)         (7,353)           (421)             --              --              --              --              --
     (25,485)        (18,995)        (20,545)         (5,388)            (70)             --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     181,017       1,281,856        (703,189)        462,907          34,260         270,327          54,031              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     167,471       1,428,873        (324,297)      1,440,206         206,065         375,944          55,685              --



   3,347,888       1,919,015      11,169,576       9,729,370       2,039,055       1,663,111              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  3,515,359    $  3,347,888    $ 10,845,279    $ 11,169,576    $  2,245,120    $  2,039,055    $     55,685    $         --
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                   MANAGED                        MANAGED
                                                     MANAGED                 ALLOCATION SERIES:              ALLOCATION SERIES:
                                                ALLOCATION SERIES:           MODERATE-AGGRESSIVE           MODERATE-CONSERVATIVE
                                              CONSERVATIVE PORTFOLIO              PORTFOLIO                      PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $         43   $         --   $      5,619   $         --   $        157   $         --
  Realized gain (loss) ..................            23             --          1,158             --             23             --
  Change in unrealized gain (loss)
    on investments ......................            94             --         19,590             --            388             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........           160             --         26,367             --            568             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........        12,117             --        224,418             --         11,592             --
  Participant transfers from other
    funding options .....................            84             --      1,583,444             --         58,433             --
  Contract surrenders ...................          (123)            --        (20,865)            --         (1,543)            --
  Participant transfers to other
    funding options .....................           (16)            --        (17,027)            --           (192)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        12,062             --      1,769,970             --         68,290             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        12,222             --      1,796,337             --         68,858             --


NET ASSETS:
    Beginning of year ...................            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $     12,222   $         --   $  1,796,337   $         --   $     68,858   $         --
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

             MFS                            MFS
           MID CAP                      TOTAL RETURN                      MFS VALUE                      PIONEER FUND
       GROWTH PORTFOLIO                  PORTFOLIO                        PORTFOLIO                       PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (17,816)   $    (17,393)   $    365,131    $    407,479    $      1,955    $         --    $     (8,256)   $        638
      24,827          15,648       1,323,499         673,154           8,556              --          (3,049)        (42,173)

      41,944         259,893      (1,148,230)      1,026,879          (4,715)             --          59,915         128,346
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      48,955         258,148         540,400       2,107,512           5,796              --          48,610          86,811
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     421,892         521,294       3,768,124       4,001,363          61,261              --         153,390         150,456

      40,859         462,427       3,162,783       1,169,143         197,419              --          23,421          49,009
    (303,496)       (258,206)     (2,542,160)     (2,300,675)         (7,368)             --        (112,000)        (65,631)

    (219,158)       (756,859)       (867,926)     (1,197,163)         (1,160)             --         (29,908)       (160,301)
          --              --            (335)           (496)             --              --              --              --
          --          (4,175)        (85,503)        (83,788)             --              --              --          (2,383)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (59,903)        (35,519)      3,434,983       1,588,384         250,152              --          34,903         (28,850)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (10,948)        222,629       3,975,383       3,695,896         255,948              --          83,513          57,961



   2,328,978       2,106,349      22,419,516      18,723,620              --              --         934,399         876,438
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  2,318,030    $  2,328,978    $ 26,394,899    $ 22,419,516    $    255,948    $         --    $  1,017,912    $    934,399
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                   STYLE
                                                                                                               FOCUS SERIES:
                                                 PIONEER STRATEGIC             STRATEGIC EQUITY                  SMALL CAP
                                                  INCOME PORTFOLIO                 PORTFOLIO                  GROWTH PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    240,334   $    349,704   $    (35,690)  $     80,852   $       (250)  $         --
  Realized gain (loss) ..................           272            315       (183,981)      (248,829)         2,196             --
  Change in unrealized gain (loss)
    on investments ......................       (52,313)       165,592        382,422      1,425,643           (177)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       188,293        515,611        162,751      1,257,666          1,769             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       873,645      1,043,557      2,039,211      2,527,065         22,027             --
  Participant transfers from other
    funding options .....................     1,061,971        636,922        382,190        251,426        107,418             --
  Contract surrenders ...................      (383,664)      (472,892)    (1,805,698)    (1,664,586)        (4,301)            --
  Participant transfers to other
    funding options .....................      (372,169)      (648,037)    (1,032,658)    (1,105,673)       (31,861)            --
  Growth rate intra-fund transfers out ..          (371)        (3,603)            --             --             --             --
  Other receipts/(payments) .............          (712)        (2,617)      (142,793)       (24,654)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,178,700        553,330       (559,748)       (16,422)        93,283             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,366,993      1,068,941       (396,997)     1,241,244         95,052             --


NET ASSETS:
    Beginning of year ...................     6,021,050      4,952,109     14,801,703     13,560,459             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  7,388,043   $  6,021,050   $ 14,404,706   $ 14,801,703   $     95,052   $         --
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                         ZERO COUPON                    SMITH BARNEY                    SMITH BARNEY
       U.S. GOVERNMENT                    BOND FUND                      AGGRESSIVE                     HIGH INCOME
     SECURITIES PORTFOLIO           PORTFOLIO SERIES 2005             GROWTH PORTFOLIO                   PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$   (156,033)   $    614,777    $    (14,314)   $     62,255    $    (94,443)   $    (84,625)   $    794,029    $    780,548
      27,622          27,744         (64,018)         10,715         156,876         113,204        (327,503)       (175,821)

     723,993         187,413         100,153         (69,593)      1,125,180         872,508        (323,259)        106,269
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     595,582         829,934          21,821           3,377       1,187,613         901,087         143,267         710,996
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,318,826       1,727,411         149,685         218,973       1,414,830       1,788,753         700,824         974,505

   2,078,008       2,216,266          26,643          37,041         283,247         766,964       6,284,272       8,943,264
  (1,059,517)     (1,073,466)       (114,539)        (95,188)       (896,060)       (815,229)       (679,647)     (3,204,179)

  (1,789,687)     (1,427,965)     (1,780,328)        (45,813)       (729,057)       (779,836)     (6,397,302)     (9,177,561)
         (28)             --              --              --              --              --              --              --
      (3,845)        (20,452)             --              --         (63,847)         (6,472)        (70,107)       (255,838)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     543,757       1,421,794      (1,718,539)        115,013           9,113         954,180        (161,960)     (2,719,809)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,139,339       2,251,728      (1,696,718)        118,390       1,196,726       1,855,267         (18,693)     (2,008,813)



  17,338,799      15,087,071       1,696,718       1,578,328      11,191,086       9,335,819      10,692,316      12,701,129
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 18,478,138    $ 17,338,799    $         --    $  1,696,718    $ 12,387,812    $ 11,191,086    $ 10,673,623    $ 10,692,316
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   SMITH BARNEY                                                 SMITH BARNEY
                                                  INTERNATIONAL                 SMITH BARNEY                       LARGE
                                                     ALL CAP                      LARGE CAP                    CAPITALIZATION
                                                 GROWTH PORTFOLIO              VALUE PORTFOLIO                GROWTH PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $      3,550   $        856   $     99,415   $    135,334   $    (94,200)  $    (55,164)
  Realized gain (loss) ..................        17,282         38,126        135,429         53,320        293,068        145,818
  Change in unrealized gain (loss)
    on investments ......................        38,678         41,997        456,720        911,069        352,896        (70,225)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        59,510         80,979        691,564      1,099,723        551,764         20,429
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........        55,839        110,448      1,544,070      2,368,411      1,556,242      2,249,139
  Participant transfers from other
    funding options .....................        37,266          9,079        364,590        681,419        458,609      2,265,222
  Contract surrenders ...................       (64,206)       (43,342)    (1,286,366)    (1,021,689)    (1,190,945)    (1,087,534)
  Participant transfers to other
    funding options .....................       (21,602)      (164,321)    (1,219,569)    (1,227,456)    (2,721,769)    (1,394,316)
  Growth rate intra-fund transfers out ..            --             --             --             --           (386)            --
  Other receipts/(payments) .............            --             --        (20,704)       (29,336)            --         (1,198)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         7,297        (88,136)      (617,979)       771,349     (1,898,249)     2,031,313
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        66,807         (7,157)        73,585      1,871,072     (1,346,485)     2,051,742


NET ASSETS:
    Beginning of year ...................       535,345        542,502     12,668,440     10,797,368     14,584,174     12,532,432
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    602,152   $    535,345   $ 12,742,025   $ 12,668,440   $ 13,237,689   $ 14,584,174
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                      VANGUARD VARIABLE              VANGUARD VARIABLE
                                           EMERGING                     INSURANCE FUND                 INSURANCE FUND
     COMSTOCK PORTFOLIO -             GROWTH PORTFOLIO -                   MID-CAP                      TOTAL STOCK
       CLASS II SHARES                  CLASS I SHARES                 INDEX PORTFOLIO             MARKET INDEX PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$     (1,244)   $     (1,160)   $     (7,658)   $    (10,254)   $     (1,609)   $         --    $       (864)   $         --
      59,438           4,571          14,419           7,645             108              --          (1,064)             --

      21,154          99,148          93,269          83,941          26,085              --          12,013              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      79,348         102,559         100,030          81,332          24,584              --          10,085              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     667,213         413,284         231,884         321,020          59,624              --         254,526              --

   1,129,913         254,780          54,505          87,714       1,006,430              --         169,446              --
    (214,547)        (67,976)       (161,210)       (157,167)        (11,602)             --         (20,418)             --

    (299,794)        (65,420)        (87,387)       (147,972)         (4,188)             --          (8,564)             --
          --              --              --              --              --              --              --              --
     (54,607)             --              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,228,178         534,668          37,792         103,595       1,050,264              --         394,990              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,307,526         637,227         137,822         184,927       1,074,848              --         405,075              --



     945,179         307,952       1,391,227       1,206,300              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  2,252,705    $    945,179    $  1,529,049    $  1,391,227    $  1,074,848    $         --    $    405,075    $         --
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   ASSET MANAGER                                                EQUITY -
                                                   SM PORTFOLIO -         CONTRAFUND(R) PORTFOLIO -        INCOME PORTFOLIO -
                                                   INITIAL CLASS               SERVICE CLASS                 INITIAL CLASS
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     37,375   $     40,538   $    (77,207)  $    (49,165)  $     80,689   $     65,806
  Realized gain (loss) ..................       (14,630)       (29,102)       222,795         65,882        625,225        178,500
  Change in unrealized gain (loss)
    on investments ......................        32,541         78,339      1,649,727      1,122,066       (177,227)       838,108
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        55,286         89,775      1,795,315      1,138,783        528,687      1,082,414
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       162,746        211,872      1,250,235      1,109,799        946,797        956,361
  Participant transfers from other
    funding options .....................        17,203         30,551      1,438,514      3,064,690        363,872        944,362
  Contract surrenders ...................      (158,928)      (322,396)      (678,291)      (441,220)    (1,072,624)    (1,058,548)
  Participant transfers to other
    funding options .....................      (223,174)      (237,811)      (989,856)      (329,386)    (1,008,739)      (567,325)
  Growth rate intra-fund transfers out ..            --             --             --           (536)            --             --
  Other receipts/(payments) .............            --             --             --             --        (13,509)       (21,607)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (202,153)      (317,784)     1,020,602      3,403,347       (784,203)       253,243
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      (146,867)      (228,009)     2,815,917      4,542,130       (255,516)     1,335,657


NET ASSETS:
    Beginning of year ...................     2,081,776      2,309,785     10,692,851      6,150,721     11,304,067      9,968,410
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,934,909   $  2,081,776   $ 13,508,768   $ 10,692,851   $ 11,048,551   $ 11,304,067
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                             HIGH                         MID CAP
       GROWTH PORTFOLIO -             INCOME PORTFOLIO -                PORTFOLIO -
         INITIAL CLASS                  INITIAL CLASS                 SERVICE CLASS 2
----------------------------    ----------------------------    ----------------------------
     2005            2004           2005           2004            2005           2004
     ----            ----           ----           ----            ----           ----
$    (49,609)   $    (73,610)   $    294,801    $    159,945    $    (35,332)   $    (12,888)
     103,217          18,347         (36,942)        (25,002)         94,816          33,609

     567,718         341,370        (221,456)         42,832         711,732         368,303
------------    ------------    ------------    ------------    ------------    ------------


     621,326         286,107          36,403         177,775         771,216         389,024
------------    ------------    ------------    ------------    ------------    ------------


   1,703,132       2,025,128         170,801         200,033       1,301,331         812,951

     545,739         504,146          21,999          67,241       1,853,849       1,042,167
  (1,572,612)     (1,462,878)       (305,791)       (286,007)       (384,071)       (148,881)

    (827,866)       (452,677)       (193,373)        (68,751)       (182,868)       (317,992)
          --              --              --              --              --              --
     (20,358)         (8,179)             --            (687)        (85,953)             --
------------    ------------    ------------    ------------    ------------    ------------


    (171,965)        605,540        (306,364)        (88,171)      2,502,288       1,388,245
------------    ------------    ------------    ------------    ------------    ------------

     449,361         891,647        (269,961)         89,604       3,273,504       1,777,269



  12,486,578      11,594,931       2,259,446       2,169,842       2,574,915         797,646
------------    ------------    ------------    ------------    ------------    ------------
$ 12,935,939    $ 12,486,578    $  1,989,485    $  2,259,446    $  5,848,419    $  2,574,915
============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio and Strategic Equity Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust.

The Travelers Fund UL II for Variable Life Insurance ("Fund UL II") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of MetLife, and is available for funding certain variable life insurance contracts issued by The Company. Fund UL II, established on October 17, 1995, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Fund UL II are InVest, Travelers MarketLife, Travelers Variable Life Accumulator, Travelers Variable Life Accumulator - Series 2, Travelers Variable Life Accumulator - Series 3, Travelers Variable Life, Travelers Variable Survivorship Life Insurance and Travelers Variable Survivorship Life II.

Participant premium payments applied to Fund UL II are invested in one or more sub-accounts in accordance with the selection made by the owner. As of December 31, 2005, the investments comprising Fund UL II were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Dreyfus Stock Index Fund, Inc., Maryland business trust
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     The Merger Fund VL, Delaware business trust
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Large-Cap Growth Portfolio - Class B (Formerly
           AllianceBernstein Premier Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF - Appreciation Portfolio - Initial Shares
         Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
           (Formerly Franklin Small Cap Fund - Class 2 Shares)
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Global Asset Allocation Fund - Class 1 Shares
         Templeton Global Income Securities Fund - Class 1 Shares
         Templeton Growth Securities Fund - Class 1 Shares
     Goldman Sachs Variable Insurance Trust, Delaware business trust
         Goldman Sachs Capital Growth Fund
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Equity Index Portfolio - Class I Shares
         Fundamental Value Portfolio
     Janus Aspen Series, Delaware business trust
         Global Technology Portfolio - Service Shares

     Janus Aspen Series, Delaware business trust (continued)
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer Mid Cap Value VCT Portfolio - Class II Shares
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Scudder Investment VIT Funds, Massachusetts business trust
         Small Cap Index Fund - Class A Shares
     Smith Barney Multiple Discipline Trust, Massachusetts business trust
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Convertible Securities Portfolio
         Equity Income Portfolio
         Large Cap Portfolio
         Managed Allocation Series: Aggressive Portfolio
         Managed Allocation Series: Conservative Portfolio
         Managed Allocation Series: Moderate-Aggressive Portfolio
         Managed Allocation Series: Moderate-Conservative Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Total Return Portfolio
         MFS Value Portfolio
         Pioneer Fund Portfolio
         Pioneer Strategic Income Portfolio
         Strategic Equity Portfolio
         Style Focus Series: Small Cap Growth Portfolio
         U.S. Government Securities Portfolio
     Travelers Series Fund Inc., Maryland business trust
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
     Vanguard (R) Variable Insurance Fund, Delaware business trust
         Vanguard Variable Insurance Fund Mid-Cap Index Portfolio
         Vanguard Variable Insurance Fund Total Stock Market Index Portfolio Variable Insurance Products Fund, Massachusetts business trust
         Asset Manager SM Portfolio - Initial Class (Formerly Asset Manager
           Portfolio - Initial Class)
         Contrafund(R) Portfolio - Service Class
         Equity - Income Portfolio - Initial Class
         Growth Portfolio - Initial Class

     Variable Insurance Products Fund, Massachusetts business trust (continued)
         High Income Portfolio - Initial Class
         Mid Cap Portfolio - Service Class 2

New Funds in 2005 included above:

Managed Allocation Series: Aggressive Portfolio                             The Travelers Series Trust                 5/2/2005
Managed Allocation Series: Conservative Portfolio                           The Travelers Series Trust                 5/2/2005
Managed Allocation Series: Moderate-Aggressive Portfolio                    The Travelers Series Trust                 5/2/2005
Managed Allocation Series: Moderate-Conservative Portfolio                  The Travelers Series Trust                 5/2/2005
MFS Value Portfolio                                                         The Travelers Series Trust                 5/2/2005
Real Return Portfolio - Administrative Class                                PIMCO Variable Insurance Trust             5/2/2005
Style Focus Series: Small Cap Growth Portfolio                              The Travelers Series Trust                 5/2/2005
Vanguard Variable Insurance Fund Mid-Cap Index Portfolio                    Vanguard (R) Variable Insurance Fund       5/2/2005
Vanguard Variable Insurance Fund Total Stock Market Index Portfolio         Vanguard (R) Variable Insurance Fund       5/2/2005

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Fund UL II or shares of Fund UL II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Fund UL II product(s) offered by The Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Fund UL II in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

The operations of Fund UL II form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Fund UL II. Fund UL II is not taxed as a "regulated investment company" under Subchapter M of the Code.

In 2001, Fund UL II adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset based charges listed below are deducted, as appropriate, each business day, and are assessed through the calculation of unit values:

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Separate Account Expense Charge (SAE)

The table below displays current separate account charges with their associated products offered in this Separate Account for each funding option:

-----------------------------------------------------------------------------------------------------------------------------------
FUND   UL II
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Asset-based Charges
                                                                                                       ----------------------------
                                                                                                                             Total
  Separate Account Charge (1)     Product                                                               M&E (3)   SAE (3)    Charge
-----------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.20%     Travelers Variable Life (Applies to the policy years 16 and            0.20%               0.20%
                                  greater)
                                  Travelers Variable Life Accumulator (Applies to the policy years       0.20%               0.20%
                                  16 and greater)

Separate Account Charge 0.25%     Travelers 'MarketLife (Applies to policies issued on or after          0.25%               0.25%
                                  5/1/1998 and in policy years 16 and greater)

Separate Account Charge 0.35%     Travelers Variable Survivorship Life (Applies to the policy years      0.35%               0.35%
                                  16 and greater)
                                  Travelers Variable Survivorship Life  II (Applies to the policy        0.35%               0.35%
                                  years 16 and greater)

Separate Account Charge 0.40%     Travelers Variable Life Accumulator - Series 2 (Applies to policy      0.40%               0.40%
                                  years 6-15)  (2)
                                  Travelers Variable Life Accumulator - Series 3 (Applies to policy      0.40%               0.40%
                                  years 6-15)  (2)

Separate Account Charge 0.45%     Travelers MarketLife (Applies to policies issued on or after           0.45%               0.45%
                                  7/12/1995 and prior to 5/1/1998 and in policy years 16 and greater)

Separate Account Charge 0.60%     Travelers MarketLife (Applies to policies issued prior to              0.60%               0.60%
                                  7/12/1995)

Separate Account Charge 0.65%     Travelers Variable Life Accumulator (Applies to policies for the       0.65%               0.65%
                                  first 15 policy years)
                                  Travelers Variable Life Accumulator - Series 2 (Applies to policy      0.65%               0.65%
                                  years 1-5)  (2)
                                  Travelers Variable Life Accumulator - Series 3 (Applies to policy      0.65%               0.65%
                                  years 1-5)  (2)

Separate Account Charge 0.85%     Travelers Variable Life (Applies to the policies in the first 15       0.85%               0.85%
                                  years)

Separate Account Charge 0.90%     Travelers MarketLife (Applies to policies issued on or after           0.80%     0.10%     0.90%
                                  7/12/1995 for the first 15 policy years)
                                  Travelers Variable Survivorship Life (Applies to the policies in       0.80%     0.10%     0.90%
                                  the first 15 years)
                                  Travelers Variable Survivorship Life II (Applies to the policies       0.80%     0.10%     0.90%
                                  in the first 15 years)
-----------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.
(2) Travelers Variable Life Accumulator - Series 2 has a 0.00% current charge in policy years 16 and greater.
(3) The Invest product has a guarantee that the M&E and the SAE charges will not exceed 0.80% and 0.10% respectively for all policy years. The Travelers Variable Life Accumulator - Series 2 product has a guarantee that the M&E charge will not exceed 0.65% for the first 15 policy years and will not exceed 0.20% in policy years 16 and greater.

The Company receives contingent surrender charges on full or partial contract surrenders. Such charges are assessed through the redemption of units by applying various percentages to premiums and/or stated contract amounts (as described in the prospectus).

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS AND/OR LIQUIDATIONS

Effective July 25, 2005, The Scudder Investment VIT Funds: EAFE Equity Index Fund - Class A Shares was liquidated.

Effective December 16, 2005, The Travelers Series Trust: Zero Coupon Bond Portfolio Series 2005 was closed.

5. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                            -----------------------------------------------------

INVESTMENTS                                                                    NO. OF       MARKET        COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            -----------   -----------   -----------   -----------
CAPITAL APPRECIATION FUND (4.4%)
    Total (Cost $17,524,581)                                                    309,779   $24,249,487   $ 1,929,066   $ 2,074,641
                                                                            -----------   -----------   -----------   -----------

DREYFUS STOCK INDEX FUND, INC. (3.6%)
    Total (Cost $15,698,576)                                                    619,678    19,718,150     2,392,171     1,997,684
                                                                            -----------   -----------   -----------   -----------

MANAGED ASSETS TRUST (0.9%)
    Total (Cost $4,536,887)                                                     284,283     4,889,667       641,546       729,780
                                                                            -----------   -----------   -----------   -----------

MONEY MARKET PORTFOLIO (7.5%)
    Total (Cost $41,183,924)                                                 41,183,924    41,183,924    30,613,390    25,967,510
                                                                            -----------   -----------   -----------   -----------

THE MERGER FUND VL (1.0%)
    Total (Cost $5,069,117)                                                     480,548     5,266,809     4,156,899       274,411
                                                                            -----------   -----------   -----------   -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.3%)
  AllianceBernstein Large-Cap Growth Portfolio - Class B
    Total (Cost $1,354,303)                                                      62,059     1,647,052       185,799       141,239
                                                                            -----------   -----------   -----------   -----------

AMERICAN FUNDS INSURANCE SERIES (12.1%)
  Global Growth Fund - Class 2 Shares (Cost $7,036,544)                         479,477     9,359,386     1,997,119       797,835
  Growth Fund - Class 2 Shares (Cost $26,609,708)                               626,868    36,972,663     4,960,034     2,219,849
  Growth-Income Fund - Class 2 Shares (Cost $16,703,256)                        533,120    20,322,541     3,793,695     1,610,710
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $50,349,508)                                                  1,639,465    66,654,590    10,750,848     4,628,394
                                                                            -----------   -----------   -----------   -----------

CREDIT SUISSE TRUST (0.4%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $1,417,514)                                                     123,106     2,070,638       371,959       343,524
                                                                            -----------   -----------   -----------   -----------

DELAWARE VIP TRUST (0.3%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $1,732,640)                                                      99,744     1,872,203     1,303,924       534,464
                                                                            -----------   -----------   -----------   -----------

DREYFUS VARIABLE INVESTMENT FUND (2.1%)
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost $425,079)          12,227       453,738        96,775        29,055
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $8,666,786)                                                           249,823    10,982,237       806,177     1,423,558
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $9,091,865)                                                     262,050    11,435,975       902,952     1,452,613
                                                                            -----------   -----------   -----------   -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (6.5%)
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
    (Cost $4,130,175)                                                           250,366     5,097,450       631,100       447,794
  Mutual Shares Securities Fund - Class 2 Shares (Cost $2,026,723)              131,764     2,394,144       813,171       288,731
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $2,089,278)                                                           225,466     2,457,576     2,147,345       157,644
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $10,444,640)         783,150    12,232,810     4,559,592       156,986
  Templeton Global Asset Allocation Fund - Class 1 Shares
    (Cost $1,461,153)                                                            76,851     1,618,486       282,373       178,251
  Templeton Global Income Securities Fund - Class 1 Shares
    (Cost $832,691)                                                              57,014       818,714       245,897       104,323
  Templeton Growth Securities Fund - Class 1 Shares (Cost $8,807,662)           812,330    11,356,367     2,464,073     1,467,265
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $29,792,322)                                                  2,336,941    35,975,547    11,143,551     2,800,994
                                                                            -----------   -----------   -----------   -----------

GOLDMAN SACHS VARIABLE INSURANCE TRUST (0.6%)
  Goldman Sachs Capital Growth Fund
    Total (Cost $2,918,575)                                                     308,636     3,296,232       121,169        96,871
                                                                            -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                            -----------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES         VALUE      PURCHASES     FROM SALES
                                                                            -----------   -----------   -----------   -----------
GREENWICH STREET SERIES FUND (10.5%)
  Equity Index Portfolio - Class I Shares (Cost $26,325,102)                  1,024,411   $31,121,619   $ 3,304,143   $ 2,999,429
  Fundamental Value Portfolio (Cost $24,739,639)                              1,301,300    26,845,817     3,744,650     3,511,178
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $51,064,741)                                                  2,325,711    57,967,436     7,048,793     6,510,607
                                                                            -----------   -----------   -----------   -----------

JANUS ASPEN SERIES (2.7%)
  Global Technology Portfolio - Service Shares (Cost $1,633,016)                428,910     1,698,483       214,894       319,370
  Mid Cap Growth Portfolio - Service Shares (Cost $5,248,346)                   257,301     7,309,919       971,288     1,131,001
  Worldwide Growth Portfolio - Service Shares (Cost $6,074,283)                 219,941     6,105,571       760,224       706,044
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $12,955,645)                                                    906,152    15,113,973     1,946,406     2,156,415
                                                                            -----------   -----------   -----------   -----------

LAZARD RETIREMENT SERIES, INC. (0.4%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $1,973,398)                                                     131,543     2,145,459       744,057       855,149
                                                                            -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (5.0%)
  Real Return Portfolio - Administrative Class (Cost $485,380)                   37,879       480,682       544,418        58,577
  Total Return Portfolio - Administrative Class (Cost $27,325,575)            2,656,112    27,198,589     4,856,515     3,012,259
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $27,810,955)                                                  2,693,991    27,679,271     5,400,933     3,070,836
                                                                            -----------   -----------   -----------   -----------

PIONEER VARIABLE CONTRACTS TRUST (1.0%)
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Total (Cost $4,633,365)                                                     215,942     5,338,097     2,108,998       403,742
                                                                            -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (1.7%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $125,439)              29,655       158,064        22,183        29,969
  Putnam VT International Equity Fund - Class IB Shares (Cost $4,006,432)       345,103     5,611,368       499,975       623,516
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $3,085,577)            167,445     3,839,513     1,356,211       762,341
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $7,217,448)                                                     542,203     9,608,945     1,878,369     1,415,826
                                                                            -----------   -----------   -----------   -----------

SCUDDER INVESTMENT VIT FUNDS (2.3%)
  EAFE(R) Equity Index Fund - Class A Shares (Cost $0)                               --            --     1,204,666     8,565,727
  Small Cap Index Fund - Class A Shares (Cost $10,042,056)                      899,134    12,947,534     2,123,365     2,400,314
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $10,042,056)                                                    899,134    12,947,534     3,328,031    10,966,041
                                                                            -----------   -----------   -----------   -----------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (0.2%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $705,033)                                                              48,225       734,954       508,739        56,486
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $419,260)                                                              32,204       433,139       316,204        21,854
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $1,124,293)                                                      80,429     1,168,093       824,943        78,340
                                                                            -----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (18.0%)
  AIM Capital Appreciation Portfolio (Cost $8,703,322)                          890,707    10,341,110       788,597     1,259,867
  Convertible Securities Portfolio (Cost $3,444,222)                            296,661     3,515,439       870,360       562,531
  Equity Income Portfolio (Cost $9,123,152)                                     613,435    10,845,530     1,109,629     1,753,188
  Large Cap Portfolio (Cost $1,899,210)                                         148,294     2,245,170       269,720       252,805
  Managed Allocation Series: Aggressive Portfolio (Cost $53,990)                  4,954        55,686        56,987         3,034
  Managed Allocation Series: Conservative Portfolio (Cost $12,129)                1,182        12,222        12,229           100
  Managed Allocation Series: Moderate-Aggressive Portfolio
    (Cost $1,776,788)                                                           164,503     1,796,378     1,802,374        25,828
  Managed Allocation Series: Moderate-Conservative Portfolio
    (Cost $68,472)                                                                6,508        68,860        69,424           948
  MFS Mid Cap Growth Portfolio (Cost $2,016,579)                                286,537     2,318,081       239,489       317,157
  MFS Total Return Portfolio (Cost $26,243,216)                               1,605,566    26,395,501     6,415,883     1,378,404
  MFS Value Portfolio (Cost $260,669)                                            20,575       255,954       264,094         3,454
  Pioneer Fund Portfolio (Cost $991,187)                                         79,838     1,017,936       130,660       103,990
  Pioneer Strategic Income Portfolio (Cost $7,520,510)                          791,877     7,388,212     1,888,838       469,634

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                            -----------------------------------------------------

INVESTMENTS                                                                     NO. OF       MARKET       COST OF       PROCEEDS
                                                                                SHARES        VALUE      PURCHASES     FROM SALES
                                                                            -----------   -----------   -----------   -----------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Strategic Equity Portfolio (Cost $15,153,793)                                 809,727   $14,405,049   $ 1,181,043   $ 1,776,138
  Style Focus Series: Small Cap Growth Portfolio (Cost $95,232)                   8,397        95,055       124,962        29,834
  U.S. Government Securities Portfolio (Cost $18,037,404)                     1,390,412    18,478,577     2,814,214     2,409,005
  Zero Coupon Bond Fund Portfolio Series 2005 (Cost $0)                              --            --       144,879     1,877,732
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $95,399,875)                                                  7,119,173    99,234,760    18,183,382    12,223,649
                                                                            -----------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (9.0%)
  Smith Barney Aggressive Growth Portfolio (Cost $9,696,657)                    833,093    12,388,094     1,080,182     1,164,872
  Smith Barney High Income Portfolio (Cost $11,506,275)                       1,497,037    10,673,876     7,392,451     6,760,129
  Smith Barney International All Cap Growth Portfolio (Cost $429,822)            42,109       602,165        82,677        71,817
  Smith Barney Large Cap Value Portfolio (Cost $11,523,119)                     673,840    12,742,312     1,400,112     1,918,388
  Smith Barney Large Capitalization Growth Portfolio (Cost $11,464,490)         876,688    13,237,989     1,141,981     3,134,130
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $44,620,363)                                                  3,922,767    49,644,436    11,097,403    13,049,336
                                                                            -----------   -----------   -----------   -----------

VAN KAMPEN LIFE INVESTMENT TRUST (0.7%)
  Comstock Portfolio - Class II Shares (Cost $2,110,843)                        165,037     2,252,753     1,657,902       390,530
  Emerging Growth Portfolio - Class I Shares (Cost $1,314,178)                   54,591     1,529,082       202,568       172,401
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $3,425,021)                                                     219,628     3,781,835     1,860,470       562,931
                                                                            -----------   -----------   -----------   -----------

VANGUARD (R) VARIABLE INSURANCE FUND (0.3%)
  Vanguard Variable Insurance Fund Mid-Cap Index Portfolio
    (Cost $1,048,789)                                                            58,576     1,074,874     1,054,317         5,636
  Vanguard Variable Insurance Fund Total Stock Market Index Portfolio
    (Cost $393,071)                                                              13,727       405,084       452,449        58,314
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $1,441,860)                                                      72,303     1,479,958     1,506,766        63,950
                                                                            -----------   -----------   -----------   -----------

VARIABLE INSURANCE PRODUCTS FUND (8.5%)
  Asset Manager SM Portfolio - Initial Class (Cost $1,931,343)                  128,654     1,934,956       157,234       321,267
  Contrafund(R) Portfolio - Service Class (Cost $9,704,012)                     436,763    13,509,082     2,050,025     1,104,252
  Equity - Income Portfolio - Initial Class (Cost $9,176,584)                   433,457    11,048,816     1,303,927     1,618,605
  Growth Portfolio - Initial Class (Cost $11,507,893)                           383,865    12,936,252     1,243,360     1,464,621
  High Income Portfolio - Initial Class (Cost $2,261,636)                       322,452     1,989,531       417,264       428,782
  Mid Cap Portfolio - Service Class 2 (Cost $4,678,707)                         168,692     5,848,550     2,810,877       295,025
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $39,260,175)                                                  1,873,883    47,267,187     7,982,687     5,232,552
                                                                            -----------   -----------   -----------   -----------

6. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
CAPITAL APPRECIATION FUND                 2005     13,169   0.727 - 4.744     24,249            -    0.65 - 0.90      17.14 - 17.41
                                          2004     12,913   0.620 - 4.050     20,626            -    0.60 - 0.90      18.46 - 18.79
                                          2003     12,661   0.523 - 3.419     17,313         0.05    0.65 - 0.90      23.79 - 24.29
                                          2002     12,883   0.422 - 2.762     14,462         1.60    0.65 - 0.90  (25.83) - (25.61)
                                          2001     10,532   0.569 - 3.720     18,333         0.49    0.65 - 0.90  (26.74) - (26.64)

DREYFUS STOCK INDEX FUND, INC.            2005     10,064   0.882 - 2.894     19,718         1.63    0.65 - 0.90        3.76 - 4.08
                                          2004      9,918   0.850 - 2.789     18,770         1.82    0.65 - 0.90        9.63 - 9.87
                                          2003     10,212   0.774 - 2.544     17,593         1.52    0.65 - 0.90      27.20 - 27.45
                                          2002      9,278   0.608 - 2.000     12,487         1.33    0.65 - 0.90  (23.05) - (22.82)
                                          2001      8,992   0.790 - 2.599     15,652         1.14    0.65 - 0.90  (13.00) - (12.76)

MANAGED ASSETS TRUST                      2005      3,224   1.103 - 4.079      4,890         0.02    0.65 - 0.90        2.90 - 3.15
                                          2004      3,156   1.071 - 3.964      4,829         2.50    0.65 - 0.90        8.45 - 8.75
                                          2003      2,814   0.987 - 3.655      4,046         2.98    0.65 - 0.90      20.91 - 21.22
                                          2002      1,873   0.816 - 3.023      2,565         6.96    0.65 - 0.90    (9.43) - (9.19)
                                          2001      1,286   0.901 - 3.337      2,123         2.93    0.65 - 0.90    (5.95) - (5.74)

MONEY MARKET PORTFOLIO                    2005     30,973   1.086 - 1.849     41,254         2.85    0.65 - 0.90        1.93 - 2.23
                                          2004     28,563   1.065 - 1.814     36,570         0.99    0.65 - 0.90        0.11 - 0.37
                                          2003     37,380   1.063 - 1.812     50,186         0.79    0.65 - 0.90      (0.11) - 0.09
                                          2002     50,772   1.064 - 1.814     66,651         1.38    0.65 - 0.90        0.50 - 0.75
                                          2001     46,298   1.058 - 1.805     65,049         3.44    0.65 - 0.90        2.85 - 3.11

THE MERGER FUND VL                        2005      4,821   1.092 - 1.097      5,267            -    0.65 - 0.90        3.60 - 3.88
                                          2004      1,186   1.054 - 1.056      1,250            -    0.65 - 0.90        5.29 - 6.14
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Large-Cap Growth
    Portfolio - Class B                   2005      1,831   0.895 - 0.911      1,647            -    0.65 - 0.90      13.87 - 14.14
                                          2004      1,760   0.786 - 0.800      1,390            -    0.65 - 0.90        7.38 - 7.61
                                          2003      1,837   0.732 - 0.745      1,351            -    0.65 - 0.90      22.33 - 22.67
                                          2002      1,409   0.598 - 0.609        846            -    0.65 - 0.90  (31.50) - (31.35)
                                          2001        502   0.872 - 0.889        439            -    0.65 - 0.90    (16.31) - 18.53
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares     2005      7,261   1.284 - 1.296      9,359         0.67    0.65 - 0.90      13.02 - 13.39
                                          2004      6,202   1.135 - 1.144      7,067         0.44    0.65 - 0.90      12.49 - 12.72
                                          2003      3,800   1.009 - 1.017      3,847         0.38    0.65 - 0.90      33.99 - 34.30
                                          2002      2,029   0.752 - 0.759      1,532         0.94    0.65 - 0.90  (15.41) - (15.17)
                                          2001        431   0.889 - 0.897        383         0.05    0.65 - 0.90   (14.44) - (2.61)

  Growth Fund - Class 2 Shares            2005     32,449   1.135 - 1.146     36,972         0.72    0.65 - 0.90      15.14 - 15.41
                                          2004     29,699   0.985 - 0.993     29,363         0.19    0.65 - 0.90      11.55 - 11.82
                                          2003     23,573   0.883 - 0.888     20,889         0.13    0.65 - 0.90      35.57 - 35.99
                                          2002     12,062   0.651 - 0.655      7,881         0.05    0.65 - 0.90  (25.14) - (25.03)
                                          2001      1,481   0.869 - 0.875      1,289         0.02    0.65 - 0.90   (13.45) - (4.79)

  Growth-Income Fund - Class 2 Shares     2005     17,046   1.171 - 1.206     20,322         1.40    0.65 - 0.90        4.83 - 5.14
                                          2004     15,252   1.117 - 1.147     17,314         0.94    0.65 - 0.90        9.40 - 9.66
                                          2003     12,771   1.021 - 1.046     13,240         1.21    0.65 - 0.90      31.23 - 31.57
                                          2002      7,495   0.778 - 0.795      5,914         1.59    0.65 - 0.90  (19.10) - (18.88)
                                          2001        928   0.961 - 0.980        907         0.04    0.65 - 0.90    (6.76) - (0.61)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                             2005      1,189   1.707 - 1.757      2,071         0.72    0.65 - 0.90      26.73 - 27.13
                                          2004      1,180   1.347 - 1.382      1,620         0.26    0.65 - 0.90      23.81 - 24.06
                                          2003        618   1.088 - 1.114        685            -    0.65 - 0.90      41.67 - 41.91
                                          2002        332   0.768 - 0.785        260         0.17    0.65 - 0.90  (14.67) - (12.09)
                                          2001         79   0.892 - 0.893         70            -    0.65 - 0.85    (9.43) - (3.15)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard
    Class                                 2005      1,325   1.410 - 1.416      1,872         1.44    0.65 - 0.90        6.17 - 6.47
                                          2004        801   1.328 - 1.330      1,065            -    0.65 - 0.90      20.73 - 33.13
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Appreciation Portfolio -
    Initial Shares                        2005        358   1.267 - 1.276        454         0.02    0.65 - 0.90        3.43 - 3.74
                                          2004        301   1.225 - 1.230        370         2.14    0.65 - 0.90        4.08 - 4.33
                                          2003        142   1.177 - 1.179        167         5.82    0.65 - 0.90       6.23 - 11.78
  Dreyfus VIF - Developing Leaders
    Portfolio - Initial Shares            2005      9,318   1.175 - 1.191     10,982            -    0.65 - 0.90        4.89 - 5.12
                                          2004      9,804   1.120 - 1.133     11,013         0.22    0.65 - 0.90      10.34 - 10.64
                                          2003      8,450   1.015 - 1.024      8,596         0.03    0.65 - 0.90      30.46 - 30.78
                                          2002      5,900   0.778 - 0.783      4,598         0.04    0.65 - 0.90  (19.88) - (19.61)
                                          2001        460   0.971 - 0.974        448         0.63    0.65 - 0.90      (4.14) - 1.56
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small-Mid Cap Growth
    Securities Fund - Class 2 Shares      2005      4,910   1.030 - 1.051      5,097            -    0.65 - 0.90        3.83 - 4.16
                                          2004      4,675   0.992 - 1.009      4,670            -    0.65 - 0.90      10.47 - 10.76
                                          2003      3,579   0.898 - 0.911      3,237            -    0.65 - 0.90      36.06 - 36.38
                                          2002      2,617   0.660 - 0.668      1,740         0.29    0.65 - 0.90  (29.34) - (29.16)
                                          2001        337   0.934 - 0.943        318         0.04    0.65 - 0.90      (9.25) - 0.21

  Mutual Shares Securities Fund -
    Class 2 Shares                        2005      1,610   1.483 - 1.493      2,394         0.91    0.65 - 0.90        9.53 - 9.86
                                          2004      1,229   1.354 - 1.359      1,667         0.75    0.65 - 0.90      11.62 - 11.85
                                          2003        720   1.213 - 1.215        874         0.02    0.65 - 0.90      10.27 - 13.79
  Templeton Developing Markets
    Securities Fund - Class 2 Shares      2005      1,641   1.494 - 1.500      2,458         1.37    0.65 - 0.90      26.29 - 26.58
                                          2004         85   1.183 - 1.185        100         0.42    0.65 - 0.90      13.75 - 28.11
  Templeton Foreign Securities Fund -
    Class 2 Shares                        2005      7,085   1.724 - 1.735     12,233         1.11    0.65 - 0.90        9.18 - 9.46
                                          2004      4,364   1.579 - 1.585      6,895         1.03    0.65 - 0.90      17.47 - 17.76
                                          2003      1,012   1.344 - 1.346      1,361         0.02    0.65 - 0.90      22.18 - 22.83
  Templeton Global Asset Allocation Fund
    - Class 1 Shares                      2005        620           2.612      1,618         3.91           0.90               2.92
                                          2004        597           2.538      1,514         3.05           0.90              14.89
                                          2003        627           2.209      1,385         2.72           0.90              31.18
                                          2002        596           1.684      1,003         1.96           0.90             (5.07)
                                          2001        660           1.774      1,171         1.39           0.90            (10.49)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (CONTINUED)
  Templeton Global Income Securities
    Fund - Class 1 Shares                 2005        410           1.998        819         6.27           0.90             (3.76)
                                          2004        361           2.076        750        12.20           0.90              14.07
                                          2003        733           1.820      1,335         7.19           0.90              21.58
                                          2002        328           1.497        491         1.02           0.90              20.34
                                          2001        232           1.244        289         3.52           0.90               1.63
  Templeton Growth Securities Fund -
    Class 1 Shares                        2005      4,329   1.351 - 2.853     11,356         1.17    0.65 - 0.90        8.11 - 8.41
                                          2004      4,016   1.249 - 2.639      9,577         1.28    0.65 - 0.90      15.19 - 15.49
                                          2003      3,728   1.084 - 2.291      7,633         1.63    0.65 - 0.90      31.44 - 31.76
                                          2002      3,234   0.824 - 1.743      5,028         4.08    0.65 - 0.90  (19.04) - (18.82)
                                          2001      3,073   1.017 - 2.153      5,874         1.37    0.65 - 0.90    (1.87) - (1.64)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund       2005      2,923   1.127 - 1.133      3,296         0.15    0.65 - 0.90        1.99 - 2.26
                                          2004      2,879   1.105 - 1.108      3,181         0.69    0.65 - 0.90        8.12 - 8.41
                                          2003      2,919           1.022      2,984            -    0.65 - 0.90               2.20
GREENWICH STREET SERIES FUND
  Equity Index Portfolio - Class I
    Shares                                2005     33,897   0.882 - 0.964     31,121         1.55    0.65 - 0.90        3.54 - 3.84
                                          2004     33,690   0.851 - 0.931     29,899         1.74    0.65 - 0.90        9.52 - 9.85
                                          2003     30,079   0.777 - 0.850     24,303         1.80    0.65 - 0.90      27.06 - 27.36
                                          2002     14,663   0.611 - 0.669      9,283         2.68    0.65 - 0.90  (22.93) - (22.77)
                                          2001      7,428   0.792 - 0.868      6,119         0.88    0.65 - 0.90  (12.94) - (12.64)

  Fundamental Value Portfolio             2005     15,553   1.262 - 2.505     26,845         0.93    0.65 - 0.90        3.81 - 4.08
                                          2004     16,372   1.215 - 2.413     27,150         0.71    0.65 - 0.90        7.24 - 7.54
                                          2003     14,196   1.132 - 2.250     21,724         0.67    0.65 - 0.90      37.38 - 37.68
                                          2002     12,357   0.824 - 1.637     13,670         1.25    0.65 - 0.90  (22.01) - (21.81)
                                          2001      6,243   1.055 - 2.099      8,460         0.70    0.65 - 0.90    (6.14) - (5.87)
JANUS ASPEN SERIES
  Global Technology Portfolio - Service
  Shares                                  2005      4,346   0.388 - 0.393      1,698            -    0.65 - 0.90      10.42 - 11.02
                                          2004      4,597   0.351 - 0.355      1,623            -    0.65 - 0.90             (0.28)
                                          2003      4,395   0.352 - 0.356      1,556            -    0.65 - 0.90      45.31 - 45.49
                                          2002      2,957   0.242 - 0.245        720            -    0.65 - 0.90  (41.55) - (41.20)
                                          2001      2,766   0.414 - 0.419      1,150         0.48    0.65 - 0.90  (37.84) - (37.78)

  Mid Cap Growth Portfolio - Service
    Shares                                2005     14,423   0.503 - 0.511      7,310            -    0.65 - 0.90      11.09 - 11.28
                                          2004     14,663   0.452 - 0.460      6,682            -    0.65 - 0.90      19.26 - 19.95
                                          2003     11,132   0.379 - 0.385      4,242            -    0.65 - 0.90      33.68 - 33.92
                                          2002      9,079   0.283 - 0.288      2,585            -    0.65 - 0.90  (28.89) - (28.57)
                                          2001      7,291   0.398 - 0.405      2,913            -    0.65 - 0.90  (40.09) - (40.00)

  Worldwide Growth Portfolio - Service
    Shares                                2005      9,952   0.601 - 0.623      6,105         1.23    0.65 - 0.90        4.70 - 4.88
                                          2004      9,897   0.574 - 0.594      5,802         0.95    0.65 - 0.90        3.52 - 3.85
                                          2003      9,176   0.554 - 0.572      5,188         0.86    0.65 - 0.90      22.57 - 23.01
                                          2002      8,985   0.452 - 0.465      4,142         0.64    0.65 - 0.90  (26.38) - (26.19)
                                          2001      7,050   0.614 - 0.630      4,407         0.35    0.65 - 0.90  (23.35) - (23.17)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio   2005      1,362   1.573 - 1.583      2,145            -    0.65 - 0.90        3.08 - 3.33
                                          2004      1,519   1.526 - 1.532      2,321            -    0.65 - 0.90      13.87 - 14.16
                                          2003      1,072   1.340 - 1.342      1,437            -    0.65 - 0.90      18.24 - 22.04

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio -
    Administrative Class                  2005        479   1.004 - 1.006        481         2.04    0.65 - 0.90        0.40 - 0.60

  Total Return Portfolio -
    Administrative Class                  2005     21,697   1.242 - 1.272     27,198         3.42    0.65 - 0.90        1.55 - 1.84
                                          2004     21,115   1.223 - 1.249     26,060         1.88    0.65 - 0.90        3.94 - 4.17
                                          2003     19,781   1.176 - 1.199     23,489         2.81    0.65 - 0.90        4.07 - 4.35
                                          2002     13,369   1.130 - 1.149     15,240         4.05    0.65 - 0.90        8.03 - 8.40
                                          2001      2,064   1.046 - 1.060      2,185         2.44    0.65 - 0.90        1.45 - 5.69
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                       2005      3,648   1.458 - 1.472      5,338         0.21    0.65 - 0.90        6.66 - 6.98
                                          2004      2,601   1.367 - 1.376      3,564         0.31    0.65 - 0.90      20.65 - 20.91
                                          2003      1,147   1.133 - 1.138      1,302         0.24    0.65 - 0.90      35.85 - 36.29
                                          2002        198   0.834 - 0.835        165         0.07    0.65 - 0.90   (12.76) - (2.46)
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                       2005        184   0.846 - 0.862        158            -    0.65 - 0.90        6.28 - 6.55
                                          2004        192   0.796 - 0.809        155            -    0.65 - 0.90        6.64 - 6.87
                                          2003        239   0.746 - 0.757        180            -    0.65 - 0.90      30.88 - 31.20
                                          2002        148   0.570 - 0.577         85            -    0.65 - 0.90  (30.22) - (25.39)
                                          2001         75   0.824 - 0.825         61            -    0.65 - 0.85  (18.40) - (11.40)
  Putnam VT International Equity Fund -
    Class IB Shares                       2005      4,765   1.156 - 1.199      5,611         1.44    0.65 - 0.90      11.22 - 11.57
                                          2004      4,915   1.039 - 1.078      5,202         1.63    0.65 - 0.90      15.17 - 15.45
                                          2003      6,466   0.902 - 0.936      5,939         0.74    0.65 - 0.90      27.35 - 27.61
                                          2002      4,299   0.707 - 0.735      3,096         0.59    0.65 - 0.90  (18.45) - (18.20)
                                          2001        533   0.867 - 0.901        464            -    0.65 - 0.90   (13.99) - (2.07)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                             2005      2,577   1.485 - 1.499      3,839         0.16    0.65 - 0.90        6.07 - 6.31
                                          2004      2,262   1.400 - 1.410      3,176         0.27    0.65 - 0.90      25.11 - 25.44
                                          2003      1,439   1.119 - 1.124      1,613         0.32    0.65 - 0.90      48.21 - 48.68
                                          2002        487   0.755 - 0.756        368            -    0.65 - 0.90   (26.63) - (9.58)
SCUDDER INVESTMENT VIT FUNDS

  Small Cap Index Fund - Class A Shares   2005      9,135   1.309 - 1.505     12,947         0.61    0.65 - 0.90        3.29 - 3.60
                                          2004      9,595   1.266 - 1.457     13,152         0.42    0.65 - 0.90      16.75 - 16.94
                                          2003      9,519   1.084 - 1.248     11,163         0.85    0.65 - 0.90      45.11 - 45.60
                                          2002      5,172   0.747 - 0.860      4,161         0.79    0.65 - 0.90  (21.32) - (21.14)
                                          2001      2,904   0.948 - 1.093      3,012         0.82    0.65 - 0.90        1.17 - 1.39
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                  2005        684   1.073 - 1.078        735         0.48    0.65 - 0.90        4.28 - 4.56
                                          2004        256   1.029 - 1.031        264         0.77    0.65 - 0.90        5.00 - 9.91
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value     2005        409   1.057 - 1.062        433         1.68    0.65 - 0.90        3.22 - 3.61
                                          2004        125   1.024 - 1.025        128         1.55    0.65 - 0.90        3.12 - 7.22

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST
  AIM Capital Appreciation Portfolio      2005     10,108   0.680 - 1.431     10,341         0.22    0.65 - 0.90        7.76 - 8.02
                                          2004     10,452   0.630 - 1.328      9,975         0.14    0.65 - 0.90        5.53 - 5.82
                                          2003     10,167   0.597 - 1.258      9,370            -    0.65 - 0.90      28.11 - 28.42
                                          2002     10,034   0.466 - 0.982      7,189            -    0.65 - 0.90  (24.58) - (24.39)
                                          2001      8,451   0.617 - 1.302      8,347            -    0.65 - 0.90  (24.43) - (24.24)

  Convertible Securities Portfolio        2005      3,037   1.153 - 1.164      3,515         2.66    0.65 - 0.90    (0.52) - (0.26)
                                          2004      2,879   1.159 - 1.167      3,348         2.59    0.65 - 0.90        5.33 - 5.61
                                          2003      1,740   1.099 - 1.107      1,919         3.79    0.65 - 0.90      25.08 - 25.43
                                          2002      1,029   0.878 - 0.885        906         9.15    0.65 - 0.90    (7.81) - (7.56)
                                          2001        438   0.952 - 0.960        418         1.45    0.65 - 0.90    (3.83) - (1.23)

  Equity Income Portfolio                 2005      9,150   1.176 - 1.201     10,845            -    0.65 - 0.90        3.52 - 3.71
                                          2004      9,771   1.136 - 1.158     11,170         1.32    0.65 - 0.90        8.91 - 9.25
                                          2003      9,273   1.043 - 1.060      9,729         1.15    0.65 - 0.90      30.05 - 30.22
                                          2002      5,156   0.802 - 0.814      4,166         1.45    0.65 - 0.90  (14.77) - (14.50)
                                          2001      1,236   0.941 - 0.952      1,173         2.80    0.65 - 0.90    (5.94) - (2.18)

  Large Cap Portfolio                     2005      2,353   0.950 - 0.962      2,245            -    0.65 - 0.90        7.71 - 7.97
                                          2004      2,303   0.882 - 0.891      2,039         0.88    0.65 - 0.90        5.50 - 5.82
                                          2003      1,985   0.836 - 0.842      1,663         0.49    0.65 - 0.90      23.49 - 23.82
                                          2002      1,278   0.677 - 0.680        866         0.70    0.65 - 0.90  (23.50) - (23.25)
                                          2001        404   0.884 - 0.886        358         1.14    0.65 - 0.90   (10.52) - (8.85)

  Managed Allocation Series:
    Aggressive Portfolio                  2005         50   1.119 - 1.120         56            -    0.65 - 0.90      11.90 - 12.00
  Managed Allocation Series:
    Conservative Portfolio                2005         12           1.036         12         0.74           0.85               3.60
  Managed Allocation Series:
    Moderate-Aggressive Portfolio         2005      1,646   1.091 - 1.093      1,796         1.56    0.65 - 0.90        9.10 - 9.30
  Managed Allocation Series:
    Moderate-Conservative Portfolio       2005         65   1.057 - 1.059         69         1.03    0.65 - 0.90        5.70 - 5.90

  MFS Mid Cap Growth Portfolio            2005      3,676   0.628 - 0.634      2,318            -    0.65 - 0.90        2.10 - 2.42
                                          2004      3,777   0.615 - 0.619      2,329            -    0.65 - 0.90      12.98 - 13.37
                                          2003      3,868   0.543 - 0.547      2,106            -    0.65 - 0.90      35.75 - 36.16
                                          2002      2,281   0.400 - 0.402        914            -    0.65 - 0.90  (49.37) - (49.18)
                                          2001        647   0.788 - 0.794        511            -    0.65 - 0.90     (25.80) - 4.06

  MFS Total Return Portfolio              2005     15,762   1.368 - 2.332     26,395         2.33    0.65 - 0.90        2.01 - 2.29
                                          2004     13,830   1.340 - 2.286     22,420         2.85    0.65 - 0.90      10.49 - 10.73
                                          2003     12,551   1.212 - 2.069     18,724         2.52    0.65 - 0.90      15.46 - 15.73
                                          2002     10,448   1.049 - 1.792     13,520         6.99    0.65 - 0.90    (6.13) - (5.80)
                                          2001      6,563   1.117 - 1.909      9,433         2.64    0.65 - 0.90    (0.89) - (0.71)

  MFS Value Portfolio                     2005        237   1.079 - 1.081        256         2.30    0.65 - 0.90        7.90 - 8.10

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Pioneer Fund Portfolio                  2005        605   1.386 - 1.803      1,018            -    0.65 - 0.90        5.01 - 5.29
                                          2004        578   1.319 - 1.717        934         0.94    0.65 - 0.90      10.13 - 10.43
                                          2003        585   1.197 - 1.559        876         1.62    0.65 - 0.90       8.51 - 22.66
                                          2002        475           1.271        604         7.98           0.90            (30.81)
                                          2001        363           1.837        667         1.92           0.90            (23.71)

  Pioneer Strategic Income Portfolio      2005      5,112   1.436 - 1.452      7,388         4.43    0.65 - 0.90        2.70 - 2.98
                                          2004      4,282   1.397 - 1.410      6,021         7.43    0.65 - 0.90       9.99 - 10.24
                                          2003      3,872   1.270 - 1.281      4,952         9.41    0.65 - 0.90      18.39 - 18.76
                                          2002      3,098   1.071 - 1.082      3,342        26.72    0.65 - 0.90        4.90 - 5.18
                                          2001      1,856   1.021 - 1.031      1,908         7.97    0.65 - 0.90        3.31 - 3.54

  Strategic Equity Portfolio              2005     11,368   0.683 - 1.903     14,405         0.62    0.65 - 0.90        1.12 - 1.47
                                          2004     11,840   0.675 - 1.882     14,802         1.46    0.65 - 0.90        9.22 - 9.49
                                          2003     11,659   0.618 - 1.723     13,560            -    0.65 - 0.90      31.33 - 31.50
                                          2002     10,727   0.470 - 1.312      9,779         0.61    0.65 - 0.90  (34.17) - (33.94)
                                          2001     10,229   0.714 - 1.993     14,506         0.19    0.65 - 0.90  (14.13) - (13.94)

  Style Focus Series: Small Cap Growth
    Portfolio                             2005         83   1.147 - 1.149         95            -    0.65 - 0.90      14.70 - 14.90

  U.S. Government Securities Portfolio    2005     10,488   1.429 - 1.986     18,478            -    0.65 - 0.90        3.38 - 3.66
                                          2004     10,167   1.382 - 1.921     17,339         4.65    0.65 - 0.90        5.20 - 5.45
                                          2003      9,249   1.313 - 1.826     15,087         5.41    0.65 - 0.90        1.78 - 2.08
                                          2002      7,361   1.289 - 1.794     11,885         8.30    0.65 - 0.90      12.62 - 12.90
                                          2001      3,389   1.144 - 1.593      4,559         4.21    0.65 - 0.90        4.87 - 5.13

TRAVELERS SERIES FUND INC.
  Smith Barney Aggressive Growth
    Portfolio                             2005     12,227   0.983 - 1.039     12,388            -    0.65 - 0.90      10.57 - 11.00
                                          2004     12,224   0.889 - 0.936     11,191            -    0.65 - 0.90        8.95 - 9.22
                                          2003     11,128   0.816 - 0.857      9,336            -    0.65 - 0.90      33.33 - 33.70
                                          2002      9,094   0.612 - 0.641      5,719            -    0.65 - 0.90  (33.23) - (33.16)
                                          2001      2,886   0.916 - 0.959      2,747            -    0.65 - 0.90     (10.87) - 0.00

  Smith Barney High Income Portfolio      2005      7,777   1.195 - 1.491     10,674        12.84    0.65 - 0.90        1.71 - 1.94
                                          2004      7,904   1.174 - 1.466     10,692        10.06    0.65 - 0.90        9.40 - 9.72
                                          2003     10,051   1.072 - 1.340     12,701        21.08    0.65 - 0.90      26.42 - 26.76
                                          2002      2,407   0.848 - 1.060      2,227        27.24    0.65 - 0.90    (4.16) - (3.95)
                                          2001      1,673   0.884 - 1.106      1,664        11.61    0.65 - 0.90    (5.94) - (4.54)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney International All Cap
    Growth Portfolio                      2005        620   0.955 - 0.999        602         1.44    0.65 - 0.90      10.75 - 10.93
                                          2004        611   0.862 - 0.902        535         1.00    0.65 - 0.90      16.69 - 17.12
                                          2003        717   0.738 - 0.773        543         1.35    0.65 - 0.90      26.31 - 26.62
                                          2002        405   0.584 - 0.612        242         1.34    0.65 - 0.90  (26.35) - (26.10)
                                          2001         75   0.792 - 0.831         61            -    0.65 - 0.90     (11.51) - 7.09

  Smith Barney Large Cap Value Portfolio  2005      9,389   1.107 - 1.893     12,742         1.61    0.65 - 0.90        5.52 - 5.77
                                          2004      9,765   1.048 - 1.794     12,668         2.01    0.65 - 0.90        9.62 - 9.98
                                          2003      8,922   0.956 - 1.636     10,797         1.89    0.65 - 0.90      26.43 - 26.75
                                          2002      8,176   0.755 - 1.294      7,781         4.20    0.65 - 0.90  (26.06) - (25.88)
                                          2001      6,132   1.021 - 1.750      8,307         1.40    0.65 - 0.90    (9.00) - (8.82)

  Smith Barney Large Capitalization
    Growth Portfolio                      2005     15,367   0.855 - 0.872     13,238         0.13    0.65 - 0.90        4.27 - 4.56
                                          2004     17,669   0.820 - 0.834     14,584         0.40    0.65 - 0.90    (0.61) - (0.24)
                                          2003     15,108   0.825 - 0.836     12,532         0.03    0.65 - 0.90      46.28 - 46.67
                                          2002      9,497   0.564 - 0.570      5,386         0.40    0.65 - 0.90  (25.49) - (25.29)
                                          2001      6,518   0.756 - 0.763      4,954            -    0.65 - 0.90  (13.40) - (13.10)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares    2005      1,476   1.521 - 1.531      2,253         0.71    0.65 - 0.90        3.19 - 3.45
                                          2004        640   1.474 - 1.480        945         0.57    0.65 - 0.90      16.34 - 16.63
                                          2003        243   1.267 - 1.269        308            -    0.65 - 0.90      11.83 - 14.22

  Emerging Growth Portfolio - Class I
    Shares                                2005      1,919   0.793 - 0.814      1,529         0.25    0.65 - 0.90        6.96 - 7.23
                                          2004      1,870   0.741 - 0.761      1,391            -    0.65 - 0.90        6.01 - 6.41
                                          2003      1,722   0.699 - 0.717      1,206            -    0.65 - 0.90      26.23 - 26.49
                                          2002      1,327   0.553 - 0.568        736         0.26    0.65 - 0.90  (33.05) - (29.44)
                                          2001        521   0.826 - 0.828        431            -    0.65 - 0.85  (16.31) - (12.01)
VANGUARD (R) VARIABLE INSURANCE FUND
  Vanguard Variable Insurance Fund
    Mid-Cap Index Portfolio               2005        906   1.186 - 1.188      1,075            -    0.65 - 0.90      18.60 - 18.80
  Vanguard Variable Insurance Fund Total
    Stock Market Index Portfolio          2005        363   1.115 - 1.117        405            -    0.65 - 0.90      11.50 - 11.70
VARIABLE INSURANCE PRODUCTS FUND
  Asset Manager SM Portfolio - Initial
    Class                                 2005      1,189   1.042 - 1.877      1,935         2.81    0.65 - 0.90        3.13 - 3.33
                                          2004      1,307   1.010 - 1.820      2,082         2.80    0.65 - 0.90        4.54 - 4.83
                                          2003      1,475   0.966 - 1.741      2,310         3.71    0.65 - 0.90      16.92 - 17.23
                                          2002      1,496   0.826 - 1.489      2,015         3.81    0.65 - 0.90    (9.54) - (9.29)
                                          2001      1,438   0.913 - 1.646      2,170         3.61    0.65 - 0.90    (4.97) - (4.79)

  Contrafund(R) Portfolio - Service
    Class                                 2005      9,371   1.430 - 1.462     13,509         0.19    0.65 - 0.90      15.79 - 16.12
                                          2004      8,601   1.235 - 1.259     10,693         0.22    0.65 - 0.90      14.25 - 14.56
                                          2003      5,661   1.081 - 1.099      6,151         0.16    0.65 - 0.90      27.18 - 27.49
                                          2002      1,682   0.850 - 0.862      1,438         0.23    0.65 - 0.90   (10.15) - (9.93)
                                          2001        304   0.946 - 0.957        290            -    0.65 - 0.90      (4.78) - 0.42

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND
(CONTINUED)
  Equity - Income Portfolio -
    Initial Class                         2005      4,813   1.275 - 2.861     11,049         1.61    0.65 - 0.90        4.91 - 5.14
                                          2004      5,218   1.215 - 2.727     11,304         1.51    0.65 - 0.90      10.54 - 10.85
                                          2003      5,141   1.098 - 2.467      9,968         1.75    0.65 - 0.90      29.16 - 29.51
                                          2002      5,171   0.850 - 1.910      7,519         1.66    0.65 - 0.90  (17.67) - (17.49)
                                          2001      7,392   1.032 - 2.320     14,521         1.29    0.65 - 0.90    (5.84) - (5.57)

  Growth Portfolio - Initial Class        2005      7,469   0.684 - 2.425     12,936         0.49    0.65 - 0.90        4.89 - 5.02
                                          2004      7,613   0.652 - 2.312     12,487         0.26    0.65 - 0.90        2.44 - 2.81
                                          2003      7,262   0.636 - 2.257     11,595         0.27    0.65 - 0.90      31.68 - 31.96
                                          2002      7,634   0.483 - 1.714      8,932         0.24    0.65 - 0.90  (30.75) - (30.60)
                                          2001      7,210   0.696 - 2.475     12,150         0.07    0.65 - 0.90  (18.41) - (18.15)

  High Income Portfolio - Initial Class   2005      1,522   1.015 - 1.469      1,989        15.05    0.65 - 0.90        1.80 - 1.99
                                          2004      1,742   0.997 - 1.443      2,259         8.32    0.65 - 0.90        8.58 - 8.87
                                          2003      1,804   0.917 - 1.329      2,170         6.66    0.65 - 0.90      26.13 - 26.58
                                          2002      1,603   0.727 - 1.053      1,482        10.07    0.65 - 0.90        2.43 - 2.67
                                          2001      1,557   0.709 - 1.028      1,411         9.94    0.65 - 0.90  (12.51) - (12.22)

  Mid Cap Portfolio - Service Class 2     2005      2,849   2.048 - 2.062      5,848            -    0.65 - 0.90      16.96 - 17.29
                                          2004      1,469   1.751 - 1.758      2,575            -    0.65 - 0.90      23.55 - 23.80
                                          2003        563   1.417 - 1.420        798            -    0.65 - 0.90      23.91 - 26.63

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                 DREYFUS STOCK
                                                       CAPITAL                   INDEX FUND -                    MANAGED
                                                 APPRECIATION FUND              INITIAL SHARES                 ASSETS TRUST
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................    12,912,512     12,660,678      9,918,439     10,212,212      3,156,393      2,814,344
Units purchased and transferred from
  other funding options ..................     3,035,013      3,191,222      1,770,038      1,857,261        786,912      1,146,138
Units redeemed and transferred to
  other funding options ..................    (2,778,115)    (2,939,388)    (1,624,796)    (2,151,034)      (719,540)      (804,089)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................    13,169,410     12,912,512     10,063,681      9,918,439      3,223,765      3,156,393
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                              ALLIANCEBERNSTEIN
                                                                                                                  LARGE-CAP
                                                       MONEY                       THE MERGER                GROWTH PORTFOLIO -
                                                 MARKET PORTFOLIO                   FUND VL                        CLASS B
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................    28,562,504     37,379,882      1,185,760             --      1,759,724      1,836,943
Units purchased and transferred from
  other funding options ..................    21,351,536     24,972,961      3,789,036      1,214,209        356,789        440,556
Units redeemed and transferred to
  other funding options ..................   (18,941,233)   (33,790,339)      (154,025)       (28,449)      (285,862)      (517,775)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................    30,972,807     28,562,504      4,820,771      1,185,760      1,830,651      1,759,724
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      GLOBAL                                                     GROWTH-INCOME
                                                  GROWTH FUND -                   GROWTH FUND -                     FUND -
                                                  CLASS 2 SHARES                 CLASS 2 SHARES                 CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................     6,202,278      3,799,652     29,699,378     23,572,849     15,252,474     12,770,862
Units purchased and transferred from
  other funding options ..................     2,156,081      2,981,305      7,065,872     10,363,312      4,563,028      5,111,626
Units redeemed and transferred to
  other funding options ..................    (1,097,735)      (578,679)    (4,316,495)    (4,236,783)    (2,769,029)    (2,630,014)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................     7,260,624      6,202,278     32,448,755     29,699,378     17,046,473     15,252,474
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    CREDIT SUISSE                  DELAWARE VIP                   DREYFUS VIF -
                                                   TRUST EMERGING                 REIT SERIES -             APPRECIATION PORTFOLIO -
                                                 MARKETS PORTFOLIO                STANDARD CLASS                 INITIAL SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................     1,180,317        617,533        800,914             --        301,395        142,222
Units purchased and transferred from
  other funding options ..................       293,035      1,511,418      1,022,118        830,930         95,869        188,615
Units redeemed and transferred to
  other funding options ..................      (284,541)      (948,634)      (497,612)       (30,016)       (39,718)       (29,442)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................     1,188,811      1,180,317      1,325,420        800,914        357,546        301,395
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                     FRANKLIN
                                                    DREYFUS VIF -                 SMALL-MID CAP
                                                     DEVELOPING                       GROWTH                    MUTUAL SHARES
                                                LEADERS PORTFOLIO -             SECURITIES FUND -             SECURITIES FUND -
                                                   INITIAL SHARES                 CLASS 2 SHARES               CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................     9,804,331      8,449,592      4,674,944      3,579,476      1,228,969        720,403
Units purchased and transferred from
  other funding options ..................     1,102,631      2,528,342        923,282      1,790,796        662,230        599,938
Units redeemed and transferred to
  other funding options ..................    (1,589,255)    (1,173,603)      (688,225)      (695,328)      (281,497)       (91,372)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................     9,317,707      9,804,331      4,910,001      4,674,944      1,609,702      1,228,969
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                 TEMPLETON DEVELOPING           TEMPLETON FOREIGN              TEMPLETON GLOBAL
                                              MARKETS SECURITIES FUND -        SECURITIES FUND -           ASSET ALLOCATION FUND -
                                                    CLASS 2 SHARES               CLASS 2 SHARES                CLASS 1 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................        84,666             --      4,364,482      1,012,134        596,635        626,886
Units purchased and transferred from
  other funding options ..................     1,703,356         88,422      3,057,935      3,464,580        120,331        110,911
Units redeemed and transferred to
  other funding options ..................      (146,882)        (3,756)      (337,018)      (112,232)       (97,394)      (141,162)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................     1,641,140         84,666      7,085,399      4,364,482        619,572        596,635
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                   TEMPLETON GLOBAL               TEMPLETON GROWTH
                                               INCOME SECURITIES FUND -          SECURITIES FUND -              GOLDMAN SACHS
                                                    CLASS 1 SHARES                 CLASS 1 SHARES            CAPITAL GROWTH FUND
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................       361,273        733,190      4,016,332      3,728,418      2,878,818      2,919,251
Units purchased and transferred from
  other funding options ..................       112,305         81,108      1,062,847      1,104,165        135,258        517,529
Units redeemed and transferred to
  other funding options ..................       (63,749)      (453,025)      (750,261)      (816,251)       (90,773)      (557,962)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................       409,829        361,273      4,328,918      4,016,332      2,923,303      2,878,818
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                       EQUITY                                                       GLOBAL
                                                 INDEX PORTFOLIO -                  FUNDAMENTAL            TECHNOLOGY PORTFOLIO -
                                                   CLASS I SHARES                VALUE PORTFOLIO               SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................    33,690,056     30,078,913     16,372,459     14,195,902      4,597,392      4,395,499
Units purchased and transferred from
  other funding options ..................     5,501,364      8,803,503      2,342,067      4,226,858        952,375      2,131,541
Units redeemed and transferred to
  other funding options ..................    (5,294,653)    (5,192,360)    (3,161,533)    (2,050,301)    (1,203,585)    (1,929,648)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................    33,896,767     33,690,056     15,552,993     16,372,459      4,346,182      4,597,392
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                        MID CAP                    WORLDWIDE
                                                  GROWTH PORTFOLIO -          GROWTH PORTFOLIO -              LAZARD RETIREMENT
                                                    SERVICE SHARES              SERVICE SHARES               SMALL CAP PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................    14,662,637     11,131,807      9,897,156      9,176,194      1,519,373      1,071,877
Units purchased and transferred from
  other funding options ..................     3,042,738      5,548,911      1,913,821      2,644,240        485,307        582,609
Units redeemed and transferred to
  other funding options ..................    (3,282,857)    (2,018,081)    (1,859,212)    (1,923,278)      (642,801)      (135,113)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................    14,422,518     14,662,637      9,951,765      9,897,156      1,361,879      1,519,373
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                               PIONEER MID CAP
                                               REAL RETURN PORTFOLIO -       TOTAL RETURN PORTFOLIO -       VALUE VCT PORTFOLIO -
                                                ADMINISTRATIVE CLASS           ADMINISTRATIVE CLASS            CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................            --             --     21,115,337     19,781,459      2,600,876      1,147,439
Units purchased and transferred from
  other funding options ..................       537,815             --      4,054,250      6,298,942      1,580,280      1,988,516
Units redeemed and transferred to
  other funding options ..................       (59,305)            --     (3,472,742)    (4,965,064)      (532,695)      (535,079)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................       478,510             --     21,696,845     21,115,337      3,648,461      2,600,876
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      PUTNAM VT                      PUTNAM VT                   PUTNAM VT
                                                     DISCOVERY                    INTERNATIONAL                  SMALL CAP
                                                   GROWTH FUND -                  EQUITY FUND -                VALUE FUND -
                                                  CLASS IB SHARES                CLASS IB SHARES              CLASS IB SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................       191,904        238,723      4,915,215      6,466,341      2,262,268      1,439,262
Units purchased and transferred from
  other funding options ..................        36,424         42,850        531,507        769,870      1,116,044      1,452,148
Units redeemed and transferred to
  other funding options ..................       (43,834)       (89,669)      (681,317)    (2,320,996)      (801,339)      (629,142)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................       184,494        191,904      4,765,405      4,915,215      2,576,973      2,262,268
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                   MULTIPLE
                                                    EAFE(R) EQUITY                  SMALL CAP               DISCIPLINE PORTFOLIO -
                                                    INDEX FUND -                   INDEX FUND -                    ALL CAP
                                                   CLASS A SHARES                 CLASS A SHARES              GROWTH AND VALUE
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................     9,000,483      7,042,096      9,595,175      9,519,027        256,100             --
Units purchased and transferred from
  other funding options ..................     1,367,247      3,781,709      1,833,774      2,753,229        526,349        267,260
Units redeemed and transferred to
  other funding options ..................   (10,367,730)    (1,823,322)    (2,294,175)    (2,677,081)       (98,700)       (11,160)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................            --      9,000,483      9,134,774      9,595,175        683,749        256,100
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                       MULTIPLE
                                                DISCIPLINE PORTFOLIO -
                                                   BALANCED ALL CAP                AIM CAPITAL                    CONVERTIBLE
                                                   GROWTH AND VALUE          APPRECIATION PORTFOLIO          SECURITIES PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................       125,369             --     10,452,034     10,166,815      2,878,584      1,739,858
Units purchased and transferred from
  other funding options ..................       333,673        133,855      1,848,008      2,721,067        847,160      1,566,233
Units redeemed and transferred to
  other funding options ..................       (50,368)        (8,486)    (2,192,001)    (2,435,848)      (688,844)      (427,507)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................       408,674        125,369     10,108,041     10,452,034      3,036,900      2,878,584
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                     MANAGED
                                                       EQUITY                        LARGE CAP                 ALLOCATION SERIES:
                                                  INCOME PORTFOLIO                  PORTFOLIO                 AGGRESSIVE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................     9,771,086      9,272,582      2,303,348      1,984,871             --             --
Units purchased and transferred from
  other funding options ..................     1,409,050      2,445,699        427,861        645,525         53,563             --
Units redeemed and transferred to
  other funding options ..................    (2,029,697)    (1,947,195)      (378,084)      (327,048)        (3,801)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................     9,150,439      9,771,086      2,353,125      2,303,348         49,762             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                     MANAGED                        MANAGED
                                                        MANAGED                ALLOCATION SERIES:             ALLOCATION SERIES:
                                                  ALLOCATION SERIES:          MODERATE-AGGRESSIVE            MODERATE-CONSERVATIVE
                                                CONSERVATIVE PORTFOLIO             PORTFOLIO                       PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................            --             --             --             --             --             --
Units purchased and transferred from
  other funding options ..................        11,935             --      1,680,845             --         66,790             --
Units redeemed and transferred to
  other funding options ..................          (137)            --        (35,171)            --         (1,657)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................        11,798             --      1,645,674             --         65,133             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    MFS MID CAP                     MFS TOTAL                      MFS VALUE
                                                 GROWTH PORTFOLIO               RETURN PORTFOLIO                   PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................     3,776,624      3,867,925     13,829,659     12,551,449             --             --
Units purchased and transferred from
  other funding options ..................       779,760      1,731,041      4,108,216      3,609,147        245,180             --
Units redeemed and transferred to
  other funding options ..................      (880,307)    (1,822,342)    (2,175,931)    (2,330,937)        (8,021)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................     3,676,077      3,776,624     15,761,944     13,829,659        237,159             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    PIONEER FUND                 PIONEER STRATEGIC               STRATEGIC EQUITY
                                                     PORTFOLIO                   INCOME PORTFOLIO                   PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................       578,119        585,404      4,282,300      3,872,081     11,840,025     11,659,057
Units purchased and transferred from
  other funding options ..................       114,475        139,639      1,363,135      1,269,673      2,161,389      2,716,079
Units redeemed and transferred to
  other funding options ..................       (87,582)      (146,924)      (533,863)      (859,454)    (2,633,282)    (2,535,111)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................       605,012        578,119      5,111,572      4,282,300     11,368,132     11,840,025
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                         STYLE
                                                    FOCUS SERIES:                                                 ZERO COUPON
                                                      SMALL CAP                  U.S. GOVERNMENT                   BOND FUND
                                                   GROWTH PORTFOLIO           SECURITIES PORTFOLIO           PORTFOLIO SERIES 2005
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................            --             --     10,166,948      9,248,637      1,139,090      1,067,779
Units purchased and transferred from
  other funding options ..................       114,293             --      2,143,875      2,498,323        114,538        168,121
Units redeemed and transferred to
  other funding options ..................       (31,445)            --     (1,822,879)    (1,580,012)    (1,253,628)       (96,810)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................        82,848             --     10,487,944     10,166,948             --      1,139,090
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    SMITH BARNEY                                                   SMITH BARNEY
                                                     AGGRESSIVE                    SMITH BARNEY               INTERNATIONAL ALL CAP
                                                  GROWTH PORTFOLIO            HIGH INCOME PORTFOLIO             GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................    12,224,416     11,127,526      7,904,457     10,050,503        610,972        716,986
Units purchased and transferred from
  other funding options ..................     1,819,512      2,935,485      4,913,631      7,246,634        107,192        151,939
Units redeemed and transferred to
  other funding options ..................    (1,817,394)    (1,838,595)    (5,041,164)    (9,392,680)       (98,310)      (257,953)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................    12,226,534     12,224,416      7,776,924      7,904,457        619,854        610,972
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    SMITH BARNEY                SMITH BARNEY LARGE
                                                     LARGE CAP                    CAPITALIZATION               COMSTOCK PORTFOLIO -
                                                  VALUE PORTFOLIO                GROWTH PORTFOLIO                CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................     9,764,931      8,922,044     17,668,635     15,107,867        639,875        242,959
Units purchased and transferred from
  other funding options ..................     1,531,865      2,546,894      2,474,369      5,600,729      1,221,232        496,749
Units redeemed and transferred to
  other funding options ..................    (1,908,281)    (1,704,007)    (4,775,801)    (3,039,961)      (385,062)       (99,833)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................     9,388,515      9,764,931     15,367,203     17,668,635      1,476,045        639,875
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                              VANGUARD VARIABLE
                                                    EMERGING                   VANGUARD VARIABLE            INSURANCE FUND TOTAL
                                               GROWTH PORTFOLIO -               INSURANCE FUND                  STOCK MARKET
                                                 CLASS I SHARES            MID-CAP INDEX PORTFOLIO             INDEX PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................     1,869,620      1,721,825             --             --             --             --
Units purchased and transferred from
  other funding options ..................       383,383        582,374        919,429             --        390,218             --
Units redeemed and transferred to
  other funding options ..................      (334,297)      (434,579)       (13,642)            --        (26,979)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................     1,918,706      1,869,620        905,787             --        363,239             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                  ASSET MANAGER                                                    EQUITY -
                                                 SM PORTFOLIO -             CONTRAFUND(R) PORTFOLIO -          INCOME PORTFOLIO -
                                                 INITIAL CLASS                  SERVICE CLASS                   INITIAL CLASS
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................     1,307,375      1,474,879      8,601,369      5,660,605      5,217,940      5,141,362
Units purchased and transferred from
  other funding options ..................       119,677        174,656      2,073,255      3,620,993        612,655        912,110
Units redeemed and transferred to
  other funding options ..................      (238,207)      (342,160)    (1,303,351)      (680,229)    (1,017,122)      (835,532)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................     1,188,845      1,307,375      9,371,273      8,601,369      4,813,473      5,217,940
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                 GROWTH PORTFOLIO -           HIGH INCOME PORTFOLIO -          MID CAP PORTFOLIO -
                                                   INITIAL CLASS                  INITIAL CLASS                  SERVICE CLASS 2
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Units beginning of year ..................     7,612,876      7,262,473      1,741,736      1,803,769      1,468,786        562,666
Units purchased and transferred from
  other funding options ..................     1,429,606      1,666,448        140,418        214,308      1,724,839      1,224,178
Units redeemed and transferred to
  other funding options ..................    (1,573,494)    (1,316,045)      (359,677)      (276,341)      (344,195)      (318,058)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Units end of year ........................     7,468,988      7,612,876      1,522,477      1,741,736      2,849,430      1,468,786
                                             ===========    ===========    ===========    ===========    ===========    ===========

                              INDEPENDENT AUDITORS
                              --------------------

                              DELOITTE & TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                              Hartford, Connecticut

ULII (Annual) (12-05) Printed in U.S.A.

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-8
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-57
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-58
  Schedule IV -- Consolidated Reinsurance...................  F-60

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Life and Annuity Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Life and Annuity Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Life and Annuity Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
---------------------------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Life and Annuity Company:

     We have audited the accompanying balance sheet of The Travelers Life and Annuity Company as of December 31, 2004 (PREDECESSOR) and the related statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP
---------------------------------------------------------
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Life and Annuity Company:

     Under date of March 28, 2005, we reported on the balance sheet of The Travelers Life and Annuity Company as of December 31, 2004 (PREDECESSOR) and the related statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP
---------------------------------------------------------
KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR       PREDECESSOR
                                                              ------------   ---------------
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2005            2004
                                                              ------------   ---------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $6,158 and $5,929, respectively)......    $ 6,055          $ 6,261
  Equity securities available-for-sale, at fair value (cost:
     $4 and $23, respectively)..............................          4               26
  Mortgage loans on real estate.............................        258              212
  Policy loans..............................................         37               32
  Other limited partnership interests.......................         73              219
  Short-term investments....................................         57              420
  Other invested assets.....................................        333              159
                                                                -------          -------
     Total investments......................................      6,817            7,329
Cash and cash equivalents...................................        233                1
Accrued investment income...................................         69               84
Premiums and other receivables..............................        201              242
Deferred policy acquisition costs and value of business
  acquired..................................................      1,777            1,533
Goodwill....................................................        243               --
Current income tax recoverable..............................         20               --
Deferred income tax assets..................................         90               --
Other assets................................................         22                5
Separate account assets.....................................     12,179           11,631
                                                                -------          -------
     Total assets...........................................    $21,651          $20,825
                                                                =======          =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $ 1,740          $ 1,073
  Policyholder account balances.............................      5,688            5,227
  Other policyholder funds..................................         68                6
  Current income tax payable................................         --              265
  Deferred income tax liability.............................         --              180
  Payables for collateral under securities loaned and other
     transactions...........................................        108              208
  Other liabilities.........................................        132              274
  Separate account liabilities..............................     12,179           11,631
                                                                -------          -------
     Total liabilities......................................     19,915           18,864
                                                                -------          -------
Stockholder's Equity:
Common stock, par value $100 per share; 100,000 shares
  authorized, 30,000 shares issued and outstanding..........          3                3
Additional paid-in capital..................................      1,725              817
Retained earnings...........................................         50              922
Accumulated other comprehensive (loss) income...............        (42)             219
                                                                -------          -------
     Total stockholder's equity.............................      1,736            1,961
                                                                -------          -------
     Total liabilities and stockholder's equity.............    $21,651          $20,825
                                                                =======          =======

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
REVENUES
Premiums.......................................        $ 17               $ 20         $ 40    $ 41
Universal life and investment-type product
  policy fees..................................         233                221          371     237
Net investment income..........................         167                223          389     356
Other revenues.................................          11                 12           19      19
Net investment gains (losses)..................         (35)                (6)          17      (7)
                                                       ----               ----         ----    ----
  Total revenues...............................         393                470          836     646
                                                       ----               ----         ----    ----
EXPENSES
Policyholder benefits and claims...............          90                 49           85      90
Interest credited to policyholder account
  balances.....................................          76                126          241     217
Other expenses.................................         165                184          303     185
                                                       ----               ----         ----    ----
  Total expenses...............................         331                359          629     492
                                                       ----               ----         ----    ----
Income before provision for income taxes.......          62                111          207     154
Provision for income taxes.....................          12                 35           49      35
                                                       ----               ----         ----    ----
Net income.....................................        $ 50               $ 76         $158    $119
                                                       ====               ====         ====    ====

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                         ACCUMULATED OTHER
                                                                                           COMPREHENSIVE
                                                                                           INCOME (LOSS)
                                                                                         -----------------
                                                                 ADDITIONAL               NET UNREALIZED
                                                        COMMON    PAID-IN     RETAINED   INVESTMENT GAINS
                                                        STOCK     CAPITAL     EARNINGS       (LOSSES)        TOTAL
                                                        ------   ----------   --------   -----------------   ------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)..............  $   3      $  417     $   645          $  95         $1,160
Comprehensive income (loss):
  Net income..........................................                            119                           119
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (3)            (3)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                           123            123
                                                                                                             ------
    Other comprehensive income (loss).................                                                          120
                                                                                                             ------
  Comprehensive income (loss).........................                                                          239
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)............      3         417         764            215          1,399
Capital contributed by The Travelers Insurance
  Company.............................................                400                                       400
Comprehensive income (loss):
  Net income..........................................                            158                           158
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (5)            (5)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                             9              9
                                                                                                             ------
    Other comprehensive income (loss).................                                                            4
                                                                                                             ------
  Comprehensive income (loss).........................                                                          162
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)............      3         817         922            219          1,961
Comprehensive income (loss):
  Net income..........................................                             76                            76
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (2)            (2)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                            (5)            (5)
                                                                                                             ------
    Other comprehensive income (loss).................                                                           (7)
                                                                                                             ------
  Comprehensive income (loss).........................                                                           69
Assumption of liabilities by The Travelers Insurance
  Company.............................................                  4                                         4
                                                        -----      ------     -------          -----         ------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)................      3         821         998            212          2,034
Effect of push down accounting of MetLife,
  Inc.'s purchase price on The Travelers Life and
    Annuity
  Company's net assets acquired (See Note 1)..........              1,112        (998)          (212)           (98)
                                                        -----      ------     -------          -----         ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)...................      3       1,933          --             --          1,936
Revisions of purchase price pushed down to The
  Travelers Life and Annuity Company's net assets
  acquired (See Note 1)...............................               (208)                                     (208)
Comprehensive income (loss):
  Net income..........................................                             50                            50
  Other comprehensive income (loss):
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                           (42)           (42)
                                                                                                             ------
    Other comprehensive income (loss).................                                                          (42)
                                                                                                             ------
  Comprehensive income (loss).........................                                                            8
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)..............  $   3      $1,725     $    50          $ (42)        $1,736
                                                        =====      ======     =======          =====         ======

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                     PREDECESSOR
                                                         ----------------    --------------------------------------
                                                         SIX MONTHS ENDED    SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,          JUNE 30,           DECEMBER 31,
                                                         ----------------    ----------------    ------------------
                                                               2005                2005           2004       2003
                                                         ----------------    ----------------    -------    -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................................      $    50              $  76          $   158    $   119
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................           12                 (8)             (18)       (13)
    Losses (gains) from sales of investments, net......           35                  6              (17)         7
    Interest credited to other policyholder account
      balances.........................................           76                126              241        217
    Universal life and investment-type product policy
      fees.............................................         (233)              (221)            (371)      (237)
    Change in accrued investment income................           11                 (4)              (7)       (37)
    Change in premiums and other receivables...........          (81)                 2               --          3
    Change in DAC and VOBA, net........................          (56)               (90)            (243)      (215)
    Change in insurance-related liabilities............           49                (15)             (49)       (16)
    Change in current income taxes payable.............          (25)              (242)             227       (101)
    Change in other assets.............................           90                 49               72       (128)
    Change in other liabilities........................           54                (75)             (17)        53
    Other, net.........................................           (1)                34              (21)        33
                                                             -------              -----          -------    -------
NET CASH (USED IN) OPERATING ACTIVITIES................          (19)              (362)             (45)      (315)
                                                             -------              -----          -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................        3,483                521            1,305      2,111
    Equity securities..................................           30                  8               19          8
    Mortgage loans on real estate......................           37                 18               59         23
    Real estate and real estate joint ventures.........           --                 17                9         16
    Other limited partnership interests................           17                 18               23         16
  Purchases of:
    Fixed maturities...................................       (3,557)              (448)          (2,156)    (2,854)
    Equity securities..................................           --                 (1)             (30)        (4)
    Mortgage loans on real estate......................          (20)               (75)            (136)       (28)
    Other limited partnership interests................          (11)               (41)             (89)       (75)
  Policy loans.........................................           (2)                (4)              (5)         1
  Net change in short-term investments.................          131                135             (225)       280
  Net change in other invested assets..................           21                 16               43         76
  Other, net...........................................           --                  2               (1)        10
                                                             -------              -----          -------    -------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES....          129                166           (1,184)      (420)
                                                             -------              -----          -------    -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits...........................................          343                476            1,023        914
    Withdrawals........................................         (290)              (181)            (178)      (268)
  Net change in payables for collateral under
    securities loaned and other transactions...........           (2)               (98)             (16)        75
  Financing element of certain derivative
    instruments........................................          (13)                --               --         --
  Capital contribution from parent.....................           --                 --              400         --
                                                             -------              -----          -------    -------
NET CASH PROVIDED BY FINANCING ACTIVITIES..............           38                197            1,229        721
                                                             -------              -----          -------    -------
Change in cash and cash equivalents....................          148                  1               --        (14)
Cash and cash equivalents, beginning of period.........           85                  1                1         15
                                                             -------              -----          -------    -------
CASH AND CASH EQUIVALENTS, END OF PERIOD...............      $   233              $   2          $     1    $     1
                                                             =======              =====          =======    =======
Supplemental disclosures of cash flow information:
    Net cash paid (received) during the period for
      income taxes.....................................      $    37              $ 277          $  (179)   $   135
    Assumption of liabilities by The Travelers
      Insurance Company................................      $    --              $   4          $    --    $    --
                                                             =======              =====          =======    =======

    See Note 1 for purchase accounting adjustment.

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS LIFE AND ANNUITY COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Life and Annuity Company ("TLAC," together with its subsidiaries, the "Company") and other affiliated entities, including the Company's parent, The Travelers Insurance Company ("TIC"), and substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $314 million, net of the related deferred tax assets of $110 million, for a net change of $204 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $23 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $227 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

price attributed to the Company was decreased by $208 million resulting in an increase in goodwill of $19 million.

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                   SUCCESSOR
                                                                   ---------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                 (IN MILLIONS)
TOTAL PURCHASE PRICE:.......................................             $11,966
  Purchase price attributed to other affiliates.............              10,238
                                                                         -------
  Purchase price attributed to the Company..................               1,728
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS...............................................  $ 2,034
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturities available-for-sale.......................       (4)
  Mortgage loans on real estate.............................        7
  Real estate and real estate joint ventures
     held-for-investment....................................       (1)
  Other limited partnership interests.......................        3
  Other invested assets.....................................      (10)
  Premiums and other receivables............................      (47)
  Elimination of historical deferred policy acquisition
     costs..................................................   (1,622)
  Value of business acquired................................    1,676
  Value of distribution agreements acquired.................        8
  Net deferred income tax asset.............................      261
  Other assets..............................................        5
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits....................................     (292)
  Policyholder account balances.............................     (464)
  Other liabilities.........................................      (69)
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED...               1,485
                                                                         -------
GOODWILL RESULTING FROM THE ACQUISITION.....................             $   243
                                                                         =======

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................        $ 6,135
Equity securities available-for-sale........................             35
Mortgage loans on real estate...............................            277
Policy loans................................................             36
Other limited partnership interests.........................             80
Short-term investments......................................            188
Other invested assets.......................................            332
                                                                    -------
  Total investments.........................................          7,083
Cash and cash equivalents...................................             85
Accrued investment income...................................             80
Premiums and other receivables..............................            175
Value of business acquired..................................          1,676
Goodwill....................................................            243
Other intangible assets.....................................              8
Deferred tax asset..........................................            100
Other assets................................................              6
Separate account assets.....................................         11,617
                                                                    -------
  Total assets acquired.....................................         21,073
                                                                    -------

LIABILITIES:
Future policy benefits......................................          1,728
Policyholder account balances...............................          5,684
Other policyholder funds....................................             15
Current income taxes payable................................             37
Other liabilities...........................................            264
Separate account liabilities................................         11,617
                                                                    -------
  Total liabilities assumed.................................         19,345
                                                                    -------
  Net assets acquired.......................................        $ 1,728
                                                                    =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired and distribution agreements acquired are as follows:

                                                            SUCCESSOR
                                                          -------------    WEIGHTED AVERAGE
                                                          JULY 1, 2005    AMORTIZATION PERIOD
                                                          -------------   -------------------
                                                          (IN MILLIONS)
Value of business acquired.............................      $1,676            16 years
Value of distribution agreements acquired..............           8            16 years
                                                             ------
  Total value of intangible assets acquired, excluding
     goodwill..........................................      $1,684            16 years
                                                             ======

     The estimated future amortization of the value of business acquired and distribution agreements from 2006 to 2010 is as follows:

                                                               (IN MILLIONS)
2006........................................................       $180
2007........................................................       $171
2008........................................................       $159
2009........................................................       $148
2010........................................................       $133

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TLAC is a Connecticut corporation incorporated in 1973. As described more fully in Note 1, TLAC is a wholly-owned subsidiary of TIC. On July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers annuities and life insurance to individuals and small businesses.

     The Company currently operates as a single segment and, as such, financial results are prepared and reviewed by management as a single operating segment. The Company continually evaluates its operating activities and the method utilized by management to evaluate the performance of such activities and will report on a segment basis when appropriate to do so.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of the Company and partnerships and joint ventures in which the Company has control. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) securities partnerships that were previously reported in other invested assets are now reported in other limited partnership interests; (iii) reinsurance recoverables are now reported in premiums and other receivables; (iv) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (v) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (vi) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (vii) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawal benefits were reclassified from cash flows from financing activities to cash flows from operating activities.

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, mortgage loans on real estate and other limited partnerships, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in " -- Summary of Critical Accounting Estimates -- Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments.

     Prior to the Acquisition, the Company used the equity method of accounting for all other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company has the ability to enter into income generation and replication derivatives as permitted by its Derivatives Use Plan approved by the Connecticut Insurance Department (the "Department"). Freestanding derivatives are carried on the Company's consolidated balance sheet either as

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $83 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                   SUCCESSOR
                                                               -----------------
                                                               DECEMBER 31, 2005
                                                               -----------------
                                                                 (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................         $ --
Effect of push down accounting of MetLife's purchase price
  on TLAC's net assets acquired (See Note 1)................          243
                                                                     ----
BALANCE, BEGINNING OF PERIOD................................          243
Dispositions and other......................................           --
                                                                     ----
BALANCE, BEGINNING AND END OF PERIOD........................         $243
                                                                     ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at December 31, 2005. The interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 8% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  PRODUCT LIABILITY CLASSIFICATION CHANGES RESULTING FROM THE ACQUISITION

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

  GUARANTEES

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include surrender penalties collected at the time of a contract surrender and other miscellaneous charges related to annuity and universal life contracts recognized when received.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's ultimate parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosure.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of less than $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46 Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46") and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a variable interest entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                               SUCCESSOR
                                              --------------------------------------------
                                                           DECEMBER 31, 2005
                                              --------------------------------------------
                                                             GROSS
                                               COST OR    UNREALIZED
                                              AMORTIZED   -----------   ESTIMATED    % OF
                                                COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                              ---------   ----   ----   ----------   -----
                                                         (DOLLARS IN MILLIONS)
U.S. corporate securities...................   $2,808     $ 6    $ 70     $2,744      45.3%
Residential mortgage-backed securities......    1,021       1      17      1,005      16.6
Foreign corporate securities................      562       4      16        550       9.1
U.S. Treasury/agency securities.............      793       4       6        791      13.1
Commercial mortgage-backed securities.......      665       3       9        659      10.9
Asset-backed securities.....................      147      --       2        145       2.4
State and political subdivision
  securities................................       84      --       3         81       1.3
Foreign government securities...............       75       3       1         77       1.3
                                               ------     ---    ----     ------     -----
  Total bonds...............................    6,155      21     124      6,052     100.0
Redeemable preferred stocks.................        3      --      --          3        --
                                               ------     ---    ----     ------     -----
  Total fixed maturities....................   $6,158     $21    $124     $6,055     100.0%
                                               ======     ===    ====     ======     =====
Common stocks...............................   $    1     $ 1    $  1     $    1      25.0%
Non-redeemable preferred stocks.............        3      --      --          3      75.0
                                               ------     ---    ----     ------     -----
  Total equity securities...................   $    4     $ 1    $  1     $    4     100.0%
                                               ======     ===    ====     ======     =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               PREDECESSOR
                                              ---------------------------------------------
                                                            DECEMBER 31, 2004
                                              ---------------------------------------------
                                                             GROSS
                                               COST OR     UNREALIZED
                                              AMORTIZED   ------------   ESTIMATED    % OF
                                                COST      GAIN   LOSS    FAIR VALUE   TOTAL
                                              ---------   ----   -----   ----------   -----
                                                          (DOLLARS IN MILLIONS)
U.S. corporate securities...................   $3,373     $218   $  4      $3,587      57.3%
Residential mortgage-backed securities......      618       13     --         631      10.1
Foreign corporate securities................    1,180       71      2       1,249      19.9
U.S. Treasury/agency securities.............      154        9     --         163       2.6
Commercial mortgage-backed securities.......      288       11      1         298       4.8
Asset-backed securities.....................      192        1     --         193       3.1
State and political subdivision
  securities................................       57        8     --          65       1.0
Foreign government securities...............       63        6     --          69       1.1
                                               ------     ----   -----     ------     -----
  Total bonds...............................    5,925      337      7       6,255      99.9
Redeemable preferred stocks.................        4        2     --           6       0.1
                                               ------     ----   -----     ------     -----
  Total fixed maturities....................   $5,929     $339   $  7      $6,261     100.0%
                                               ======     ====   =====     ======     =====
Common stocks...............................   $   19     $  3   $ --      $   22      84.6%
Non-redeemable preferred stocks.............        4       --     --           4      15.4
                                               ------     ----   -----     ------     -----
  Total equity securities...................   $   23     $  3   $ --      $   26     100.0%
                                               ======     ====   =====     ======     =====

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................        $411                $629
Banking..............................................        $341                $457
Electric Utilities...................................        $278                $427
Capital Goods(2).....................................        $213                $329
Real Estate Investment Trust.........................        $207                $394
Finance Companies....................................        $203                $519
Basic Industry(3)....................................        $187                $243
Insurance............................................        $155                $291

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $395 million and $501 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($10) million and $42 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimated fair values of $2 million and $5 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($3) million and $1 million at December 31, 2005 and 2004, respectively.

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $  347       $  346      $  263       $  269
Due after one year through five years.......    1,192        1,171       1,576        1,658
Due after five years through ten years......    1,577        1,534       2,335        2,482
Due after ten years.........................    1,206        1,192         653          724
                                               ------       ------      ------       ------
  Subtotal..................................    4,322        4,243       4,827        5,133
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    1,833        1,809       1,098        1,122
                                               ------       ------      ------       ------
  Subtotal..................................    6,155        6,052       5,925        6,255
Redeemable preferred stocks.................        3            3           4            6
                                               ------       ------      ------       ------
     Total fixed maturities.................   $6,158       $6,055      $5,929       $6,261
                                               ======       ======      ======       ======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $644 million and $235 million, respectively. Approximately 79% and 78% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $361 million and $396 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   ----   ------
                                                          (IN MILLIONS)
Proceeds.............................       $3,351              $212         $820   $1,665
Gross investment gains...............       $    3              $  9         $ 25   $   50
Gross investment losses..............       $  (54)             $(12)        $(25)  $  (52)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005 and June 30, 2005. Gross investment losses exclude writedowns recorded during the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $7 million and $11 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                      SUCCESSOR
                              ------------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 2005
                              ------------------------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                  LESS THAN 12 MONTHS               THAN 12 MONTHS                     TOTAL
                              ----------------------------   ----------------------------   ----------------------------
                              ESTIMATED         GROSS        ESTIMATED         GROSS        ESTIMATED         GROSS
                              FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                              ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                                (DOLLARS IN MILLIONS)
U.S. corporate securities...    $2,307          $ 70           $  --           $  --          $2,307          $ 70
Residential mortgage-backed
  securities................       932            17              --              --             932            17
Foreign corporate
  securities................       422            16              --              --             422            16
U.S. Treasury/agency
  securities................       515             6              --              --             515             6
Commercial mortgage-backed
  securities................       352             9              --              --             352             9
Asset-backed securities.....        99             2              --              --              99             2
State and political
  subdivision securities....        74             3              --              --              74             3
Foreign government
  securities................        27             1              --              --              27             1
                                ------          ----           -----           -----          ------          ----
  Total bonds...............     4,728           124              --              --           4,728           124
Redeemable preferred
  stocks....................         1            --              --              --               1            --
                                ------          ----           -----           -----          ------          ----
  Total fixed maturities....    $4,729          $124           $  --           $  --          $4,729          $124
                                ======          ====           =====           =====          ======          ====
Equity securities...........    $    3          $  1           $  --           $  --          $    3          $  1
                                ======          ====           =====           =====          ======          ====
Total number of securities
  in an unrealized loss
  position..................     1,504                            --                           1,504
                                ======                         =====                          ======

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                         ---------------------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004
                         ---------------------------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                              LESS THAN 12 MONTHS               THAN 12 MONTHS                       TOTAL
                         -----------------------------   -----------------------------   -----------------------------
                         ESTIMATED    GROSS UNREALIZED   ESTIMATED    GROSS UNREALIZED   ESTIMATED    GROSS UNREALIZED
                         FAIR VALUE         LOSS         FAIR VALUE         LOSS         FAIR VALUE         LOSS
                         ----------   ----------------   ----------   ----------------   ----------   ----------------
                                                             (DOLLARS IN MILLIONS)
U.S. corporate
  securities...........     $343           $   4            $10            $  --            $353            $ 4
Residential mortgage-
  backed securities....       52              --             --               --              52             --
Foreign corporate
  securities...........      141               1             24                1             165              2
U.S. Treasury/agency
  securities...........        5              --             --               --               5             --
Commercial mortgage-
  backed securities....       51               1             --               --              51              1
Asset-backed
  securities...........       65              --              5               --              70             --
Foreign government
  securities...........        1              --             --               --               1             --
                            ----           -----            ---            -----            ----            ---
  Total bonds..........      658               6             39                1             697              7
Redeemable preferred
  stocks...............        1              --             --               --               1             --
                            ----           -----            ---            -----            ----            ---
  Total fixed
     maturities........     $659           $   6            $39            $   1            $698            $ 7
                            ====           =====            ===            =====            ====            ===
Equity securities......     $  1           $  --            $ 3            $  --            $  4            $--
                            ====           =====            ===            =====            ====            ===
Total number of
  securities in an
  unrealized loss
  position.............      242                             27                              269
                            ====                            ===                             ====

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20% or 20% or more for:

                                                                 SUCCESSOR
                         ------------------------------------------------------------------------------------------
                                                             DECEMBER 31, 2005
                         ------------------------------------------------------------------------------------------
                           COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ------------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%    20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   --------------
                                                           (DOLLARS IN MILLIONS)
Less than six months...     $4,843           $14           $ 119           $6            1,480             24
                            ------           ---           -----           --            -----             --
  Total................     $4,843           $14           $ 119           $6            1,480             24
                            ======           ===           =====           ==            =====             ==

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                PREDECESSOR
                                        ------------------------------------------------------------
                                                             DECEMBER 31, 2004
                                        ------------------------------------------------------------
                                        COST OR AMORTIZED     GROSS UNREALIZED        NUMBER OF
                                               COST                LOSSES             SECURITIES
                                        ------------------   ------------------   ------------------
                                        LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                           20%       MORE       20%       MORE       20%       MORE
                                        ---------   ------   ---------   ------   ---------   ------
                                                           (DOLLARS IN MILLIONS)
Less than six months..................    $506       $ --      $   3      $ --       182        --
Six months or greater but less than
  nine months.........................     134         --          2        --        47        --
Nine months or greater but less than
  twelve months.......................      26         --          1        --        13        --
Twelve months or greater..............      43         --          1        --        27        --
                                          ----       ----      -----      ----       ---       ---
  Total...............................    $709       $ --      $   7      $ --       269        --
                                          ====       ====      =====      ====       ===       ===

     As of December 31, 2005, $119 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $7 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $6 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 43% of the cost or amortized cost of such securities. Of such unrealized losses of $6 million, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. There were no securities on loan under the program at December 31, 2005. Securities with a cost or amortized cost of $105 million and an estimated fair value of $109 million were on loan under the program at December 31, 2004. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was not liable for any cash collateral under its control at December 31, 2005. The Company was liable for cash collateral under its control of $114 million at December 31, 2004. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

no security collateral on deposit from customers at December 31, 2005 in connection with securities lending transactions. In connection with securities lending transactions, there was security collateral of $24 million on deposit from customers at December 31, 2004. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $5 million both at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005 and 2004.

  MORTGAGE LOANS ON REAL ESTATE

     At December 31, 2005 and 2004, the Company's mortgage loans on real estate consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage loans on real estate...............        $258                $209
Underperforming mortgage loans on real estate.......          --                   3
                                                            ----                ----
  Total mortgage loans on real estate...............        $258                $212
                                                            ====                ====

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 27%, 16%, and 16% of the properties were located in California, New York and Maryland, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Fixed maturities.......................        $155               $185         $341    $310
Equity securities......................          --                 --            2       8
Mortgage loans on real estate..........           8                  9           18      11
Policy loans...........................          --                  1            1       1
Other limited partnership interests....           2                 27           28      24
Cash, cash equivalents and short-term
  investments..........................           5                  4            5       7
Other..................................          --                 --           --       1
                                               ----               ----         ----    ----
  Total................................        $170               $226         $395    $362
Less: Investment expenses..............           3                  3            6       6
                                               ----               ----         ----    ----
  Net investment income................        $167               $223         $389    $356
                                               ====               ====         ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Fixed maturities(1)....................        $(51)              $(5)          $(6)   $(14)
Equity securities......................          --                 2            (1)      1
Mortgage loans on real estate..........          (1)               --            --      (1)
Derivatives............................          18                (3)           21       8
Other..................................          (1)               --             3      (1)
                                               ----               ---           ---    ----
  Net investment gains (losses)........        $(35)              $(6)          $17    $ (7)
                                               ====               ===           ===    ====

---------------

(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                              SUCCESSOR                 PREDECESSOR
                                           ----------------   --------------------------------
                                           SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                             DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                           ----------------   ----------------   -------------
                                                 2005               2005         2004    2003
                                           ----------------   ----------------   -----   -----
                                                              (IN MILLIONS)
Fixed maturities.........................       $(103)             $ 319         $ 332   $ 323
Equity securities........................          --                  3             3      --
Derivatives..............................          --                 --             2      10
Other....................................          (6)                 4            --      (2)
                                                -----              -----         -----   -----
  Total..................................        (109)               326           337     331
Amounts allocated from DAC and VOBA......          45                 --            --      --
Deferred income taxes....................          22               (114)         (118)   (116)
                                                -----              -----         -----   -----
     Net unrealized investment gains
       (losses)..........................       $ (42)             $ 212         $ 219   $ 215
                                                =====              =====         =====   =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) were as follows:

                                                SUCCESSOR                 PREDECESSOR
                                             ----------------   --------------------------------
                                             SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                               DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                             ----------------   ----------------   -------------
                                                   2005               2005         2004    2003
                                             ----------------   ----------------   -----   -----
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD............       $ 212               $219         $215    $ 95
Effect of purchase accounting push down
  (See Note 1).............................        (212)                --           --      --
                                                  -----               ----         ----    ----
BALANCE, BEGINNING OF PERIOD...............          --                219          215      95
Unrealized investment gains (losses) during
  the period...............................        (109)               (10)           6     184
Unrealized investment gains (losses)
  relating to:
  DAC and VOBA.............................          45                 --           --      --
  Deferred income taxes....................          22                  3           (2)    (64)
                                                  -----               ----         ----    ----
BALANCE, END OF PERIOD.....................       $ (42)              $212         $219    $215
                                                  =====               ====         ====    ====

Net change in unrealized investment gains
  (losses).................................       $ (42)              $ (7)        $  4    $120
                                                  =====               ====         ====    ====

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              -----------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              -----------------------
                                                                            MAXIMUM
                                                                TOTAL     EXPOSURE TO
                                                              ASSETS(1)     LOSS(2)
                                                              ---------   -----------
                                                                   (IN MILLIONS)
Other limited partnerships(3)...............................    $347          $6
                                                                ----          --
  Total.....................................................    $347          $6
                                                                ====          ==

---------------

(1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                         DECEMBER 31, 2005                 DECEMBER 31, 2004
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............   $1,069     $202        $ 2         $200      $  4        $ 1
Financial futures...............       64        1          1          168        --         --
Foreign currency swaps..........       31       --          7           29        --         10
Foreign currency forwards.......        8       --         --            3        --         --
Options.........................       --      115          3           --       135         --
Financial forwards..............       --       --          2           --        --          2
Credit default swaps............        4       --         --            9        --         --
                                   ------     ----        ---         ----      ----        ---
  Total.........................   $1,176     $318        $15         $409      $139        $13
                                   ======     ====        ===         ====      ====        ===

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 413 and 164 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 36,500 and 72,900 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,058,300 and 881,350 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                           SUCCESSOR
                               -----------------------------------------------------------------
                                                        REMAINING LIFE
                               -----------------------------------------------------------------
                                          AFTER ONE YEAR   AFTER FIVE YEARS
                               ONE YEAR      THROUGH           THROUGH          AFTER
                               OR LESS      FIVE YEARS        TEN YEARS       TEN YEARS   TOTAL
                               --------   --------------   ----------------   ---------   ------
                                                         (IN MILLIONS)
Interest rate swaps..........    $ 33          $286              $750           $  --     $1,069
Financial futures............      64            --                --              --         64
Foreign currency swaps.......      --             9                22              --         31
Foreign currency forwards....       8            --                --              --          8
Credit default swaps.........      --             2                 2              --          4
                                 ----          ----              ----           -----     ------
  Total......................    $105          $297              $774           $  --     $1,176
                                 ====          ====              ====           =====     ======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                         DECEMBER 31, 2005                 DECEMBER 31, 2004
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $   --     $ --        $--         $129      $ --        $--
Cash flow.......................       --       --         --          126         3         10
Non-qualifying..................    1,176      318         15          154       136          3
                                   ------     ----        ---         ----      ----        ---
  Total.........................   $1,176     $318        $15         $409      $139        $13
                                   ======     ====        ===         ====      ====        ===

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   --------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   -------------
                                                2005               2005         2004    2003
                                          ----------------   ----------------   -----   -----
                                                             (IN MILLIONS)
Changes in the fair value of
  derivatives...........................       $  --               $--           $(3)    $--
Changes in the fair value of the items
  hedged................................          --                (1)           (1)     (3)
                                               -----               ---           ---     ---
Net ineffectiveness of fair value
  hedging activities....................       $  --               $(1)          $(4)    $(3)
                                               =====               ===           ===     ===

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($1) million, ($4) million, and ($3) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
                                                                    (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD................       $  --               $ 2          $ 10    $ 13
Effect of purchase accounting push down (See
  Note 1)......................................          --                --            --      --
                                                      -----               ---          ----    ----
BALANCE, BEGINNING OF PERIOD...................          --                 2            10      13
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges.............................          --                (3)          (14)    (11)
Amounts reclassified to net investment
  income.......................................          --                 1             6       8
                                                      -----               ---          ----    ----
BALANCE, END OF PERIOD.........................       $  --               $--          $  2    $ 10
                                                      =====               ===          ====    ====

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; and (iv) equity futures, equity index options, and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of $9 million, $9 million, ($20) million and ($64) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $22 million and $72 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2004 were gains (losses) of $23 million, ($2) million, and $19 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $108 million and $94 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $22 million and $8 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                              DAC      VOBA    TOTAL
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)...................  $1,064   $   13   $1,077
  Capitalization...........................................     351       --      351
  Less: amortization.......................................     136        1      137
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR).................   1,279       12    1,291
  Capitalization...........................................     469       --      469
  Less: amortization.......................................     226        1      227
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR).................   1,522       11    1,533
  Capitalization...........................................     222       --      222
  Less: amortization.......................................     132        1      133
                                                             ------   ------   ------
BALANCE AT JUNE 30, 2005 (PREDECESSOR).....................   1,612       10    1,622
  Effect of purchase accounting push down (See Note 1).....  (1,612)   1,666       54
                                                             ------   ------   ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)........................      --    1,676    1,676
                                                             ------   ------   ------
Capitalization.............................................     164       --      164
                                                             ------   ------   ------
Less: amortization related to:
  Net investment gains (losses)............................      (3)      (7)     (10)
  Unrealized investment gains (losses).....................     (17)     (28)     (45)
  Other expenses...........................................      12      106      118
                                                             ------   ------   ------
     Total amortization....................................      (8)      71       63
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)...................  $  172   $1,605   $1,777
                                                             ======   ======   ======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $179 million in 2006, $170 million in 2007, $158 million in 2008, $147 million in 2009 and $132 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS

     Changes in value of distribution agreements ("VODA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                               (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................        $--
Effect of purchase accounting push down (See Note 1)........          8
Amortization................................................         --
                                                                    ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................          8
Capitalization..............................................         --
Amortization................................................         --
                                                                    ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................        $ 8
                                                                    ===

     The estimated future amortization expense of the VODA is $1 million per year for each of the years from 2006 to 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 36               $25              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (36)               --               --
                                                ----               ---              ---
BALANCE, BEGINNING OF PERIOD............          --                25               --
Capitalization..........................           8                12               25
Amortization............................          --                (1)              --
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $  8               $36              $25
                                                ====               ===              ===

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                             SUCCESSOR                       PREDECESSOR
                                   ------------------------------   ------------------------------
                                         DECEMBER 31, 2005                DECEMBER 31, 2004
                                   ------------------------------   ------------------------------
                                       IN THE            AT             IN THE            AT
                                   EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                   --------------   -------------   --------------   -------------
                                                        (DOLLARS IN MILLIONS)

ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Account value (general and
     separate account)...........      $14,507           N/A           $14,293            N/A
  Net amount at risk.............      $   569(1)        N/A(2)        $   727(1)         N/A(2)
  Average attained age of
     contractholders.............     63 years           N/A          63 years            N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                   SUCCESSOR                PREDECESSOR
                                            -----------------------   -----------------------
                                               DECEMBER 31, 2005         DECEMBER 31, 2004
                                            -----------------------   -----------------------
                                            SECONDARY     PAID UP     SECONDARY     PAID UP
                                            GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                            ----------   ----------   ----------   ----------
                                                          (DOLLARS IN MILLIONS)
Account value (general and separate
  account)................................    $ 1,694       N/A         $ 1,088       N/A
Net amount at risk........................    $21,719(1)    N/A(1)      $12,823(1)    N/A(1)
Average attained age of policyholders.....   57 years       N/A        58 years       N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $1 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $4 million for each of the six months ended December 31, 2005 and June 30, 2005 and $1 million for each of the years ended December 31, 2004 and 2003.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Mutual Fund Groupings
  Equity............................................       $ 9,055             $ 8,282
  Bond..............................................         1,055                 989
  Balanced..........................................         1,261               1,509
  Money Market......................................           286                 319
  Specialty.........................................           218                 254
                                                           -------             -------
     TOTAL..........................................       $11,875             $11,353
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $12,179 million and $11,631 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk. There are no separate accounts for which the Company contractually guarantees either a minimum return or account value at December 31, 2005 and 2004.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $115 million, $95 million, $200 million and $127 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $48.6 billion and $44.3 billion at December 31, 2005 and 2004, respectively. The Company evaluates its

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed as a pure captive insurer in order to permit TLAC and TIC to cede 100% of their risk associated with the secondary death benefit guarantee rider on certain universal life contracts. As part of the Acquisition TLARC became a direct subsidiary of MetLife. See Note 13.

     Total variable annuity account balances with GMDB riders were $14.5 billion, of which $4.7 billion, or 33%, was reinsured, and $11.1 billion, of which $4.8 billion, or 43%, is reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totals $569 million, of which $525 million, or 92%, is reinsured and $727 million, of which $670 million, or 90%, is reinsured at December 31, 2005 and 2004, respectively.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Direct premiums earned.................        $ 41               $ 39         $ 74    $ 66
Reinsurance assumed....................          --                 --           --      --
Reinsurance ceded......................         (24)               (19)         (34)    (25)
                                               ----               ----         ----    ----
Net premiums earned....................        $ 17               $ 20         $ 40    $ 41
                                               ====               ====         ====    ====
Reinsurance recoverables netted against
  policyholder benefits................        $ 42               $ 61         $ 95    $ 75
                                               ====               ====         ====    ====

Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $77 million and $44 million at December 31, 2005 and 2004, respectively. Reinsurance premiums and ceded commissions payable included in other liabilities, were $12 million and $9 million at December 31, 2005 and 2004, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $(20)              $ 50         $ 96    $ 73
  Foreign..............................          --                 --           --       1
                                               ----               ----         ----    ----
                                                (20)                50           96      74
                                               ----               ----         ----    ----
Deferred:
  Federal..............................          32                (15)         (47)    (39)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 12               $ 35         $ 49    $ 35
                                               ====               ====         ====    ====

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $ 22               $39          $ 72    $ 54
Tax effect of:
  Tax exempt investment income.........         (10)               (4)          (15)    (11)
  Tax reserve release..................          --                --            (8)     (8)
                                               ----               ---          ----    ----
Provision for income taxes.............        $ 12               $35          $ 49    $ 35
                                               ====               ===          ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................        $ 580               $ 372
  Net unrealized investment losses..................           22                  --
  Capital loss carryforward.........................           17                  --
  Other.............................................            8                   7
                                                            -----               -----
  Total.............................................          627                 379
                                                            -----               -----
Deferred income tax liabilities:
  DAC and VOBA......................................         (525)               (426)
  Net unrealized investment gains...................           --                (118)
  Investments, net..................................          (12)                (13)
  Other.............................................           --                  (2)
                                                            -----               -----
  Total.............................................         (537)               (559)
                                                            -----               -----
Net deferred income tax asset (liability)...........        $  90               $(180)
                                                            =====               =====

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax assets will be realized.

     Capital loss carryforwards amount to $50 million at December 31, 2005 and will expire in 2010.

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its parent, TIC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company files a consolidated federal income tax return with Citigroup, and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement.") Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TLAC had $265 million payable to TIC at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $2 million. If the entire

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of less than $1 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. The Company and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present is not aware of any systemic problems with respect to such matters that have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $1 million at December 31, 2005 and December 31, 2004, respectively, and a related asset for premium tax offsets of $1 million at December 31, 2005, respectively, for future assessments in respect of currently impaired, insolvent or failed insurers. The related asset for premium tax offsets was insignificant at December 31, 2004 for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $15 million and $20 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $20 million and $26 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

GUARANTEES

     In the normal course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may provide indemnities and guarantees, including those related to tax, other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits.

     These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to contractual limitation, while in other cases such limitations are not specified or applicable. Therefore, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was insignificant for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TLAC is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TLAC will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TLAC through June 30, 2007 require prior approval of the Commissioner. TLAC did not pay dividends in 2005 or 2004.

  CAPITAL CONTRIBUTIONS

     In 2005, the Company had an increase of $4 million in paid-in capital due to an assumption of all tax liabilities for potential audit liabilities for federal and state income taxes and other taxes with respect to pre-Acquisition tax periods. The Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the Acquisition Date. During 2004, the Company received a capital contribution of $400 million from its parent, TIC.

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant asset not admitted by TLAC is the net deferred tax asset resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net income (loss) of the TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
                                                                    (IN MILLIONS)
Holding (losses) gains on investments arising
  during the period............................        $(89)              $(5)         $ 18    $183
Income tax effect of holding (losses) gains....          31                 1            (6)    (64)
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.......................         (32)                3             6      14
  Amortization of premiums and accretion of
     discounts associated with investments.....          12                (8)          (18)    (13)
  Income tax effect of reclassification
     adjustments...............................           7                 2             4      --
                                                       ----               ---          ----    ----
     Total reclassification adjustments........         (13)               (3)           (8)      1
Allocation of holding loss on investments
  relating to other policyholder amounts.......          45                --            --      --
Income tax effect of allocation of holding
  loss.........................................         (16)               --            --      --
                                                       ----               ---          ----    ----
     Other comprehensive income (losses).......        $(42)              $(7)         $  4    $120
                                                       ====               ===          ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                                                              YEARS ENDED
                                       SIX MONTHS ENDED   SIX MONTHS ENDED   DECEMBER 31,
                                         DECEMBER 31,         JUNE 30,       -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  27              $  19         $  45   $  34
Commissions..........................         156                180           373     298
Amortization of DAC and VOBA.........         108                133           227     137
Capitalization of DAC................        (164)              (222)         (469)   (351)
Rent, net of sublease income.........           2                  1             4       3
Other................................          36                 73           123      64
                                            -----              -----         -----   -----
     Total other expenses............       $ 165              $ 184         $ 303   $ 185
                                            =====              =====         =====   =====

12.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
                                                               AMOUNT     VALUE     FAIR VALUE
                                                              --------   --------   ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2005
Assets:
  Fixed maturities..........................................              $6,055      $6,055
  Equity securities.........................................              $    4      $    4
  Mortgage loans on real estate.............................              $  258      $  258
  Policy loans..............................................              $   37      $   37
  Short-term investments....................................              $   57      $   57
  Cash and cash equivalents.................................              $  233      $  233
  Mortgage loan commitments.................................    $20       $   --      $   --
  Commitments to fund partnership investments...............    $15       $   --      $   --
Liabilities:
  Policyholder account balances.............................              $3,195      $2,982
  Payables for collateral under securities loaned and other
     transactions...........................................              $  108      $  108

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
                                                               AMOUNT     VALUE     FAIR VALUE
                                                              --------   --------   ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2004
Assets:
  Fixed maturities..........................................              $6,261      $6,261
  Equity securities.........................................              $   26      $   26
  Mortgage loans on real estate.............................              $  212      $  221
  Policy loans..............................................              $   32      $   32
  Short-term investments....................................              $  420      $  420
  Cash and cash equivalents.................................              $    1      $    1
  Mortgage loan commitments.................................    $26       $   --      $   --
  Commitments to fund partnership investments...............    $20       $   --      $   --
Liabilities:
  Policyholder account balances.............................              $3,458      $3,519
  Payables for collateral under securities loaned and other
     transactions...........................................              $  208      $  208

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

13.  RELATED PARTY TRANSACTIONS

     TIC, TLAC's parent, handles all banking functions including payment of expenses for TLAC.

     In December 2004, TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $40 million. Fees associated with this contract, included within other expenses, were $12 million and $22 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate, subsequent to the Acquisition Date. Reinsurance recoverables under these agreements with RGA were $33 million and $17 million at December 31, 2005 and 2004, respectively. Ceded premiums, universal life fees and benefits were $2 million, $19 million and $36 million, respectively, for the six months ended December 31, 2005 and $3 million, $7 million and $5 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, TLAC had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of $(1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, TLAC sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets Inc., in the amount of $38 million at December 31, 2004.

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid TIC an insignificant amount for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003 for these services.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004, the pool totaled approximately $4.1 billion of which the Company's share amounted to $384 million and is included in short-term investments on the balance sheet.

     In the ordinary course of business, the Company distributes fixed and variable annuity products through its affiliate Smith Barney ("SB"). Premiums and deposits related to these products were $506 million and $707 million in 2004 and 2003, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $108 million and $88 million in 2004 and 2003, respectively. Commissions and fees paid to SB were $50 million and $57 million in 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company also distributes deferred annuity products through its affiliates, Primerica Financial Services, Inc. ("PFS"), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries,"CitiStreet") and Citibank, N.A. ("Citibank").

     Deposits received from PFS were $636 million and $628 million in 2004 and 2003, respectively. Commissions and fees paid to PFS were $48 million and $52 million, in 2004 and 2003, respectively.

     Deposits received from CitiStreet were $116 million and $82 million in 2004 and 2003, respectively. Related commissions and fees paid to CitiStreet were $3 million and $2 million in 2004 and 2003, respectively.

     Deposits received from Citibank were $112 million and $162 million in 2004 and 2003, respectively. Commissions and fees paid to Citibank were $13 million and $12 million in 2004 and 2003, respectively.

     The leasing functions for the Company were administered by a Citigroup subsidiary. Rent expense related to leases was shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004 and 2003.

14.  SUBSEQUENT EVENT

     On February 14, 2006, TLAC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Life and Annuity Company (the "Charter Amendment"). The Charter Amendment changes the name of TLAC to "MetLife Life and Annuity Company of Connecticut" and is effective on May 1, 2006.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005
                                 (IN MILLIONS)

                                                                SUCCESSOR
                                             ------------------------------------------------
                                                  COST OR                        AMOUNT AT
                                                 AMORTIZED        ESTIMATED    WHICH SHOWN ON
                                                  COST(1)         FAIR VALUE   BALANCE SHEET
                                                 ---------        ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities.......        $  793           $  791         $  791
     State and political subdivision
       securities..........................            84               81             81
     Foreign government securities.........            75               77             77
     Public utilities......................           199              197            197
     All other corporate bonds.............         3,171            3,097          3,097
  Residential and commercial
     mortgage-backed, and other
     asset-backed securities...............         1,833            1,809          1,809
  Redeemable preferred stock...............             3                3              3
                                                   ------           ------         ------
     Total fixed maturities................         6,158           $6,055          6,055
                                                   ------           ======         ------
Equity Securities:
  Common stocks:
     Industrial, miscellaneous and all
       other...............................             1           $    1              1
  Non-redeemable preferred stocks..........             3                3              3
                                                   ------           ------         ------
     Total equity securities...............             4           $    4              4
                                                   ------           ======         ------
Mortgage loans on real estate..............           258                             258
Policy loans...............................            37                              37
Other limited partnership interests........            73                              73
Short-term investments.....................            57                              57
Other invested assets......................           333                             333
                                                   ------                          ------
     Total investments.....................        $6,920                          $6,817
                                                   ======                          ======

---------------

(1) Cost for fixed maturities and mortgage loans on real estate represent original cost reduced by repayments, net valuation allowances and write-downs from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by write-downs from other-than-temporary declines in value; and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND
                        DECEMBER 31, 2004 (PREDECESSOR)
                                 (IN MILLIONS)

                                                                       FUTURE
                                                                       POLICY
                                                                    BENEFITS AND
                                                            DAC        OTHER       POLICYHOLDER
                                                            AND     POLICYHOLDER     ACCOUNT       UNEARNED
                                                            VOBA       FUNDS         BALANCES     REVENUE(1)
                                                            -----   ------------   ------------   ----------
As of December 31, 2005 (SUCCESSOR)......................  $1,777      $1,808         $5,688         $18
                                                           ======      ======         ======         ===
As of December 31, 2004 (PREDECESSOR)....................  $1,533      $1,079         $5,227         $42
                                                           ======      ======         ======         ===

---------------

(1) Amounts are included in the other policyholder funds column for successor and included in other liabilities for predecessor.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                          SCHEDULE III -- (CONTINUED)

           FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR) AND
                        JUNE 30, 2005 (PREDECESSOR) AND
          FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)
                                 (IN MILLIONS)

                                       PREMIUM                  POLICYHOLDER
                                       REVENUES                   BENEFITS     AMORTIZATION OF                PREMIUMS
                                         AND          NET           AND         DAC AND VOBA       OTHER      WRITTEN
                                        POLICY    INVESTMENT      INTEREST       CHARGED TO      OPERATING   (EXCLUDING
                                         FEES       INCOME        CREDITED     OTHER EXPENSES    EXPENSES      LIFE)
                                         ------   -----------   ------------   ---------------   ---------   ----------
For the six months ended December 31,
  2005 (SUCCESSOR)...................    $250        $167           $166            $108            $57        $  --
                                         ====        ====           ====            ====            ===        =====
For the six months ended June 30,
  2005 (PREDECESSOR).................    $241        $223           $175            $133            $51        $   4
                                         ====        ====           ====            ====            ===        =====
For the year ended December 31, 2004
  (PREDECESSOR)......................    $411        $389           $326            $227            $76        $   6
                                         ====        ====           ====            ====            ===        =====
For the year ended December 31, 2003
  (PREDECESSOR)......................    $278        $356           $307            $137            $48        $   4
                                         ====        ====           ====            ====            ===        =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
        AND JUNE 30, 2005 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                                 (IN MILLIONS)

                                                                                                      % AMOUNT
                                                               GROSS                          NET     ASSUMED
                                                              AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                              -------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
  (SUCCESSOR)
Life insurance in-force.....................................  $63,023   $48,618    $ --     $14,405       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    41   $    24    $ --     $    17       --%
                                                              =======   =======    ====     =======
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (PREDECESSOR)
Life insurance premium......................................  $    39   $    19    $ --     $    20       --%
                                                              =======   =======    ====     =======
AS OF AND FOR THE YEAR ENDED 2004 (PREDECESSOR)
Life insurance in-force.....................................  $54,886   $44,286    $ --     $10,600       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    74   $    34    $ --     $    40       --%
                                                              =======   =======    ====     =======
AS OF AND FOR THE YEAR ENDED 2003 (PREDECESSOR)
Life insurance in-force.....................................  $43,671   $34,973    $ --     $ 8,698       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    66   $    25    $ --     $    41       --%
                                                              =======   =======    ====     =======

                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT

                                 ONE CITYPLACE
                               185 ASYLUM STREET

                       HARTFORD, CONNECTICUT 06103-3415


MLAC-BOOK-38-44-45-47-48-57-91                                         May 2006

                                    PART C

                               OTHER INFORMATION

ITEM 26. EXHIBITS


EXHIBIT
 LETTER   DESCRIPTION
-------   -----------
  a. Resolution of the Board of Directors of The Travelers Life and Annuity Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form S-6, File No. 033-63927, filed November 2, 1995.)

  b.      Not applicable.

 c.1. Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit c.1 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56958 filed February 7, 2003.)

 c.2. Selling Agreement, including sales commissions. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Travelers Fund BD III for Variable Annuities' Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

 c.3. Specimen Selling Agreement (Incorporated herein by reference to Exhibit c.3. to Post-Effective Amendment No. 9 to the Travelers Fund UL for Variable Life Insurance Registration Statement on Form N-6, File No. 333-96519 filed April 10, 2006.)

  d. Form of Variable Life Insurance Policy. (Incorporated herein by reference to Exhibit d to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56958 filed February 7, 2003.)

 d.1. Riders. (Incorporated herein by reference to Exhibit d.2 thru d.11 to Post-Effective Amendment No. 3 to the Registration Statement on
          Form N-6, File No. 333-56952, filed February 7, 2003.)

 d.2. Name Change Endorsement (Incorporated herein by reference to Exhibit d.15. to Post-Effective Amendment No. 9 to the Travelers Fund UL for Variable Life Insurance Registration Statement on Form N-6, File No. 333-96519, filed April 10, 2006.)

  e.      Form of Application for Variable Life Insurance Policy.
          (Incorporated herein by reference to Exhibit e to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56958 filed February 7, 2003.)

 f.1. Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Travelers Separate Account TM II Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

 f.2. By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Travelers Separate Account TM II Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

 f.3. Certificate of Amendment of the Charter of The Travelers Life and Annuity Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD II for Variable Annuities Registration Statement on Form N-4, File No. 033-65339 filed April 6, 2006.)

  g. Reinsurance Contracts. (Incorporated herein by reference to Exhibit g to Post-Effective Amendment No. 3 to the Travelers Fund UL for Variable Life Insurance Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

 h. 1. Form of Participation Agreement. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Travelers Fund UL for Variable Life Insurance Registration Statement on
          Form N-6, File No. 333-56952, filed February 7, 2003.)

 h. 2.    Participation Agreement with Metropolitan Series Fund
          (Incorporated herein by reference to Exhibit h.2. to Post-Effective Amendment No. 9 to the Travelers Fund UL for Variable Life Insurance Registration Statement on Form N-6, File No.
          333-96519, filed April 10, 2006.)

h. 3.   Participation Agreement with Met Investors Series Trust
        (Incorporated herein by reference to Exhibit h.3. to Post-Effective Amendment No. 9 to the Travelers Fund UL for Variable Life Insurance Registration Statement on Form N-6, File No. 333-
        96519, filed April 10, 2006.)

 i.     Not applicable.

 j.     None.

 k. Opinion of Counsel regarding the legality of securities being registered. (Incorporated herein by reference to Exhibit k to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56958 filed February 7, 2003.)

 l. Actuarial Representation Letter. (Incorporated herein by reference to Exhibit l to Post-Effective Amendment No. 9 to the Registration Statement on Form N-6, File No. 333-96519, filed April 10, 2006.)

 m.     Calculations. Filed herewith.

n. 1. Other Opinions. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

n. 2. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. Filed herewith.

 o.     Omitted Financial Statements. Not applicable.

 p.     Initial Capital Agreements. Not applicable.

 q. Redeemability Exemption. (Incorporated herein by reference to Exhibit q to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6, File No. 02-88637, filed April 29, 2005.)

 r.     Powers of Attorney authorizing Michele H. Abate, Thomas S.
        Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift to act as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the TLAC Variable Annuity Separate Account 2002 Registration
        Statement on Form N-4, File No. 333-100434, filed September 19,
        2005).

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR



NAME AND PRINCIPAL       POSITIONS AND OFFICES
BUSINESS ADDRESS         WITH INSURANCE COMPANY
------------------       ----------------------
C. Robert Henrikson      Director, Chairman, President and Chief Executive
                         Officer

Leland C. Launer, Jr.    Director

Lisa M. Weber            Director

Steven A. Kandarian      Executive Vice President and Chief Investment Officer

James L. Lipscomb        Executive Vice President and General Counsel

Gwenn L. Carr            Senior Vice President and Secretary

Michael K. Farrell       Senior Vice President

Hugh C. McHaffie         Senior Vice President

Joseph J. Prochaska, Jr. Senior Vice President and Chief Accounting Officer

Stanley J. Talbi         Senior Vice President and Chief Financial Officer

Anthony J. Williamson    Senior Vice President and Treasurer



PRINCIPAL BUSINESS ADDRESS:

      The principal business address of each person shown above is MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101, except that the principal business address for Steven A. Kandarian and Michael K. Farrell is 10 Park Avenue, Morristown, NJ 07962 and for Hugh McHaffie is 501 Boylston Street, Boston, MA 02116.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Travelers Life & Annuity Company under Connecticut insurance law. The Registrant and Depositor are ultimately controlled by MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 29. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.


The Depositor's ultimate parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter, as well as certain other subsidiaries of MetLife are covered.


RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITER

(a) Travelers Distribution LLC
    One Cityplace
    Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.


(b) NAME AND PRINCIPAL             POSITIONS AND OFFICES
    BUSINESS ADDRESS               WITH UNDERWRITER
    ------------------             ---------------------
    Leslie Sutherland              President

    Steven J. Brash                Vice President

    Debora L. Buffington *         Vice President, Director of Compliance

    Charles M. Deuth               Vice President, National Accounts

    Anthony J. Dufault *           Vice President

    James R. Fitzpatrick *         Vice President

    Elizabeth M. Forget **         Vice President and Chief Marketing Officer

    Helayne F. Klier **            Vice President

    Paul M. Kos *                  Vice President

    Paul A. LaPiana *              Vice President, Life Insurance Distribution
                                   Division

    Richard C. Pearson *           Vice President and Secretary

    Robert H. Petersen *****       Vice President and Chief Financial Officer

     Deron J. Richens *           Vice President

     Paul A. Smith                Vice President

     Cathy Sturdivant *           Vice President

     Paulina Vakouros **          Vice President

     Edward C. Wilson *           Vice President and Chief Distribution Officer

     Anthony J. Williamson        Treasurer

     Michael K. Farrell ****      Manager

     William J. Toppeta           Manager



Unless otherwise noted, the principal business address of each person shown above is:

MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101

*      MetLife Investors, 5 Park Plaza, Suite 1900, Irvine, CA 92614
**     MetLife, 260 Madison Avenue, New York, NY 10016
***    MetLife, 13045 Tesson Ferry Road, St. Louis, MO 63128
****   MetLife, 10 Park Avenue, Morristown, NJ 07962
*****  MetLife, 485-E US Highway 1 South, 4/th/ floor, Iselin, NJ 08830

(c)



                                                    (3)
                                 (2)          COMPENSATION ON
           (1)             NET UNDERWRITING EVENTS OCCASIONING      (4)         (5)
    NAME OF PRINCIPAL       DISCOUNTS AND   THE DEDUCTION OF A   BROKERAGE     OTHER
       UNDERWRITER           COMMISSIONS    DEFERRED SALES LOAD COMMISSIONS COMPENSATION
-------------------------- ---------------- ------------------- ----------- ------------
Travelers Distribution LLC  $        6,004          --              --           --



Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.


ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company
       One Cityplace
       Hartford, Connecticut 06103-3415

ITEM 32. MANAGEMENT SERVICES

Not Applicable.

ITEM 33. FEE REPRESENTATION

The Company hereby represents that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 7th day of April, 2006.





                                              THE TRAVELERS FUND UL II
                                              FOR VARIABLE LIFE INSURANCE
                                                      (Registrant)

                                              THE TRAVELERS LIFE AND
                                              ANNUITYCOMPANY
                                                      (Depositor)

                                              By: /s/ Hugh C. McHaffie
                                                  -----------------------------
                                                  Hugh C. McHaffie
                                                  Senior Vice President



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 7/th/ day of April, 2006.



*C. ROBERT HENRIKSON              Director, Chairman, President
--------------------------        and Chief Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI                 Senior Vice President and
--------------------------        Chief Financial Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.         Senior Vice President and
--------------------------        Chief Accounting Officer
(Joseph J. Prochaska, Jr.)

*LELAND C, LAUNER, JR.            Director
--------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                    Director
--------------------------
(Lisa M. Weber)



*By: /s/ John E. Connolly, Jr.
     -------------------------
     John E. Connolly, Jr.,
     Attorney-in-fact



* The Travelers Life and Annuity Company. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 8 to the TLAC Variable Annuity Separate Account 2002 Registration Statement on Form N-4, File
    No. 333-100434, filed September 19, 2005.

                                 EXHIBIT INDEX


EXHIBIT
LETTER    DESCRIPTION
-------   -----------
  m.      Calculation
 n. 1.    Consent of KPMG LLP, Independent Registered Public Accounting Firm.
 n. 2. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.